MassMutual Short-Duration Bond Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.7%

CORPORATE DEBT — 49.1%
Agriculture — 1.9%
BAT Capital Corp.
4.700% 4/02/27	$1,870,000	$1,810,580
Imperial Brands Finance PLC
3.125% 7/26/24 (a)	1,120,000	1,082,098
Wens Foodstuffs Group Co. Ltd.
2.349% 10/29/25 (a)	1,925,000	1,714,072
		4,606,750
Auto Manufacturers — 1.5%
Ford Motor Credit Co. LLC
2.300% 2/10/25	1,320,000	1,233,923
Nissan Motor Acceptance Co. LLC
1.850% 9/16/26 (a)	2,720,000	2,307,540
		3,541,463
Banks — 10.2%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	1,585,000	1,528,653
ABQ Finance Ltd.
2.000% 7/06/26 (a)	1,800,000	1,627,452
Bank Mandiri Persero Tbk PT
5.500% 4/04/26 (a)	1,582,000	1,579,082
Barclays PLC
5.200% 5/12/26	1,690,000	1,630,424
BPCE SA
4.625% 7/11/24 (a)	1,200,000	1,172,584
Burgan Bank SAK 5 yr. CMT + 2.229%
2.750% VRN 12/15/31 (a)	2,000,000	1,510,000
Credit Suisse AG
6.500% 8/08/23 (a)	3,910,000	3,881,848
Danske Bank AS 1 yr. CMT + .730%
1.549% VRN 9/10/27 (a)	1,850,000	1,606,877
Deutsche Bank AG SOFR + 1.219%
2.311% VRN 11/16/27	715,000	614,426
HSBC Holdings PLC SOFR + 1.290%
1.589% VRN 5/24/27	1,650,000	1,456,225
Lloyds Banking Group PLC 1 yr. CMT + 1.700%
5.871% VRN 3/06/29	775,000	768,453
Macquarie Group Ltd., (Acquired 7/08/21-8/08/22, Cost $1,356,885), SOFR + 1.069%
1.340% VRN 1/12/27 (a) (b)	1,500,000	1,335,159
Natwest Group PLC 1 yr. CMT + .900%
1.642% VRN 6/14/27	890,000	783,236
Santander U.K. Group Holdings PLC SOFR + 1.220%
2.469% VRN 1/11/28	815,000	711,481

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Societe Generale SA
1 yr. CMT + 1.000% 1.792% VRN 6/09/27 (a)	$245,000	$214,160
1 yr. CMT + 1.300% 2.797% VRN 1/19/28 (a)	1,200,000	1,062,851
Synovus Bank GA
5.625% 2/15/28	653,000	589,977
UBS Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	1,610,000	1,406,606
1 yr. CMT + 1.080% 1.364% VRN 1/30/27 (a)	875,000	766,703
		24,246,197
Beverages — 0.4%
JDE Peet's NV
1.375% 1/15/27 (a)	1,029,000	892,643
Chemicals — 2.8%
Celanese U.S. Holdings LLC
6.165% 7/15/27	1,050,000	1,044,569
International Flavors & Fragrances, Inc.
1.832% 10/15/27 (a)	925,000	780,002
MEGlobal Canada ULC
5.000% 5/18/25 (a)	1,400,000	1,371,034
Orbia Advance Corp. SAB de CV
1.875% 5/11/26 (a)	2,173,000	1,947,551
Yara International ASA
4.750% 6/01/28 (a)	1,525,000	1,448,728
		6,591,884
Commercial Services — 0.8%
Triton Container International Ltd.
2.050% 4/15/26 (a)	2,100,000	1,833,153
Distribution & Wholesale — 0.9%
Ferguson Finance PLC
4.250% 4/20/27 (a)	725,000	695,519
Li & Fung Ltd.
5.000% STEP 8/18/25 (a)	1,500,000	1,388,212
		2,083,731
Diversified Financial Services — 3.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.450% 10/29/26	1,500,000	1,339,726
Antares Holdings LP
2.750% 1/15/27 (a)	2,785,000	2,288,125
3.950% 7/15/26 (a)	2,980,000	2,615,632
Avolon Holdings Funding Ltd.
2.875% 2/15/25 (a)	1,945,000	1,808,782
BGC Partners, Inc.
4.375% 12/15/25	1,340,000	1,236,911
		9,289,176
Electric — 1.9%
Alliant Energy Finance LLC
1.400% 3/15/26 (a)	1,630,000	1,441,983
Enel Finance International NV
4.625% 6/15/27 (a)	1,279,000	1,237,910

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pacific Gas & Electric Co.
4.950% 6/08/25	$1,110,000	$1,075,887
Sempra Energy
5.400% 8/01/26	640,000	636,870
		4,392,650
Engineering & Construction — 0.3%
Mexico City Airport Trust
4.250% 10/31/26 (a)	800,000	770,733
Entertainment — 0.3%
Warnermedia Holdings, Inc.
3.638% 3/15/25	730,000	704,103
Food — 2.1%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
2.500% 1/15/27 (a)	2,225,000	1,949,322
Pilgrim's Pride Corp.
5.875% 9/30/27 (a)	709,000	700,494
Smithfield Foods, Inc.
4.250% 2/01/27 (a)	2,525,000	2,326,897
		4,976,713
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 2/15/26 (a)	725,000	725,920
Health Care – Services — 0.3%
HCA, Inc.
5.200% 6/01/28	680,000	674,470
Home Builders — 0.3%
Toll Brothers Finance Corp.
4.875% 3/15/27	700,000	677,787
Housewares — 0.3%
Newell Brands, Inc.
6.375% 9/15/27	780,000	746,934
Insurance — 4.0%
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,810,000	4,776,010
Athene Global Funding
1.730% 10/02/26 (a)	2,085,000	1,797,190
Lincoln National Corp.
3.800% 3/01/28 (c)	825,000	745,900
Sammons Financial Group, Inc.
4.450% 5/12/27 (a)	2,365,000	2,179,117
		9,498,217
Internet — 1.0%
Expedia Group, Inc.
4.625% 8/01/27	645,000	625,036
Prosus NV
3.257% 1/19/27 (a)	2,000,000	1,807,568
		2,432,604

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Investment Companies — 3.2%
Ares Capital Corp.
3.875% 1/15/26	$1,635,000	$1,515,832
Blackstone Private Credit Fund
2.625% 12/15/26	2,275,000	1,935,564
Golub Capital BDC, Inc.
2.500% 8/24/26	1,515,000	1,310,169
OWL Rock Core Income Corp.
4.700% 2/08/27	2,965,000	2,690,505
		7,452,070
Lodging — 0.6%
Las Vegas Sands Corp.
3.200% 8/08/24	1,380,000	1,336,623
Machinery – Construction & Mining — 0.9%
The Weir Group PLC
2.200% 5/13/26 (a)	2,261,000	2,025,123
Mining — 0.3%
Alcoa Nederland Holding BV
6.125% 5/15/28 (a) (c)	770,000	765,857
Oil & Gas — 2.4%
EQT Corp.
6.125% STEP 2/01/25	592,000	588,673
Ovintiv Exploration, Inc.
5.375% 1/01/26	400,000	397,285
Ovintiv, Inc.
5.650% 5/15/28	650,000	637,111
Parkland Corp.
5.875% 7/15/27 (a)	455,000	438,988
Patterson-UTI Energy, Inc.
3.950% 2/01/28	4,130,000	3,700,758
		5,762,815
Pharmaceuticals — 1.6%
CVS Health Corp.
5.000% 1/30/29	680,000	673,446
Hikma Finance USA LLC
3.250% 7/09/25 (a)	1,500,000	1,420,380
Viatris, Inc.
2.300% 6/22/27	1,905,000	1,664,315
		3,758,141
Pipelines — 1.1%
Energy Transfer LP
4.950% 6/15/28	1,625,000	1,576,203
Plains All American Pipeline LP/PAA Finance Corp.
4.500% 12/15/26	960,000	929,617
		2,505,820
Real Estate — 0.9%
MAF Sukuk Ltd.
4.500% 11/03/25 (a)	1,025,000	1,007,391

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Shimao Group Holdings Ltd.
6.125% 2/21/24 (a)	$14,600,000	$1,060,268
		2,067,659
Real Estate Investment Trusts (REITS) — 2.8%
CubeSmart LP
2.250% 12/15/28	1,000,000	842,660
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	1,125,000	825,301
Omega Healthcare Investors, Inc.
4.750% 1/15/28	2,069,000	1,888,643
Service Properties Trust
4.350% 10/01/24	2,115,000	2,035,093
Vornado Realty LP
2.150% 6/01/26	1,200,000	1,016,559
		6,608,256
Retail — 0.4%
Advance Auto Parts, Inc.
5.900% 3/09/26	343,000	339,225
Nordstrom, Inc.
4.000% 3/15/27 (c)	740,000	658,600
		997,825
Savings & Loans — 0.1%
Nationwide Building Society
4.000% 9/14/26 (a)	297,000	272,717
Telecommunications — 0.8%
Sprint Capital Corp.
6.875% 11/15/28	650,000	688,996
Tower Bersama Infrastructure Tbk PT
4.250% 1/21/25 (a)	1,300,000	1,267,113
		1,956,109
Venture Capital — 0.8%
Hercules Capital, Inc.
2.625% 9/16/26	2,338,000	2,000,597

TOTAL CORPORATE DEBT (Cost $139,328,256)		116,194,740

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 46.6%
Automobile Asset-Backed Securities — 0.1%
AmeriCredit Automobile Receivables Trust, Series 2020-3, Class D
1.490% 9/18/26	339,000	313,619
Commercial Mortgage-Backed Securities — 4.7%
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (d)	2,280,000	1,949,995
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (d)	3,050,000	2,580,127
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2013-LC11, Class C,
3.958% VRN 4/15/46 (d)	1,015,000	798,625

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
One New York Plaza Trust
Series 2020-1NYP, Class C, 1 mo. USD LIBOR + 2.200% 7.393% FRN 1/15/36 (a)	$4,106,000	$3,514,642
Series 2020-1NYP, Class D, 1 mo. USD LIBOR + 2.750% 7.943% FRN 1/15/36 (a)	2,760,000	2,170,435
		11,013,824
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
5.630% FRN 10/25/34 (a)	15,770	15,843
Other Asset-Backed Securities — 22.1%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
5.393% FRN 9/15/41 (a)	37,968	37,367
522 Funding CLO Ltd., Series 2018-3A, Class BR, 3 mo. USD LIBOR + 1.550%
6.800% FRN 10/20/31 (a)	2,352,000	2,281,238
Adams Outdoor Advertising LP, Series 2018-1, Class A
4.810% 11/15/48 (a)	1,668,634	1,572,172
AIMCO CLO Ltd., Series 2019-10A, Class AR, 3 mo. USD LIBOR + 1.060%
6.333% FRN 7/22/32 (a)	5,000,000	4,929,600
Apollo Aviation Securitization AASET Trust, Series 2020-1A, Class B
4.335% 1/16/40 (a)	722,482	361,615
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
3.815% FRN 10/25/34	79,609	69,441
Ballyrock CLO Ltd., Series 2020-2A, Class A2R, 3 mo. USD LIBOR + 1.550%
6.800% FRN 10/20/31 (a)	4,700,000	4,583,431
BHG Securitization Trust, Series 2021-B, Class C
2.240% 10/17/34 (a)	3,736,000	3,083,586
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	136,162	132,601
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	38,904	37,883
Series 2019-A, Class B, 3.780% 9/26/33 (a)	765,171	718,760
Canyon Capital CLO Ltd., Series 2017-1A, Class CR, 3 mo. USD LIBOR + 2.000%
7.260% FRN 7/15/30 (a)	1,540,000	1,472,530
CARS-DB4 LP, Series 2020-1A, Class B1
4.170% 2/15/50 (a)	3,289,000	3,029,733
Castlelake Aircraft Structured Trust, Series 2019-1A, Class B
5.095% 4/15/39 (a)	707,996	511,690
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
6.230% FRN 4/20/31 (a)	900,000	892,339
CF Hippolyta Issuer LLC, Series 2020-1, Class B1
2.280% 7/15/60 (a)	577,448	480,320
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.960% 3/25/30 (a)	409,837	393,879
Series 2019-A, Class C, 3.450% 1/25/34 (a)	1,636,353	1,516,784
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,079,097	1,720,638
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	770,881	671,898
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	1,721,588	1,505,334
Gracie Point International Funding, Series 2021-1A, Class B, 1 mo. USD LIBOR + 1.400%
6.570% FRN 11/01/23 (a)	1,750,000	1,749,160

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Hero Funding Trust
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	$591,777	$506,533
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	116,128	99,863
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	288,919	255,591
Series 2015-1A, Class A, 3.840% 9/21/40 (a)	194,824	175,444
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	94,354	83,104
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	755,739	686,757
Hilton Grand Vacations Trust, Series 2019-AA, Class C
2.840% 7/25/33 (a)	738,087	683,797
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A
3.721% 7/15/39 (a)	2,344,561	2,002,222
Horizon Aircraft Finance III Ltd., Series 2019-2, Class B
4.458% 11/15/39 (a)	1,757,143	697,936
Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A
4.250% 12/15/38 (a)	2,987,965	2,563,196
Mosaic Solar Loans LLC
Series 2018-2GS, Class A, 4.200% 2/22/44 (a)	609,333	551,078
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	103,042	97,045
Neuberger Berman CLO XX Ltd., Series 2015-20A, Class ARR, 3 mo. USD LIBOR + 1.160%
6.420% FRN 7/15/34 (a)	500,000	492,191
Neuberger Berman Loan Advisers CLO Ltd., Series 2017-24A, Class BR, 3 mo. USD LIBOR + 1.500%
6.765% FRN 4/19/30 (a)	500,000	491,230
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	1,651,000	1,636,303
Newark BSL CLO Ltd., Series 2017-1A, Class A2R, 3 mo. USD LIBOR + 1.400%
6.655% FRN 7/25/30 (a)	1,375,000	1,342,645
Orange Lake Timeshare Trust
Series 2016-A, Class B, 2.910% 3/08/29 (a)	167,783	159,929
Series 2018-A, Class C, 3.740% 11/08/30 (a)	159,241	156,013
Oxford Finance Funding LLC, Series 2020-1A, Class B
4.037% 2/15/28 (a)	660,812	649,454
Rad CLO 1 Ltd., Series 2018-1A, Class BR, 3 mo. USD LIBOR + 1.400%
6.660% FRN 7/15/31 (a)	2,650,000	2,597,114
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
6.400% FRN 10/15/35 (a)	750,000	737,169
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	196,166	185,033
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	4,048,000	3,714,497
		52,316,143
Student Loans Asset-Backed Securities — 7.2%
Chase Education Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .220%
5.741% FRN 3/28/68	371,339	348,257
College Avenue Student Loans LLC, Series 2017-A, Class A1, 1 mo. USD LIBOR + 1.650%
6.800% FRN 11/26/46 (a)	395,329	394,361
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.750% FRN 1/15/37	355,261	303,407
Commonbond Student Loan Trust
Series 2017-AGS, Class B, 3.470% 5/25/41 (a)	286,679	261,582
Series 2018-AGS, Class C, 3.820% 2/25/44 (a)	98,680	83,554

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-BGS, Class C, 4.120% 9/25/45 (a)	$80,965	$70,236
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	37,950	33,819
Series 2017-AGS, Class C, 5.280% 5/25/41 (a)	149,221	138,478
DRB Prime Student Loan Trust
Series 2017-C, Class B, 2.950% 11/25/42 (a)	689,625	643,565
Series 2017-B, Class CFX, 3.610% 8/25/42 (a)	688,402	650,192
ELFI Graduate Loan Program LLC, Series 2018-A, Class B
4.000% 8/25/42 (a)	214,648	193,887
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
6.096% FRN 8/25/48 (a)	38,802	37,868
Goal Structured Solutions Trust, Series 2015-1, Class B, 1 mo. USD LIBOR + 1.500%
6.650% FRN 9/25/43 (a)	100,000	87,901
Higher Education Funding I, Series 2004-1, Class B1,
4.161% FRN 1/01/44 (a) (d)	950,000	857,215
Laurel Road Prime Student Loan Trust, Series 2019-A, Class BFX
3.000% 10/25/48 (a)	1,210,820	1,138,206
Nelnet Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 5.455% FRN 1/25/38	654,340	552,818
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 6.150% FRN 7/26/49 (a)	900,000	775,682
Series 2018-5A, Class B, 1 mo. USD LIBOR + 1.450% 6.600% FRN 2/25/67 (a)	1,000,000	927,385
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 6/25/54 (a)	395,000	364,047
SLC Student Loan Trust
Series 2005-1, Class B, 3 mo. USD LIBOR + .200% 5.521% FRN 2/15/45	364,672	322,627
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 5.782% FRN 12/15/39	938,541	846,464
Series 2005-3, Class B, 3 mo. USD LIBOR + .250% 5.802% FRN 6/15/55	767,319	705,347
SLM Student Loan Trust
Series 2005-4, Class B, 3 mo. USD LIBOR + .180% 5.435% FRN 7/25/55	484,384	452,144
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.465% FRN 10/25/40	413,542	387,702
Series 2005-5, Class B, ABS, 3 mo. USD LIBOR + .250% 5.505% FRN 10/25/40	488,621	441,732
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.565% FRN 1/25/55	346,931	319,237
Series 2004-1 Class B, 3 mo. USD LIBOR + .500% 5.755% FRN 7/25/39	316,441	295,817
Series 2003-4, Class B, 3 mo. USD LIBOR + .650% 6.202% FRN 6/15/38	206,647	194,061
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 6.202% FRN 12/15/38	756,094	717,516
SMB Private Education Loan Trust
Series 2015-C, Class C, 4.500% 9/17/46 (a)	1,710,000	1,559,668
Series 2016-C, Class A2B, 1 mo. USD LIBOR + 1.100% 6.293% FRN 9/15/34 (a)	46,762	46,303
SoFi Alternative Trust, Series 2019-C, Class PT,
5.569% VRN 1/25/45 (a) (d)	1,796,385	1,714,521
SoFi Professional Loan Program LLC, Series 2019-A, Class BFX, ABS, 144A
4.110% 6/15/48 (a)	870,000	798,213
Wachovia Student Loan Trust, Series 2005-1, Class B, ABS, 3 mo. USD LIBOR + .300%
5.555% FRN 10/25/40	333,154	303,903
		16,967,715
Whole Loan Collateral Collateralized Mortgage Obligations — 12.5%
Angel Oak Mortgage Trust
Series 2021-1, Class M1, 2.215% VRN 1/25/66 (a) (d)	2,290,000	1,514,453
Series 2021-3, Class M1, 2.479% VRN 5/25/66 (a) (d)	6,583,000	4,248,644

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.020% VRN 8/25/34 (d)	$7,855	$7,549
Credit Suisse Mortgage Trust, Series 2021-NQM4, Class M1,
2.472% VRN 5/25/66 (a) (d)	7,095,350	4,594,605
Merrill Lynch Mortgage Investors, Inc., Series 2004-A1, Class IIA2,
4.059% VRN 2/25/34 (d)	38,741	35,841
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class M1,
3.207% VRN 1/26/60 (a) (d)	2,252,000	1,890,059
OBX Trust, Series 2021-NQM1, Class M1,
2.219% VRN 2/25/66 (a) (d)	2,501,000	1,553,056
Oceanview Trust, Series 2021-1, Class M3
3.090% 12/29/51 (a)	5,000,000	4,767,376
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	5,582,000	3,594,942
TRK Trust, Series 2021-INV1, Class M1,
2.585% VRN 7/25/56 (a) (d)	1,222,000	807,002
Verus Securitization Trust
Series 2021-1, Class M1, 1.968% VRN 1/25/66 (a) (d)	2,247,000	1,553,105
Series 2019-INV3, Class M1, 3.279% VRN 11/25/59 (a) (d)	2,129,000	1,853,244
Series 2020-4, Class M1, 3.291% VRN 5/25/65 (a) (d)	3,602,000	3,100,910
		29,520,786

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $129,899,171)		110,147,930

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 0.0%
Pass-Through Securities — 0.0%
Federal Home Loan Mortgage Corp. Pool #1Q0239, 1 yr. CMT + 2.159% 4.376% 3/01/37	48,906	49,493
Federal National Mortgage Association Pool #775539 1 yr. USD LIBOR + 1.641% 5.391% 5/01/34	13,306	13,469
Government National Mortgage Association Pool #507545 7.500% 8/15/29	17,858	18,394
		81,356

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $81,089)		81,356

TOTAL BONDS & NOTES (Cost $269,308,516)		226,424,026

TOTAL LONG-TERM INVESTMENTS (Cost $269,308,516)		226,424,026

SHORT-TERM INVESTMENTS — 2.7%
Commercial Paper — 2.1%
Alimentation Couche-Tard, Inc.
5.468% 7/13/23 (a)	5,000,000	4,990,360

Investment of Cash Collateral from Securities Loaned — 0.6%	Number of Shares
State Street Navigator Securities Lending Government Money Market Portfolio (f)	1,389,480	1,389,480

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL SHORT-TERM INVESTMENTS (Cost $6,380,514)		$6,379,840

TOTAL INVESTMENTS — 98.4% (Cost $275,689,030) (g)		232,803,866

Other Assets/(Liabilities) — 1.6%		3,787,498

NET ASSETS — 100.0%		$236,591,364

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $171,607,521 or 72.53% of net assets.
(b)	Restricted security. Certain securities are restricted as to resale. At June 30, 2023, these securities amounted to a value of $1,335,159 or 0.56% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $2,115,868 or 0.89% of net assets. The Fund received $777,604 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	Represents investment of security lending cash collateral. (Note 2).
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/29/23	631	$129,809,194	$(1,499,288)
Short
U.S. Treasury Long Bond	9/20/23	6	(761,945)	507
U.S. Treasury Ultra 10 Year	9/20/23	110	(13,160,862)	132,737
U.S. Treasury Ultra Bond	9/20/23	3	(404,052)	(4,604)
U.S. Treasury Note 5 Year	9/29/23	494	(53,924,737)	1,020,425
				$1,149,065

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 40†	1.000%	Quarterly	6/20/28	USD	22,000,000	$(328,768)	$(114,957)	$(213,811)

MassMutual Short-Duration Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	10,000,000	$(161,306)	$—	$(161,306)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	8,350,000	(157,666)	—	(157,666)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	8,374,000	(164,089)	—	(164,089)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	9,049,000	(190,154)	—	(190,154)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	2,000,000	43,811	—	43,811
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	2,100,000	58,116	—	58,116
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	2,092,000	80,186	—	80,186
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	2,005,000	70,778	—	70,778
							$(420,324)	$—	$(420,324)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD	U.S. Dollar

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 83.8%

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.7%
Automobile Asset-Backed Securities — 8.8%
BOF URSA VI Funding Trust I, Series 2023-CAR2, Class A2
5.542% 10/27/31 (a)	$3,084,514	$3,041,532
Carvana Auto Receivables Trust, Series 2020-N3, Class B
0.660% 6/12/28	1,515,406	1,388,575
Drive Auto Receivables Trust
Series 2021-1, Class C, 1.020% 6/15/27	1,467,435	1,447,077
Series 2021-3, Class C, 1.470% 1/15/27	3,445,000	3,300,194
Exeter Automobile Receivables Trust, Series 2020-2A, Class D
4.730% 4/15/26 (a)	2,497,861	2,481,311
Hertz Vehicle Financing LLC, Series 2021-1A, Class D
3.980% 12/26/25 (a)	4,600,000	4,303,755
Onemain Direct Auto Receivable Trust, Series 2022-1A, Class C
5.310% 6/14/29 (a)	1,100,000	1,035,965
Santander Drive Auto Receivables Trust, Series 2021-2, Class D
1.350% 7/15/27	5,000,000	4,725,138
Westlake Automobile Receivables Trust, Series 2020-3A, Class D
1.650% 2/17/26 (a)	2,779,000	2,672,436
		24,395,983
Commercial Mortgage-Backed Securities — 7.4%
BHMS Mortgage Trust, Series 2018-ATLS, Class B, 1 mo. USD LIBOR + 1.500%
6.693% FRN 7/15/35 (a)	1,150,000	1,097,557
BX Commercial Mortgage Trust, Series 2019-XL, Class F, 1 mo. USD Term SOFR + 2.114%
7.262% FRN 10/15/36 (a)	2,082,500	2,048,726
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, 1 mo. USD LIBOR + 1.750%
6.943% FRN 12/15/37 (a)	250,836	246,450
COMM Mortgage Trust, Series 2015-LC19, Class D
2.867% 2/10/48 (a)	2,457,000	2,026,068
Credit Suisse Mortgage Capital Certificates
Series 2019-ICE4, Class D, 1 mo. USD LIBOR + 1.600% 6.793% FRN 5/15/36 (a)	5,985,110	5,914,081
Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150% 7.343% FRN 5/15/36 (a)	3,596,053	3,515,189
KNDL Mortgage Trust
Series 2019-KNSQ, Class D, FRN, 144A, 1 mo. USD LIBOR + 1.500% 6.693% FRN 5/15/36 (a)	2,500,000	2,468,769
Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.950% 7.143% FRN 5/15/36 (a)	389,000	382,804
Ready Capital Commercial Mortgage Financing LLC, Series 2023-FL12, Class A, 1 mo. USD Term SOFR + 2.335
7.335% FRN 5/25/38 (a)	3,000,000	2,986,352
		20,685,996

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.5%
Centex Home Equity Loan Trust, Series 2006-A, Class M1, 1 mo. USD LIBOR + .450%
5.600% FRN 6/25/36	$20,922	$20,894
Home Equity Asset Trust, Series 2005-9, Class M1, 1 mo. USD LIBOR + .615%
5.765% FRN 4/25/36	1,338,678	1,296,260
		1,317,154
Other Asset-Backed Securities — 19.1%
321 Henderson Receivables I LLC, Series 2006-3A, Class A1, 1 mo. USD LIBOR + .200%
5.393% FRN 9/15/41 (a)	40,815	40,170
ACHV ABS Trust, Series 2023-1PL, Class A
6.420% 3/18/30 (a)	254,530	254,585
Affirm Asset Securitization Trust
Series 2021-Z1, Class A, 1.070% 8/15/25 (a)	3,821,894	3,739,669
Series 2021-Z2, Class A, 1.170% 11/16/26 (a)	640,192	618,104
Series 2022-X1, Class A, 1.750% 2/15/27 (a)	1,108,117	1,082,671
Series 2018-A, Class A, 1.900% 1/15/25 (a)	378,922	374,735
BHG Securitization Trust
Series 2021-B, Class A, 0.900% 10/17/34 (a)	903,716	864,936
Series 2022-C, Class A, 5.320% 10/17/35 (a)	3,395,193	3,356,669
Series 2023-A, Class A, 5.550% 4/17/36 (a)	3,360,394	3,310,073
Cascade Funding Mortgage Trust, Series 2021-EBO1, Class A,
0.985% VRN 11/25/50 (a) (b)	1,414,045	1,318,561
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	373,272	369,507
Series 2016-A, Class B, 3.220% 4/25/28 (a)	82,038	80,888
Series 2017-A, Class C, 3.310% 3/25/30 (a)	229,231	216,671
FCI Funding LLC
Series 2021-1A, Class A, 1.130% 4/15/33 (a)	951,678	909,074
Series 2021-1A, Class B, 1.530% 4/15/33 (a)	568,714	540,501
First Franklin Mortgage Loan Trust
Series 2006-FF15, Class A5, 1 mo. USD LIBOR + .160% 5.310% FRN 11/25/36	366,842	352,974
Series 2005-FF9, Class A4, 1 mo. USD LIBOR + .720% 5.870% FRN 10/25/35	27,794	27,800
FNA VI LLC, Series 21-1A, Class A
1.350% 1/10/32 (a)	2,787,885	2,519,314
Gracie Point International Funding
Series 2021-1A, Class A, 1 mo. USD LIBOR + .750% 5.920% FRN 11/01/23 (a)	6,178,951	6,174,019
Series 2022-1A, Class C, 30 day USD SOFR Average + 3.500% 8.532% FRN 4/01/24 (a)	2,300,000	2,299,986
Series 2022-3A, Class B, 30 day USD SOFR Average + 4.000% 9.032% FRN 11/01/24 (a)	2,500,000	2,502,426
Series 2022-1A, Class E, 30 day USD SOFR Average + 5.750% 10.782% FRN 4/01/24 (a)	1,287,000	1,286,988
Hilton Grand Vacations Trust
Series 2017-AA, Class B, 2.960% 12/26/28 (a)	135,510	132,449
Series 2022-2A, Class C, 5.570% 1/25/37 (a)	1,310,856	1,252,368
JP Morgan Mortgage Acquisition Trust, Series 2007-CH3, Class A5, 1 mo. USD LIBOR + .260%
5.410% FRN 3/25/37	257,436	248,991
KREF Ltd., Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200%
7.358% FRN 2/15/39 (a)	900,000	824,938

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Marlette Funding Trust, Series 2023-2A, Class A
6.040% 6/15/33 (a)	$2,028,413	$2,022,089
MVW Owner Trust, Series 2018-1A, Class A
3.450% 1/21/36 (a)	432,706	421,443
New Residential Advance Receivables Trust Advance Receivables Backed
Series 2020-T1, Class BT1, 1.823% 8/15/53 (a)	1,000,000	991,945
Series 2020-T1, Class DT1, 3.011% 8/15/53 (a)	1,510,000	1,498,140
NP SPE II LLC, Series 2019-1A, Class A1
2.574% 9/20/49 (a)	141,968	131,827
Oportun Funding LLC, Series 2022-1, Class A
3.250% 6/15/29 (a)	908,405	895,990
Orange Lake Timeshare Trust
Series 2016-A, Class A, 2.610% 3/08/29 (a)	176,516	168,744
Series 2016-A, Class B, 2.910% 3/08/29 (a)	233,898	222,949
Pagaya AI Debt Selection Trust
Series 2021-3, Class A, 1.150% 5/15/29 (a)	884,798	876,277
Series 2022-1, Class A, 2.030% 10/15/29 (a)	6,132,376	5,969,954
Sierra Timeshare Receivables Funding LLC
Series 2019-3A, Class C, 3.000% 8/20/36 (a)	540,746	512,131
Series 2019-2A, Class C, 3.120% 5/20/36 (a)	491,507	462,813
Series 2019-1A, Class C, 3.770% 1/20/36 (a)	156,108	149,437
Series 2019-3A, Class D, 4.180% 8/20/36 (a)	135,648	129,076
Series 2019-1A, Class D, 4.750% 1/20/36 (a)	100,169	93,703
Structured Asset Investment Loan Trust, Series 2005-2, Class M2, 1 mo. USD LIBOR + .735%
5.885% FRN 3/25/35	264,947	262,821
Structured Asset Securities Corp. Mortgage Loan Trust
Series 2006-BC6, Class A4, 1 mo. USD LIBOR + .170% 5.320% FRN 1/25/37	160,976	156,701
Series 2006-WF1, Class M4, 1 mo. USD LIBOR + .645% 5.795% FRN 2/25/36	218,347	217,018
Trafigura Securitisation Finance PLC, Series 2021-1A, Class B
1.780% 1/15/25 (a)	1,800,000	1,651,703
Upstart Securitization Trust, Series 2021-4, Class A
0.840% 9/20/31 (a)	1,673,594	1,651,474
		53,185,302
Student Loans Asset-Backed Securities — 5.6%
Chase Education Loan Trust, Series 2007-A, Class A4, 3 mo. USD LIBOR + .100%
5.621% FRN 3/28/68	1,423,011	1,376,554
College Loan Corp. Trust, Series 2005-2, Class B, 3 mo. USD LIBOR + .490%
5.750% FRN 1/15/37	179,500	153,300
Commonbond Student Loan Trust
Series 2021-AGS, Class B, 1.400% 3/25/52 (a)	151,009	113,888
Series 2018-CGS, Class C, 4.350% 2/25/46 (a)	9,831	8,761
Series 2019-AGS, Class A2, 1 mo. USD LIBOR + .900% 6.050% FRN 1/25/47 (a)	285,967	282,196
DRB Prime Student Loan Trust, Series 2017-A, Class A1, 1 mo. USD LIBOR + .850%
6.000% FRN 5/27/42 (a)	3,875	3,875
ELFI Graduate Loan Program LLC, Series 2018-A, Class A1, 1 mo. USD LIBOR + .750%
5.900% FRN 8/25/42 (a)	445,857	436,549
Goal Capital Funding Trust, Series 2010-1, Class A, 3 mo. USD LIBOR + .700%
6.096% FRN 8/25/48 (a)	70,397	68,704

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
JP Morgan Student Loan Trust, Series 2007-A, Class B, 3 mo. USD LIBOR + .350%
5.623% FRN 6/28/39 (a)	$185,102	$166,015
Laurel Road Prime Student Loan Trust
Series 2019-A, Class A1FX, 2.340% 10/25/48 (a)	91,839	89,203
Series 2018-B, Class A2FX, 3.540% 5/26/43 (a)	250,020	245,139
Series 2017-C, Class A1, 1 mo. USD LIBOR + .550% 5.700% FRN 11/25/42 (a)	42,540	42,392
Navient Private Education Refi Loan Trust
Series 2021-A, Class A, 0.840% 5/15/69 (a)	4,825,007	4,188,426
Series 2020-HA, Class A, 1.310% 1/15/69 (a)	1,121,196	1,014,846
Navient Student Loan Trust, Series 2016-7A, Class A, 1 mo. USD LIBOR + 1.150%
6.300% FRN 3/25/66 (a)	1,196,972	1,188,025
Nelnet Student Loan Trust
Series 2005-2, Class B, 90 day USD SOFR Average + .432% 5.398% FRN 3/23/37	523,365	479,403
Series 2006-2, Class B, 3 mo. USD LIBOR + .200% 5.455% FRN 1/25/38	269,434	227,631
Series 2006-3, Class B, 90 day USD SOFR Average + .512% 5.487% FRN 6/25/41	149,956	131,758
Series 2004-3, Class B, 3 mo. USD LIBOR + .350% 5.605% FRN 10/25/40	545,845	511,032
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 6/25/41 (a)	295,000	292,042
SLC Student Loan Trust
Series 2006-2, Class B, 3 mo. USD LIBOR + .230% 5.782% FRN 12/15/39	199,084	179,553
Series 2005-2, Class B, 3 mo. USD LIBOR + .280% 5.832% FRN 3/15/40	665,100	611,043
SLM Student Loan Trust
Series 2005-5, Class A4, 3 mo. USD LIBOR + .140% 5.395% FRN 10/25/28	55,776	55,745
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 5.455% FRN 1/25/70	135,321	127,381
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.465% FRN 10/25/40	213,514	200,172
Series 2006-2, Class B, 3 mo. USD LIBOR + .220% 5.475% FRN 1/25/41	233,112	216,242
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.565% FRN 1/25/55	208,159	191,542
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 5.725% FRN 10/25/64	135,641	128,768
Series 2003-11, Class B, 3 mo. USD LIBOR + .650% 6.202% FRN 12/15/38	153,262	145,443
SMB Private Education Loan Trust
Series 2019-A, Class A2B, 1 mo. USD LIBOR + .870% 6.063% FRN 7/15/36 (a)	817,024	807,248
Series 2014-A, Class A3, 1 mo. USD LIBOR + 1.500% 6.693% FRN 4/15/32 (a)	733,256	734,084
SoFi Alternative Trust, Series 2019-C, Class PT,
5.569% VRN 1/25/45 (a) (b)	454,206	433,507
SoFi Professional Loan Program LLC, Series 2018-D, Class A2FX
3.600% 2/25/48 (a)	668,840	638,886
		15,489,353
Whole Loan Collateral Collateralized Mortgage Obligations — 11.3%
Angel Oak Mortgage Trust, Series 2022-2, Class A1,
3.353% VRN 1/25/67 (a) (b)	2,116,973	1,899,952
BRAVO Residential Funding Trust, Series 2021-NQM2, Class A3,
1.435% VRN 3/25/60 (a) (b)	651,075	595,835
CIM Trust, Series 2019-INV3, Class A11, 1 mo. USD LIBOR + 1.000%
5.500% FRN 8/25/49 (a)	704,921	657,963
COLT Mortgage Loan Trust, Series 2022-1, Class A1,
2.284% VRN 12/27/66 (a) (b)	8,191,830	6,964,924
Deephaven Residential Mortgage Trust, Series 2021-1, Class A3,
1.128% VRN 5/25/65 (a) (b)	416,593	378,221

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lakeview Trust
Series 2022-1, Class M3, 4.585% 4/25/52 (a)	$1,400,000	$1,334,587
Series 2022-3, Class M3, 5.437% 5/29/52 (a)	3,300,000	3,117,018
NewRez Warehouse Securitization Trust, Series 2021-1, Class A, 1 mo. USD LIBOR + .750%
5.900% FRN 5/25/55 (a)	4,621,933	4,585,302
Oceanview Trust
Series 2021-1, Class A, 1.219% 12/29/51 (a)	1,427,309	1,389,344
Series 2021-1, Class M3, 3.090% 12/29/51 (a)	2,906,000	2,770,799
Onslow Bay Financial LLC
Series 2021-NQM2, Class A2, 1.357% VRN 5/25/61 (a) (b)	614,654	470,998
Series 2020-EXP1, Class 2A2, 1 mo. USD LIBOR + .950% 6.100% FRN 2/25/60 (a)	319,917	296,379
PNMAC GMSR Issuer Trust, Series 2018-GT1, Class A, 1 mo. USD LIBOR + 3.850%
9.000% FRN 2/25/25 (a)	270,000	269,331
PSMC Trust, Series 2020-2, Class A2,
3.000% VRN 5/25/50 (a) (b)	854,800	748,341
Starwood Mortgage Residential Trust
Series 2020-1, Class M1, 2.878% VRN 2/25/50 (a) (b)	1,000,000	824,745
Series 2019-INV1, Class A3, 2.916% VRN 9/27/49 (a) (b)	1,126,290	1,064,640
Starwood Residential Mortgage Trust, Series 2021-1, Class A3,
1.528% VRN 5/25/65 (a) (b)	3,424,402	2,892,870
Verus Securitization Trust
Series 2021-3, Class A3, 1.437% VRN 6/25/66 (a) (b)	895,835	738,015
Series 2019-INV2, Class A3, 3.219% VRN 7/25/59 (a) (b)	367,455	353,850
		31,353,114

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $152,206,662)		146,426,902

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (c) — 12.5%
Whole Loans — 12.5%
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2021-DNA6, Class M1, 30 day USD SOFR Average + .800% 5.867% FRN 10/25/41 (a)	5,337,440	5,318,026
Series 2021-HQA3, Class M1, 30 day USD SOFR Average + .850% 5.917% FRN 9/25/41 (a)	7,719,396	7,495,376
Series 2021-DNA7, Class M1, 30 day USD SOFR Average + .850% 5.917% FRN 11/25/41 (a)	1,833,544	1,814,100
Series 2022-DNA1, Class M1A, 30 day USD SOFR Average + 1.000% 6.067% FRN 1/25/42 (a)	603,807	594,095
Series 2022-DNA2, Class M1A, 30 day USD SOFR Average + 1.300% 6.367% FRN 2/25/42 (a)	1,644,552	1,635,501
Series 2020-DNA1, Class M2, 1 mo. USD LIBOR + 1.700% 6.850% FRN 1/25/50 (a)	974,011	974,448
Series 2022-DNA3, Class M1A, 30 day USD SOFR Average + 2.000% 7.067% FRN 4/25/42 (a)	2,991,585	2,995,377
Series 2018-DNA3, Class M2A, 1 mo. USD LIBOR + 2.100% 7.250% FRN 9/25/48 (a)	635,325	639,371
Series 2020-DNA5, Class M2, 30 day USD SOFR Average + 2.800% 7.867% FRN 10/25/50 (a)	500,641	507,825
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes, REMICS, Series 2022-DNA5, Class M1A, 30 day USD SOFR Average + 2.950%
8.017% FRN 6/25/42 (a)	2,950,557	3,003,974

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Federal National Mortgage Association Connecticut Avenue Securities Trust
30 day USD SOFR Average + 1.900% 6.967% FRN 6/25/43 (a) (d)	$1,400,000	$1,401,313
Series 2019-R03, Class 1M2, 1 mo. USD LIBOR + 2.150% 7.300% FRN 9/25/31 (a)	295,150	295,556
Series 2019-R02, Class 1M2, 1 mo. USD LIBOR + 2.300% 7.450% FRN 8/25/31 (a)	91,975	92,077
Series 2023-R03, Class 2M1, 30 day USD SOFR Average + 2.500% 7.567% FRN 4/25/43 (a)	3,035,830	3,062,057
Series 2022-R07, Class 1M1, 30 day USD SOFR Average + 2.950% 8.017% FRN 6/25/42 (a)	4,850,551	4,964,031
		34,793,127

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $35,031,992)		34,793,127

U.S. TREASURY OBLIGATIONS — 18.6%
U.S. Treasury Bonds & Notes — 18.6%
U.S. Treasury Inflation Index
0.125% 4/15/26	1,966,169	1,843,533
0.125% 7/15/26	1,796,840	1,687,713
0.125% 10/15/26	2,330,979	2,178,965
0.125% 4/15/27	2,363,372	2,187,319
0.125% 1/15/30	2,122,020	1,903,104
0.125% 7/15/30	1,951,950	1,750,083
0.125% 1/15/31	2,505,116	2,225,810
0.125% 7/15/31	2,574,549	2,282,373
0.125% 1/15/32	2,242,874	1,973,904
0.125% 2/15/51	757,257	504,596
0.125% 2/15/52	980,622	649,691
0.250% 7/15/29	2,282,607	2,083,905
0.250% 2/15/50	1,061,793	741,689
0.375% 1/15/27	1,883,460	1,767,086
0.375% 7/15/27	2,355,886	2,208,206
0.500% 1/15/28	368,895	345,010
0.625% 7/15/32	2,400,835	2,206,048
0.625% 2/15/43	1,055,408	865,105
0.750% 7/15/28 (e)	2,199,161	2,083,662
0.750% 2/15/42	939,624	797,790
0.750% 2/15/45	1,210,767	999,722
0.875% 1/15/29	2,072,105	1,961,053
0.875% 2/15/47	753,906	631,912
1.000% 2/15/46	640,050	554,731
1.000% 2/15/48	676,495	581,323
1.000% 2/15/49	488,171	419,369
1.125% 1/15/33	2,240,150	2,145,753
1.375% 2/15/44	1,301,440	1,224,904
1.500% 2/15/53	612,228	594,979
1.625% 10/15/27	2,201,407	2,168,837
1.750% 1/15/28	1,303,029	1,287,772
2.000% 1/15/26	764,095	753,872
2.125% 2/15/40	140,148	150,280
2.125% 2/15/41	706,370	757,472
2.375% 1/15/27	1,052,828	1,058,051
2.500% 1/15/29	918,275	945,536
3.375% 4/15/32	341,760	388,538
3.625% 4/15/28	1,125,186	1,207,568

MassMutual Inflation-Protected and Income Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
3.875% 4/15/29	$1,476,032	$1,630,468
		51,747,732

TOTAL U.S. TREASURY OBLIGATIONS (Cost $57,102,278)		51,747,732

TOTAL BONDS & NOTES (Cost $244,340,932)		232,967,761

TOTAL LONG-TERM INVESTMENTS (Cost $244,340,932)		232,967,761

SHORT-TERM INVESTMENTS — 15.4%
Commercial Paper — 14.6%
AT&T, Inc.
5.998% 11/21/23 (a)	2,000,000	1,954,672
6.119% 3/19/24 (a)	3,000,000	2,871,766
Avery Dennison Corp.
5.795% 10/24/23 (a)	2,000,000	1,963,222
Bayer Corp.
6.218% 9/19/23 (a)	5,000,000	4,939,036
CRH America Finance, Inc.
5.821% 10/05/23 (a)	3,000,000	2,954,184
Entergy Corp.
5.883% 7/06/23 (a)	5,000,000	4,995,642
Fidelity National Information Services, Inc.
5.611% 7/26/23 (a)	3,900,000	3,884,883
Northrop Grumman Corp.
5.759% 8/17/23	3,000,000	2,978,112
TELUS Corp.
5.822% 10/26/23 (a)	5,000,000	4,906,223
TransCanada PipeLines Ltd.
5.729% 8/09/23 (a)	3,000,000	2,981,723
VF Corp.
5.276% 7/05/23	4,000,000	3,997,076
VW Credit, Inc.
5.500% 7/14/23 (a)	2,000,000	1,995,893
		40,422,432
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (f)	2,156,758	2,156,758

TOTAL SHORT-TERM INVESTMENTS (Cost $42,584,445)		42,579,190

TOTAL INVESTMENTS — 99.2% (Cost $286,925,377) (g)		275,546,951

Other Assets/(Liabilities) — 0.8%		2,242,555

NET ASSETS — 100.0%		$277,789,506

Abbreviation Legend

FRN	Floating Rate Note
REMICS	Real Estate Mortgage Investment Conduits
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $196,487,263 or 70.73% of net assets.
(b)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(c)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(d)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(e)	All or a portion of this security is pledged/held as collateral for open derivatives.
(f)	Maturity value of $2,157,031. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,199,921.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Long Bond	9/20/23	4	$(507,112)	$(513)
U.S. Treasury Ultra 10 Year	9/20/23	1	(119,529)	1,091
U.S. Treasury Ultra Bond	9/20/23	4	(550,236)	5,361
U.S. Treasury Note 2 Year	9/29/23	342	(70,547,860)	1,004,297
U.S. Treasury Note 5 Year	9/29/23	39	(4,256,559)	79,903
				$1,090,139

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 4.661%	Annually	5/08/25	USD	19,600,000	$(93,467)	$—	$(93,467)
12-Month USD SOFR	Annually	Fixed 4.864%	Annually	6/13/25	USD	39,000,000	18,225	—	18,225
12-Month USD SOFR	Annually	Fixed 3.569%	Annually	7/10/25	USD	19,000,000	(435,217)	—	(435,217)
12-Month USD SOFR	Annually	Fixed 3.725%	Annually	7/14/25	USD	19,200,000	(380,046)	—	(380,046)
12-Month USD SOFR	Annually	Fixed 3.512%	Annually	8/09/25	USD	38,000,000	(860,602)	—	(860,602)
Fixed 3.905%	Annually	12-Month USD SOFR	Annually	5/08/33	USD	4,500,000	(118,833)	—	(118,833)
Fixed 3.646%	Annually	12-Month USD SOFR	Annually	6/13/33	USD	8,900,000	(58,875)	—	(58,875)
Fixed 2.956%	Annually	12-Month USD SOFR	Annually	7/10/33	USD	4,210,000	207,346	—	207,346
Fixed 3.067%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	4,300,000	171,107	—	171,107
Fixed 3.121%	Annually	12-Month USD SOFR	Annually	8/09/33	USD	8,500,000	288,126	—	288,126
							$(1,262,236)	$—	$(1,262,236)

OTC Total Return Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Counterparty	Termination Date	No. of Contracts/ Notional	Value	Upfront Premium Received (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fed Funds +19.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Barclays PLC	11/30/23	61,723,995	$(208,270)	$—	$(208,270)
Fed Funds +12.5 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	7/31/23	3,814,627	1,404	—	1,404
Fed Funds +15.8 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	BNP Paribas SA	8/31/23	66,032,025	942,713	—	942,713
Fed Funds +9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	7/31/23	2,487,349	915	—	915
Fed Funds +9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	8/31/23	30,120,675	430,021	—	430,021
Fed Funds +9.0 BP	Maturity	Bloomberg US Treasury Inflation Notes TR Index	Maturity	Goldman Sachs International	10/31/23	48,082,797	(735,486)	—	(735,486)
							$431,298	$—	$431,298

Currency Legend

USD	U.S. Dollar

MassMutual Core Bond Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 99.5%

CORPORATE DEBT — 38.3%
Aerospace & Defense — 0.1%
Boeing Co.
5.930% 5/01/60	$710,000	$703,175
Agriculture — 0.8%
BAT Capital Corp.
3.462% 9/06/29	1,125,000	974,586
4.700% 4/02/27	611,000	591,585
4.758% 9/06/49	805,000	607,703
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	1,627,000	1,432,943
Reynolds American, Inc.
5.850% 8/15/45	1,025,000	911,537
Viterra Finance BV
3.200% 4/21/31 (a) (b)	1,540,000	1,289,725
		5,808,079
Airlines — 0.2%
Spirit Airlines Pass-Through Trust, Series 2015-1, Class A,
4.100% 10/01/29	1,013,224	915,899
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	318,872	299,049
		1,214,948
Auto Manufacturers — 0.4%
General Motors Co.
5.150% 4/01/38	785,000	698,631
General Motors Financial Co., Inc.
3.100% 1/12/32	1,815,000	1,467,975
Nissan Motor Co. Ltd.
4.345% 9/17/27 (a)	594,000	540,246
		2,706,852
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	1,470,000	980,721
Banks — 8.9%
ABN AMRO Bank NV
4.750% 7/28/25 (a)	2,100,000	2,025,345
Bank Hapoalim BM 5 yr. CMT + 2.155%
3.255% VRN 1/21/32 (a)	2,800,000	2,398,239
Bank of America Corp.
SOFR + .730% 0.810% VRN 10/24/24	1,950,000	1,917,570
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	2,930,000	2,241,544
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	2,225,000	1,902,652

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.110% 1/29/37	$1,275,000	$1,344,636
7.750% 5/14/38	1,055,000	1,252,128
Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
7.846% VRN (c)	3,550,000	2,940,997
Barclays PLC
5 yr. USD Swap + 4.842% 7.750% VRN (c)	1,550,000	1,518,845
5 yr. CMT + 5.431% 8.000% VRN (c)	1,368,000	1,222,171
BNP Paribas SA 5 yr. USD Swap + 4.149%
6.625% VRN (a) (c)	1,185,000	1,138,045
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	2,080,000	1,605,399
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%
9.341% VRN (c)	865,000	868,028
Credit Suisse AG
7.950% 1/09/25	1,835,000	1,872,145
Discover Bank 5 yr. USD ICE Swap + 1.730%
4.682% VRN 8/09/28	3,128,000	2,859,953
Goldman Sachs Group, Inc.
SOFR + 1.410% 3.102% VRN 2/24/33	1,550,000	1,309,368
6.750% 10/01/37	1,565,000	1,683,226
HSBC Holdings PLC
SOFR + 1.290% 1.589% VRN 5/24/27	2,151,000	1,898,388
SOFR + 1.285% 2.206% VRN 8/17/29	1,355,000	1,133,548
SOFR + 1.970% 6.161% VRN 3/09/29	1,845,000	1,860,701
Huntington Bancshares, Inc.
5 yr. CMT + 1.170% 2.487% VRN 8/15/36	257,000	181,188
2.625% 8/06/24 (b)	1,075,000	1,028,356
ING Groep NV 5 yr. USD ICE Swap + 4.204%
6.750% VRN (a) (c)	1,325,000	1,262,063
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	1,350,000	1,157,558
5.600% 7/15/41	1,225,000	1,273,968
Lloyds Banking Group PLC
5 yr. USD Swap + 4.760% 7.500% VRN (c)	2,325,000	2,220,956
1 yr. CMT + 3.750% 7.953% VRN 11/15/33	1,075,000	1,166,239
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	2,550,000	1,934,558
Mizrahi Tefahot Bank Ltd. 5 yr. CMT + 2.250%
3.077% VRN 4/07/31 (a)	3,585,000	3,125,475
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	1,410,000	1,069,824
SOFR + 2.620% 5.297% VRN 4/20/37	2,660,000	2,516,879
National Australia Bank Ltd. 5 yr. CMT + 1.700%
3.347% VRN 1/12/37 (a)	3,060,000	2,408,698
Natwest Group PLC 1 yr. CMT + 1.350%
5.847% VRN 3/02/27	627,000	620,132
SVB Financial Group
4.250% (c)	301,000	21,069
Synovus Bank GA
5.625% 2/15/28	1,531,000	1,383,239
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	1,642,000	1,668,075
U.S. Bancorp SOFR + 2.260%
5.836% VRN 6/12/34	1,096,000	1,103,930
UBS Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	2,600,000	2,271,537
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	1,738,000	1,727,022

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Wells Fargo & Co.
5.900% VRN (c) (d)	$2,025,000	$1,997,156
		65,130,850
Beverages — 0.3%
Bacardi Ltd./Bacardi-Martini BV
5.900% 6/15/43 (a)	437,000	441,329
Molson Coors Beverage Co.
4.200% 7/15/46	1,479,000	1,224,684
5.000% 5/01/42	350,000	324,108
		1,990,121
Biotechnology — 0.1%
Amgen, Inc.
5.600% 3/02/43	972,000	974,941
Chemicals — 0.3%
Celanese U.S. Holdings LLC
6.165% 7/15/27	975,000	969,957
LYB International Finance III LLC
4.200% 5/01/50	1,475,000	1,124,978
		2,094,935
Coal — 0.1%
Teck Resources Ltd.
6.000% 8/15/40	1,022,000	995,706
Computers — 0.1%
Dell International LLC/EMC Corp.
8.100% 7/15/36	450,000	526,481
Distribution & Wholesale — 0.1%
LKQ Corp.
5.750% 6/15/28 (a)	900,000	897,073
Diversified Financial Services — 3.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.300% 1/30/32	4,560,000	3,730,530
Antares Holdings LP
2.750% 1/15/27 (a)	985,000	809,265
3.950% 7/15/26 (a)	2,725,000	2,391,810
8.500% 5/18/25 (a)	1,185,000	1,158,358
Ares Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	1,875,000	1,370,036
Ares Finance Co. LLC
4.000% 10/08/24 (a)	2,380,000	2,281,841
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	2,970,000	2,504,000
3.250% 2/15/27 (a)	1,945,000	1,732,808
4.250% 4/15/26 (a)	3,296,000	3,070,604
5.500% 1/15/26 (a)	205,000	198,625
Blue Owl Finance LLC
3.125% 6/10/31 (a)	3,455,000	2,628,860
4.125% 10/07/51 (a)	1,875,000	1,172,599
Charles Schwab Corp. SOFR + 2.500%
5.853% VRN 5/19/34	989,000	1,003,722

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	$1,919,474	$1,756,991
		25,810,049
Electric — 1.2%
AEP Transmission Co. LLC
5.400% 3/15/53	623,000	640,253
American Electric Power Co., Inc.
5.625% 3/01/33	833,000	846,877
Cleveland Electric Illuminating Co.
5.950% 12/15/36	589,000	581,264
CMS Energy Corp.
4.700% 3/31/43	655,000	569,845
4.875% 3/01/44	700,000	634,792
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	1,275,000	1,070,400
Pacific Gas & Electric Co.
2.500% 2/01/31	1,035,000	810,285
PG&E Wildfire Recovery Funding LLC
4.674% 12/01/53	1,200,000	1,124,176
Puget Energy, Inc.
2.379% 6/15/28	1,100,000	948,672
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	1,550,000	1,511,182
		8,737,746
Electronics — 0.3%
Trimble, Inc.
6.100% 3/15/33	1,883,000	1,907,912
Entertainment — 0.3%
Warnermedia Holdings, Inc.
4.279% 3/15/32	2,080,000	1,844,701
Food — 0.8%
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (a)	4,750,000	3,854,340
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	1,555,000	1,149,105
3.000% 10/15/30 (a)	1,208,000	947,140
		5,950,585
Gas — 0.4%
CenterPoint Energy Resources Corp.
6.625% 11/01/37	1,500,000	1,559,787
NiSource, Inc.
4.800% 2/15/44	1,350,000	1,224,657
		2,784,444
Hand & Machine Tools — 0.3%
Regal Rexnord Corp.
6.050% 4/15/28 (a)	1,880,000	1,866,290
Health Care – Services — 0.2%
HCA, Inc.
5.900% 6/01/53	1,515,000	1,500,832

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Insurance — 6.3%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c)	$4,400,000	$3,632,091
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	3,220,000	3,168,703
AmTrust Financial Services, Inc.
6.125% 8/15/23	4,330,000	4,299,402
Ascot Group Ltd.
4.250% 12/15/30 (a)	2,215,000	1,701,049
Athene Global Funding
2.673% 6/07/31 (a)	3,080,000	2,390,738
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	1,670,000	1,331,288
Brighthouse Financial, Inc.
4.700% 6/22/47	2,650,000	2,028,033
Brown & Brown, Inc.
4.200% 3/17/32	1,198,000	1,075,836
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	3,169,000	3,037,455
Enstar Finance LLC 5 yr. CMT + 5.468%
5.750% VRN 9/01/40	2,700,000	2,327,264
Enstar Group Ltd.
3.100% 9/01/31	1,546,000	1,212,313
4.950% 6/01/29	725,000	675,135
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (c)	206,000	191,312
Fairfax Financial Holdings Ltd.
5.625% 8/16/32	845,000	816,254
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	4,161,000	3,132,553
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	3,580,000	2,537,508
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	2,585,000	2,313,411
Hill City Funding Trust
4.046% 8/15/41 (a)	5,080,000	3,461,657
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	1,225,000	962,605
MetLife Capital Trust IV
7.875% 12/15/67 (a)	925,000	968,233
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	4,980,000	3,868,759
4.450% 5/12/27 (a)	80,000	73,712
4.750% 4/08/32 (a)	90,000	75,236
USF&G Capital I
8.500% 12/15/45 (a)	1,015,000	1,116,944
		46,397,491
Investment Companies — 1.3%
Ares Capital Corp.
2.150% 7/15/26	2,275,000	1,972,593
BlackRock TCP Capital Corp.
3.900% 8/23/24	1,137,000	1,096,823
Blackstone Private Credit Fund
1.750% 9/15/24	370,000	347,198
2.625% 12/15/26	3,660,000	3,113,918
Golub Capital BDC, Inc.
2.500% 8/24/26	1,165,000	1,007,490

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
OWL Rock Core Income Corp.
4.700% 2/08/27	$2,025,000	$1,837,529
		9,375,551
Media — 0.8%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.125% 5/01/27 (a)	2,025,000	1,885,771
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	750,000	490,773
6.484% 10/23/45	1,905,000	1,790,925
Discovery Communications LLC
4.000% 9/15/55	1,186,000	788,279
4.650% 5/15/50	705,000	537,036
Time Warner Cable LLC
6.750% 6/15/39	655,000	629,506
		6,122,290
Oil & Gas — 2.1%
BP Capital Markets PLC 5 yr. CMT + 4.398%
4.875% VRN (c)	1,540,000	1,399,860
EQT Corp.
3.900% 10/01/27	1,870,000	1,728,852
7.000% STEP 2/01/30	1,965,000	2,057,414
Ovintiv, Inc.
6.500% 8/15/34	1,110,000	1,112,390
6.500% 2/01/38	530,000	519,609
7.100% 7/15/53	1,864,000	1,918,730
Patterson-UTI Energy, Inc.
3.950% 2/01/28 (b)	2,415,000	2,164,002
5.150% 11/15/29	1,350,000	1,222,956
Petroleos Mexicanos
5.350% 2/12/28	925,000	761,656
6.375% 1/23/45	640,000	393,087
6.500% 3/13/27	295,000	262,470
6.625% 6/15/38	202,000	134,873
Santos Finance Ltd.
3.649% 4/29/31 (a)	1,800,000	1,494,339
		15,170,238
Oil & Gas Services — 0.3%
NOV, Inc.
3.600% 12/01/29	1,420,000	1,261,304
3.950% 12/01/42	1,778,000	1,304,453
		2,565,757
Pharmaceuticals — 0.9%
AbbVie, Inc.
4.700% 5/14/45	815,000	744,611
Cigna Group
4.800% 7/15/46	1,105,000	1,013,727
CVS Health Corp.
5.050% 3/25/48	370,000	341,045
6.125% 9/15/39	895,000	928,636
CVS Pass-Through Trust
5.926% 1/10/34 (a)	1,533,243	1,454,346

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Utah Acquisition Sub, Inc.
5.250% 6/15/46	$2,300,000	$1,813,280
		6,295,645
Pipelines — 1.6%
Energy Transfer LP
6.125% 12/15/45	1,235,000	1,173,321
3 mo. USD LIBOR + 4.028% 9.349% VRN (b) (c)	2,635,000	2,364,912
EnLink Midstream Partners LP
4.850% 7/15/26	996,000	961,140
5.450% 6/01/47	1,150,000	945,306
Enterprise Products Operating LLC 3 mo. USD Term SOFR + 3.295%
5.250% VRN 8/16/77	2,550,000	2,229,868
Plains All American Pipeline LP 3 mo. USD LIBOR + 4.110%
9.431% VRN (c)	2,590,000	2,305,433
Plains All American Pipeline LP/PAA Finance Corp.
4.700% 6/15/44	1,525,000	1,189,656
6.650% 1/15/37	475,000	476,506
		11,646,142
Private Equity — 0.4%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	1,970,000	1,649,875
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	920,000	626,546
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	1,135,000	728,097
		3,004,518
Real Estate Investment Trusts (REITS) — 3.0%
Broadstone Net Lease LLC
2.600% 9/15/31	2,050,000	1,468,886
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.750% 12/15/27 (a)	2,675,000	1,962,383
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	1,150,000	1,125,120
Host Hotels & Resorts LP
2.900% 12/15/31	640,000	503,142
3.500% 9/15/30	2,756,000	2,334,629
Kimco Realty OP LLC
4.125% 12/01/46	855,000	633,323
4.450% 9/01/47	1,055,000	854,683
Omega Healthcare Investors, Inc.
3.375% 2/01/31	1,800,000	1,427,737
Piedmont Operating Partnership LP
2.750% 4/01/32	1,155,000	777,677
Rexford Industrial Realty LP
2.125% 12/01/30	1,175,000	926,921
Service Properties Trust
4.950% 10/01/29	1,445,000	1,121,085
Spirit Realty LP
2.700% 2/15/32	715,000	546,842
3.200% 1/15/27	425,000	382,411
3.400% 1/15/30	490,000	416,048
4.000% 7/15/29	2,405,000	2,115,483

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
STORE Capital Corp.
4.500% 3/15/28	$1,050,000	$916,976
4.625% 3/15/29	1,575,000	1,325,864
WEA Finance LLC
2.875% 1/15/27 (a)	2,150,000	1,851,380
WEA Finance LLC/Westfield U.K. & Europe Finance PLC
3.750% 9/17/24 (a)	1,575,000	1,487,293
		22,177,883
Retail — 0.1%
Advance Auto Parts, Inc.
5.950% 3/09/28	1,014,000	1,000,551
Software — 0.4%
Electronic Arts, Inc.
2.950% 2/15/51	1,150,000	777,946
Microsoft Corp.
2.921% 3/17/52	1,560,000	1,160,589
Oracle Corp.
6.900% 11/09/52	691,000	775,556
		2,714,091
Telecommunications — 1.9%
AT&T, Inc.
3.550% 9/15/55	4,675,000	3,272,807
British Telecommunications PLC
9.625% STEP 12/15/30	3,070,000	3,777,236
Crown Castle Towers LLC
4.241% 7/15/48 (a)	1,750,000	1,623,208
Deutsche Telekom International Finance BV
8.750% STEP 6/15/30	615,000	736,514
Sprint Capital Corp.
8.750% 3/15/32	3,150,000	3,807,112
Vodafone Group PLC
4.250% 9/17/50	1,175,000	943,333
		14,160,210
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.900% 11/19/29	1,050,000	948,822
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26	3,662,000	3,133,527
3.375% 1/20/27	1,415,000	1,225,757
		4,359,284

TOTAL CORPORATE DEBT (Cost $318,635,598)		280,364,914

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.8%
Commercial Mortgage-Backed Securities — 8.7%
BANK, Series 2020-BN30, Class MCDF,
3.016% VRN 12/15/53 (d)	3,165,000	1,633,307
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	2,200,000	1,781,016
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	1,590,000	1,224,494

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	$1,220,000	$905,070
Benchmark Mortgage Trust
Series 2021-B23, Class 360A, 2.852% VRN 2/15/54 (a) (d)	3,150,000	2,149,725
Series 2021-B23, Class 360B, 2.852% VRN 2/15/54 (a) (d)	4,800,000	2,924,405
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (d)	3,100,000	1,982,585
BGME Trust
Series 2021-VR, Class C, 3.094% VRN 1/10/43 (a) (d)	16,248,000	12,598,184
Series 2021-VR, Class D, 3.094% VRN 1/10/43 (a) (d)	3,790,000	2,780,909
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (d)	1,300,000	1,293,978
BX Commercial Mortgage Trust, Series 2021-VOLT, Class E, 1 mo. USD LIBOR + 2.000%
7.193% FRN 9/15/36 (a)	5,343,000	5,042,661
BX Trust, Series 2023-LIFE, Class C
5.884% 2/15/28 (a)	1,500,000	1,412,582
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	1,259,000	915,864
COLEM Mortgage Trust, Series 2022-HLNE,
2.543% VRN 4/12/42 (a) (d)	1,900,000	1,430,118
COMM Mortgage Trust
Series 2015-CR23, Class B, 4.183% VRN 5/10/48 (d)	1,200,000	1,065,128
Series 2015-CR23, Class C, 4.443% VRN 5/10/48 (d)	1,050,000	881,074
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, 1 mo. USD LIBOR + 2.150%
7.343% FRN 5/15/36 (a)	748,139	731,315
DROP Mortgage Trust
Series 2021-FILE, Class C, 1 mo. USD LIBOR + 2.250% 7.443% FRN 10/15/43 (a)	3,365,000	2,835,646
Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750% 7.943% FRN 10/15/43 (a)	1,162,000	979,169
GS Mortgage Securities Trust, Series 2019-GC39, Class C,
4.005% VRN 5/10/52 (d)	1,357,000	1,060,151
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
7.012% FRN 8/15/38 (a)	3,077,756	2,813,775
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.950%
7.143% FRN 5/15/36 (a)	1,730,000	1,702,444
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.012% FRN 3/15/38 (a)	2,505,591	2,394,520
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	1,185,000	848,851
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (d)	1,278,000	877,697
MKT Mortgage Trust
Series 2020-525M, Class D, 3.039% VRN 2/12/40 (a) (d)	595,000	331,979
Series 2020-525M, Class E, 3.039% VRN 2/12/40 (a) (d)	1,220,000	582,541
Ready Capital Commercial Mortgage Financing LLC, 1 mo. USD Term SOFR + 3.198%
8.198% FRN 5/25/38 (a)	2,000,000	1,990,799
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
7.293% FRN 7/15/39 (a)	4,879,000	3,671,180
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class B, 4.556% 6/16/51	390,000	330,467
Series 2021-FCMT, Class B, 1 mo. USD LIBOR + 1.850% 7.043% FRN 5/15/31 (a)	3,000,000	2,781,775
		63,953,409

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Other Asset-Backed Securities — 14.8%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
7.300% FRN 10/20/31 (a)	$1,250,000	$1,203,799
AASET Trust
Series 2020-1A, Class A, 3.351% 1/16/40 (a)	987,237	828,644
Series 2021-2A, Class B, 3.538% 1/15/47 (a)	999,230	750,860
Anchorage Capital CLO Ltd., Series 2016-9A, Class CR2, 3 mo. USD LIBOR + 2.250%
7.510% FRN 7/15/32 (a)	830,000	797,053
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.607% FRN 4/26/35 (a)	1,750,000	1,750,555
Apidos CLO XXV, Series 2016-25A, Class A2R, 3 mo. USD LIBOR + 1.700%
6.950% FRN 10/20/31 (a)	2,610,000	2,558,920
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.302% FRN 4/18/35 (a)	1,000,000	972,880
Ballyrock CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 3.150%
8.529% FRN 11/20/30 (a)	800,000	768,862
Benefit Street Partners CLO V-B Ltd., Series 2018-5BA, Class A1A, 3 mo. USD LIBOR + 1.090%
6.340% FRN 4/20/31 (a)	1,920,000	1,904,077
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A
2.940% 5/25/29 (a)	184,792	179,958
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	756,192	695,940
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
7.410% FRN 10/15/34 (a)	800,000	757,000
CARS-DB4 LP
Series 2020-1A, Class A3, 3.250% 2/15/50 (a)	554,951	480,041
Series 2020-1A, Class A6, 3.810% 2/15/50 (a)	487,967	408,834
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	620,287	550,661
CBAM Ltd., Series 2018-6A, Class B1R, 3 mo. USD Term SOFR + 2.362%
7.348% FRN 1/15/31 (a)	1,200,000	1,183,843
Cedar Funding IX CLO Ltd., Series 2018-9A, Class A1, 3 mo. USD LIBOR + .980%
6.230% FRN 4/20/31 (a)	1,000,000	991,488
CIFC Funding Ltd., Series 2021-1A, Class A1, 3 mo. USD LIBOR + 1.110%
6.365% FRN 4/25/33 (a)	2,000,000	1,980,962
Eaton Vance CLO Ltd.
Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.750% 7.010% FRN 10/15/30 (a)	1,700,000	1,664,587
Series 2020-1A, Class CR, 3 mo. USD LIBOR + 2.050% 7.310% FRN 10/15/34 (a)	400,000	384,872
Elmwood CLO 19 Ltd., Series 2022-6A, Class A, 3 mo. USD Term SOFR + 2.200%
7.186% FRN 10/17/34 (a)	2,000,000	2,001,092
Elmwood CLO III Ltd., Series 2019-3A, Class BR, 3 mo. USD LIBOR + 1.650%
6.900% FRN 10/20/34 (a)	1,300,000	1,265,294
Elmwood CLO IV Ltd., Series 2020-1A, Class A, 3 mo. USD LIBOR + 1.240%
6.500% FRN 4/15/33 (a)	1,000,000	993,610

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Flexential Issuer
Series 2021-1A, Class B, 3.720% 11/27/51 (a)	$4,000,000	$3,390,480
Series 2021-1A, Class C, 6.930% 11/27/51 (a)	4,000,000	3,402,999
Goldentree Loan Management U.S. CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
7.300% FRN 10/20/32 (a)	800,000	767,435
Goodgreen Trust
Series 2019-2A, Class A, 2.760% 4/15/55 (a)	2,202,236	1,822,547
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	852,471	743,012
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	417,675	367,212
Series 2019-1A, Class A, 3.860% 10/15/54 (a)	865,127	756,455
Series 2018-1A, Class A, 3.930% VRN 10/15/53 (a) (d)	1,094,741	973,313
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	372,166	324,952
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	413,433	353,879
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	123,386	106,105
Series 2016-4A, Class A1, 3.570% 9/20/47 (a)	390,430	345,394
Series 2017-2A, Class A2, 4.070% 9/20/48 (a)	99,192	87,365
Series 2018-1A, Class A2, 4.670% 9/20/48 (a)	718,674	653,075
Highbridge Loan Management Ltd., Series 13A-18, Class C, 3 mo. USD LIBOR + 2.150%
7.410% FRN 10/15/30 (a)	1,000,000	956,589
Horizon Aircraft Finance I Ltd., Series 2018-1, Class A
4.458% 12/15/38 (a)	970,428	836,992
Horizon Aircraft Finance II Ltd., Series 2019-1, Class A
3.721% 7/15/39 (a)	1,235,811	1,055,365
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	3,294,438	2,602,606
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
8.212% FRN 7/20/36 (a)	1,000,000	1,000,000
KREF Ltd.
Series 2021-FL2, Class B, 1 mo. USD LIBOR + 1.650% 6.808% FRN 2/15/39 (a)	3,500,000	3,295,546
Series 2021-FL2, Class C, 1 mo. USD LIBOR + 2.000% 7.158% FRN 2/15/39 (a)	5,800,000	5,362,553
Series 2021-FL2, Class D, 1 mo. USD LIBOR + 2.200% 7.358% FRN 2/15/39 (a)	3,200,000	2,933,114
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	1,663,045	1,369,546
MACH 1 Cayman Ltd., Series 2019-1, Class A
3.474% 10/15/39 (a)	1,262,503	1,061,311
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 6.860% FRN 7/15/30 (a)	2,090,000	2,048,959
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 7.273% FRN 1/22/31 (a)	1,750,000	1,685,234
Series 2018-29A, Class C, 3 mo. USD LIBOR + 2.200% 7.462% FRN 10/18/30 (a)	680,000	660,786
Mariner Finance Issuance Trust
Series 2021-AA, Class B, 2.330% 3/20/36 (a)	1,771,000	1,455,456
Series 2021-AA, Class C, 2.960% 3/20/36 (a)	835,000	685,301
Mosaic Solar Loans LLC
Series 2017-2A, Class A, 3.820% 6/22/43 (a)	322,815	293,826
Series 2018-1A, Class A, 4.010% 6/22/43 (a)	146,074	130,787
Series 2017-1A, Class A, 4.450% 6/20/42 (a)	139,982	131,834
Neuberger Berman Loan Advisers CLO Ltd., Series 2015-45A, Class B, 3 mo. USD LIBOR + 1.650%
6.901% FRN 10/14/35 (a)	1,350,000	1,313,196

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Advance Receivables Trust Advance Receivables Backed, Series 2020-T1, Class ET1
5.467% 8/15/53 (a)	$2,495,000	$2,472,790
Octagon Investment Partners 39 Ltd., Series 2018-3A, Class C, 3 mo. USD LIBOR + 2.200%
7.450% FRN 10/20/30 (a)	1,180,000	1,144,547
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
7.100% FRN 10/20/34 (a)	550,000	528,678
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A
3.967% 6/15/44 (a)	1,426,636	1,238,263
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
6.469% FRN 10/30/34 (a)	2,000,000	1,958,932
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
7.300% FRN 1/20/34 (a)	1,000,000	951,186
Regatta XIV Funding Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.850%
7.105% FRN 10/25/31 (a)	1,030,000	1,008,756
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
6.400% FRN 10/15/35 (a)	1,000,000	982,892
RR 7 Ltd., Series 2019-7A, Class A2B, 3 mo. USD Term SOFR + 1.850%
6.836% FRN 1/15/37 (a)	750,000	723,151
Sierra Timeshare Receivables Funding LLC
Series 2021-1A, Class D, 3.170% 11/20/37 (a)	638,016	575,774
Series 2018-3A, Class D, 5.200% 9/20/35 (a)	277,938	265,309
Silver Point CLO 2 Ltd., Series 2023-2A, Class A1, 3 mo. USD Term SOFR + 2.250%
7.332% FRN 4/20/35 (a)	2,000,000	2,002,394
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
7.645% FRN 8/18/31 (a)	1,660,000	1,573,871
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2006-GEL1, Class M2, 1 mo. USD LIBOR + 1.200%
6.350% FRN 11/25/35 (a)	423,555	410,375
Structured Receivables Finance LLC, Series 2010-B, Class A
3.730% 8/15/36 (a)	79,488	76,099
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	562,471	515,289
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	1,619,415	1,410,195
Symphony CLO Ltd., Series 2023-30A, Class B, 3 mo. USD Term SOFR + 2.650%
7.718% FRN 4/20/35 (a)	1,875,000	1,875,645
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
6.950% FRN 1/20/31 (a)	2,440,000	2,352,414
Thrust Engine Leasing DAC
Series 2021-1A, Class A, 4.163% 7/15/40 (a)	3,348,840	2,809,777
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,520,463	1,123,668
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	1,043,229	774,132
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
6.900% FRN 10/20/32 (a)	1,100,000	1,074,601
TICP CLO XV Ltd., Series 2020-15A, Class A, 3 mo. USD LIBOR + 1.280%
6.530% FRN 4/20/33 (a)	4,200,000	4,157,660
Vivint Solar Financing V LLC, Series 2018-1A, Class B
7.370% 4/30/48 (a)	1,747,817	1,599,536

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Voya CLO Ltd.
Series 2021-3A, Class B, 3 mo. USD LIBOR + 1.600% 6.850% FRN 1/20/35 (a)	$500,000	$481,410
Series 2015-3A, Class A3R, 3 mo. USD Term SOFR + 1.962% 7.010% FRN 10/20/31 (a)	1,500,000	1,457,901
WAVE LLC, Series 2019-1A, Class A
3.597% 9/15/44 (a)	3,859,063	3,160,959
WAVE Trust
Series 2017-1A, Class A, 3.844% 11/15/42 (a)	287,185	228,324
Series 2017-1A, Class C, 6.656% 11/15/42 (a)	2,132,366	238,164
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	961,973	797,495
		108,017,243
Student Loans Asset-Backed Securities — 2.8%
College Ave Student Loans LLC
Series 2019-A, Class B, 3.810% 12/28/48 (a)	1,482,795	1,351,098
Series 2019-A, Class C, 4.460% 12/28/48 (a)	991,185	899,899
Education Loan Asset-Backed Trust I
Series 2003-1, Class A2, 0.000% FRN 2/01/43 (a) (d)	1,300,000	1,201,576
Series 2003-2, Class 2A1, 0.000% FRN 8/01/43 (a) (d)	1,950,000	1,811,819
Series 2013-1, Class B1, 1 mo. USD LIBOR + 1.000% 6.150% FRN 11/25/33 (a)	621,604	600,489
Higher Education Funding I
Series 2004-1, Class B2, 0.000% FRN 1/01/44 (a) (d)	600,000	525,417
Series 2004-1, Class B1, 4.161% FRN 1/01/44 (a) (d)	600,000	541,399
Laurel Road Prime Student Loan Trust, Series 2017-B, Class BFX
3.020% 8/25/42 (a)	538,731	480,634
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	730,000	661,650
Series 2015-3, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 10/25/58	1,200,000	1,085,532
Nelnet Student Loan Trust
Series 2019-5, Class B, 3.450% 10/25/67 (a)	2,850,000	2,239,834
Series 2014-3A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 10/25/50 (a)	975,000	863,871
Series 2015-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 5/26/54 (a)	1,130,000	1,107,474
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 5/26/54 (a)	1,300,000	1,153,281
Series 2015-3A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 6/25/54 (a)	1,100,000	1,013,802
SLC Student Loan Trust, Series 2005-1, Class B, 3 mo. USD LIBOR + .200%
5.521% FRN 2/15/45	977,225	864,557
SLM Student Loan Trust
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.465% FRN 10/25/40	1,498,341	1,404,718
Series 2005-8, Class B, 3 mo. USD LIBOR + .310% 5.565% FRN 1/25/55	1,009,254	928,688
SoFi Alternative Trust, Series 2019-C, Class PT,
5.569% VRN 1/25/45 (a) (d)	2,109,796	2,013,649
		20,749,387
Whole Loan Collateral Collateralized Mortgage Obligations — 2.5%
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.020% VRN 8/25/34 (d)	27,236	26,174
Credit Suisse Mortgage Trust, Series 2021-NQM3, Class M1,
2.317% VRN 4/25/66 (a) (d)	1,670,000	1,007,457
Flagstar Mortgage Trust, Series 2021-6INV, Class A18,
2.500% VRN 8/25/51 (a) (d)	4,579,598	3,565,468

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Residential Mortgage Loan Trust, Series 2021-INV1, Class A4,
2.500% VRN 6/25/51 (a) (d)	$2,739,522	$2,122,595
NewRez Warehouse Securitization Trust, Series 2021-1, Class D, 1 mo. USD LIBOR + 1.400%
6.550% FRN 5/25/55 (a)	2,894,667	2,854,158
NMLT Trust, Series 2021-INV1, Class M1,
2.711% VRN 5/25/56 (a) (d)	3,723,000	2,517,774
STAR Trust, Series 2021-1, Class M1,
2.363% VRN 5/25/65 (a) (d)	5,273,000	3,842,496
Starwood Mortgage Residential Trust, Series 2021-3, Class M1,
2.491% VRN 6/25/56 (a) (d)	1,840,000	1,185,004
Verus Securitization Trust, Series 2021-R3, Class M1,
2.411% VRN 4/25/64 (a) (d)	1,491,000	1,159,292
Wells Fargo Mortgage-Backed Securities Trust, Series 2019-1, Class A1,
3.935% VRN 11/25/48 (a) (d)	36,932	34,402
		18,314,820

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $245,509,820)		211,034,859

SOVEREIGN DEBT OBLIGATION — 0.2%
Mexico Government International Bonds
4.750% 3/08/44	1,778,000	1,518,510

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $1,789,364)		1,518,510

U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (e) — 30.6%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	56,966	57,786
Pass-Through Securities — 30.6%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	4,373,642	3,598,287
Pool #RA4255 2.000% 1/01/51	9,079,332	7,483,942
Pool #RA5576 2.500% 7/01/51	7,400,860	6,331,276
Pool #SD0905 3.000% 3/01/52	3,585,368	3,167,981
Pool #RA2483 3.500% 6/01/50	5,041,499	4,629,822
Pool #Z40047 4.000% 10/01/41	68,704	66,044
Pool #SD1523 4.000% 8/01/52	5,039,693	4,759,905
Pool #SD1603 4.000% 9/01/52	3,145,577	2,954,627
Federal National Mortgage Association
Pool #CB0414 2.500% 5/01/51	6,438,723	5,469,958
Pool #FM8596 2.500% 9/01/51	2,304,225	1,969,774
Pool #MA4548 2.500% 2/01/52	6,616,814	5,615,051
Pool #FS3035 2.500% 4/01/52	8,211,655	7,019,761
Pool #MA3029 3.000% 6/01/32	1,619,873	1,534,849
Pool #MA3090 3.000% 8/01/32	548,929	520,117
Pool #FS1075 3.000% 3/01/52	3,629,170	3,216,197
Pool #CB3304 3.000% 4/01/52	5,477,433	4,854,141
Pool #CB3305 3.000% 4/01/52	6,498,608	5,755,052
Pool #AS1304 3.500% 12/01/28	424,696	409,597
Pool #MA1356 3.500% 2/01/43	3,413,270	3,148,759
Pool #CA6096 3.500% 6/01/50	6,757,132	6,192,691
Pool #FM4017 3.500% 8/01/50	375,971	345,152
Pool #CB3842 3.500% 6/01/52	10,351,115	9,481,607

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #CA1909 4.500% 6/01/48	$2,126,826	$2,079,249
Pool #CB3866 4.500% 6/01/52	5,730,121	5,529,865
Pool #CB4129 4.500% 7/01/52	5,076,072	4,879,639
Pool #AD6437 5.000% 6/01/40	201,635	202,445
Pool #AD6996 5.000% 7/01/40	1,297,798	1,303,611
Pool #AL8173 5.000% 2/01/44	427,230	429,816
Pool #775539 1 yr. USD LIBOR + 1.641% 5.391% FRN 5/01/34	39,970	40,459
Government National Mortgage Association
Pool #781038 6.500% 5/15/29	17,642	17,962
Pool #781468 6.500% 7/15/32	1,408	1,441
Pool #781496 6.500% 9/15/32	6,496	6,628
Pool #380866 7.000% 3/15/24	36	36
Pool #781124 7.000% 12/15/29	2,425	2,468
Pool #781319 7.000% 7/15/31	48,128	49,356
Pool #581417 7.000% 7/15/32	7,839	7,963
Pool #565982 7.000% 7/15/32	10,725	11,106
Pool #357262 7.500% 9/15/23	6	6
Pool #441009 8.000% 11/15/26	352	357
Pool #522777 8.000% 12/15/29	2,953	3,034
Pool #523043 8.000% 3/15/30	102	105
Pool #529134 8.000% 3/15/30	1,125	1,172
Pool #477036 8.000% 4/15/30	118	122
Pool #503157 8.000% 4/15/30	9,592	9,993
Pool #528714 8.000% 4/15/30	891	930
Pool #544640 8.000% 11/15/30	7,780	8,144
Pool #531298 8.500% 8/15/30	509	529
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	2,672,852	2,412,156
Pool #MA6283 3.000% 11/20/49	4,833,861	4,358,993
Pool #MA6409 3.000% 1/20/50	5,019,456	4,526,355
Pool #MA4321 3.500% 3/20/47	2,994,327	2,806,070
Government National Mortgage Association II TBA
2.500% 7/20/53 (f)	3,900,000	3,375,138
3.000% 7/20/53 (f)	4,100,000	3,662,751
3.500% 7/20/53 (f)	5,280,000	4,872,008
4.500% 7/20/53 (f)	2,000,000	1,929,729
Uniform Mortgage-Backed Security TBA
2.500% 7/13/53 (f)	28,625,000	24,258,565
3.000% 7/13/53 (f)	11,225,000	9,876,244
3.500% 7/13/53 (f)	2,150,000	1,958,347
4.000% 7/13/53 (f)	16,075,000	15,081,612
4.500% 7/13/53 (f)	16,825,000	16,167,778
4.500% 7/18/38 (f)	7,800,000	7,642,786
5.000% 7/18/38 (f)	7,700,000	7,645,261
5.000% 7/13/53 (f)	10,475,000	10,262,636
		223,947,455

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $236,248,666)		224,005,241

U.S. TREASURY OBLIGATIONS — 1.6%
U.S. Treasury Bonds & Notes — 1.6%
U.S. Treasury Bonds
2.250% 8/15/49 (g)	16,200,000	11,764,305

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL U.S. TREASURY OBLIGATIONS (Cost $12,169,607)		$11,764,305

TOTAL BONDS & NOTES (Cost $814,353,055)		728,687,829

TOTAL LONG-TERM INVESTMENTS (Cost $814,353,055)		728,687,829

SHORT-TERM INVESTMENTS — 13.0%

Commercial Paper — 11.9%
AT&T, Inc.
5.998% 11/21/23 (a)	$6,000,000	5,864,016
6.119% 3/19/24 (a)	7,000,000	6,700,786
Avery Dennison Corp.
5.795% 10/24/23 (a)	3,000,000	2,944,832
BAT International Finance PLC
6.183% 7/06/23 (a)	4,000,000	3,996,527
Bayer Corp.
6.176% 9/14/23 (a)	3,000,000	2,965,756
6.217% 9/19/23 (a)	6,000,000	5,926,844
6.218% 9/19/23 (a)	6,500,000	6,420,747
CRH America Finance, Inc.
5.821% 10/05/23 (a)	2,000,000	1,969,456
EIDP, Inc.
5.981% 7/05/23 (a)	4,000,000	3,997,074
Entergy Corp.
5.883% 7/06/23 (a)	5,000,000	4,995,643
Northrop Grumman Corp.
5.759% 8/17/23	10,000,000	9,927,040
Suncor Energy, Inc.
5.974% 11/30/23 (a)	3,000,000	2,925,897
Tampa Electric Co.
5.654% 7/07/23 (a)	3,000,000	2,996,949
5.657% 7/05/23 (a)	10,000,000	9,992,740
TELUS Corp.
5.822% 10/26/23 (a)	11,000,000	10,793,690
TransCanada PipeLines Ltd.
5.675% 7/05/23 (a)	4,500,000	4,496,746
		86,914,743

Investment of Cash Collateral from Securities Loaned — 0.8%	Number of Shares
State Street Navigator Securities Lending Government Money Market Portfolio (h)	5,599,395	5,599,395

Repurchase Agreement — 0.3%	Principal Amount
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (i)	$1,889,987	1,889,987

TOTAL SHORT-TERM INVESTMENTS (Cost $94,411,176)		94,404,125

MassMutual Core Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL INVESTMENTS — 112.5% (Cost $908,764,231) (j)		$823,091,954

Other Assets/(Liabilities) — (12.5)%		(91,321,389)

NET ASSETS — 100.0%		$731,770,565

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $372,432,209 or 50.89% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $5,487,553 or 0.75% of net assets. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives. (Note 2).
(h)	Represents investment of security lending cash collateral. (Note 2).
(i)	Maturity value of $1,890,226. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $1,927,873.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/20/23	68	$8,605,005	$24,620
U.S. Treasury Ultra Bond	9/20/23	335	45,178,980	454,301
U.S. Treasury Note 2 Year	9/29/23	329	67,811,033	(910,939)
U.S. Treasury Note 5 Year	9/29/23	200	21,846,288	(427,538)
				$(859,556)
Short
U.S. Treasury Ultra 10 Year	9/20/23	95	$(11,366,817)	$115,254

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 39†	1.000%	Quarterly	6/20/28	USD	112,000,000	$(1,673,728)	$(585,234)	$(1,088,494)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	51,000,000	$(822,661)	$—	$(822,661)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	49,000,000	(925,224)	—	(925,224)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	49,141,000	(962,922)	—	(962,922)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	50,000,000	(1,050,689)	—	(1,050,689)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	11,000,000	240,960	—	240,960
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	11,440,000	316,596	—	316,596
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	11,394,000	436,732	—	436,732
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	11,104,000	391,977	—	391,977
							$(2,375,231)	$—	$(2,375,231)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

USD U.S. Dollar

MassMutual Diversified Bond Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.7%

PREFERRED STOCK — 0.7%
Financial — 0.7%
Insurance — 0.7%
Equitable Holdings, Inc. 4.300%, Class C
4.300%	45,600	$735,072
Selective Insurance Group, Inc. 4.600%, Class B
4.600%	18,825	308,165
		1,043,237

TOTAL PREFERRED STOCK (Cost $1,610,625)		1,043,237

TOTAL EQUITIES (Cost $1,610,625)		1,043,237

	Principal Amount
BONDS & NOTES — 93.5%
CORPORATE DEBT — 43.7%
Aerospace & Defense — 0.4%
Boeing Co.
5.930% 5/01/60	$140,000	138,654
TransDigm, Inc.
5.500% 11/15/27	250,000	235,800
6.375% 6/15/26	225,000	222,077
		596,531
Agriculture — 0.6%
BAT Capital Corp.
4.758% 9/06/49	165,000	124,560
Imperial Brands Finance PLC
3.875% 7/26/29 (a)	545,000	479,997
Reynolds American, Inc.
5.850% 8/15/45	150,000	133,396
Viterra Finance BV
3.200% 4/21/31 (a) (b)	280,000	234,495
		972,448
Airlines — 0.3%
Alaska Airlines Pass-Through Trust, 2020-1 Class A,
4.800% 2/15/29 (a)	362,617	348,240

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Airlines Pass-Through Trust, Series 2018-1, Class B,
4.600% 9/01/27	$58,509	$54,872
		403,112
Auto Manufacturers — 0.3%
General Motors Co.
5.150% 4/01/38	230,000	204,694
5.200% 4/01/45	225,000	191,930
Nissan Motor Co. Ltd.
4.345% 9/17/27 (a)	128,000	116,417
		513,041
Auto Parts & Equipment — 0.1%
Lear Corp.
3.550% 1/15/52	305,000	203,483
Banks — 7.5%
Bank Hapoalim BM 5 yr. CMT + 2.155%
3.255% VRN 1/21/32 (a)	600,000	513,908
Bank of America Corp.
SOFR + .730% 0.810% VRN 10/24/24	425,000	417,932
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	380,000	290,712
5 yr. CMT + 2.000% 3.846% VRN 3/08/37	460,000	393,357
6.110% 1/29/37	190,000	200,377
7.750% 5/14/38	125,000	148,356
Bank of Nova Scotia 3 mo. USD LIBOR + 2.648%
7.846% VRN (c)	575,000	476,359
Barclays PLC
5 yr. CMT + 3.410% 4.375% VRN (c)	375,000	254,775
5 yr. USD Swap + 4.842% 7.750% VRN (c)	200,000	195,980
5 yr. CMT + 5.431% 8.000% VRN (c)	290,000	259,086
BNP Paribas SA
5 yr. CMT + 3.340% 4.625% VRN (a) (c)	375,000	267,656
5 yr. USD Swap + 4.149% 6.625% VRN (a) (c)	250,000	240,094
BPCE SA SOFR + 1.730%
3.116% VRN 10/19/32 (a)	450,000	347,322
Citigroup, Inc. 3 mo. USD LIBOR + 4.068%
9.341% VRN (c)	185,000	185,648
Danske Bank AS 7 yr. USD Swap + 3.896%
6.125% VRN (a) (c)	425,000	405,839
Discover Bank 5 yr. USD ICE Swap + 1.730%
4.682% VRN 8/09/28	468,000	427,896
Goldman Sachs Group, Inc.
5.150% 5/22/45	290,000	270,760
6.750% 10/01/37	165,000	177,465
HSBC Holdings PLC
6.500% 9/15/37	125,000	124,785
7.350% 11/27/32	415,000	435,400
Huntington Bancshares, Inc.
2.625% 8/06/24 (b)	225,000	215,237
3 mo. USD LIBOR + 2.880% 8.140% VRN (c)	510,000	433,956
ING Groep NV 5 yr. USD ICE Swap + 4.204%
6.750% VRN (a) (c)	275,000	261,938
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 2.515% 2.956% VRN 5/13/31	235,000	201,501
4.950% 6/01/45	170,000	158,680

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Lloyds Banking Group PLC 5 yr. CMT + 3.913%
8.000% VRN (c)	$605,000	$552,758
Macquarie Bank Ltd. 5 yr. CMT + 1.700%
3.052% VRN 3/03/36 (a)	550,000	417,258
Mizrahi Tefahot Bank Ltd. 5 yr. CMT + 2.250%
3.077% VRN 4/07/31 (a)	1,225,000	1,067,980
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	280,000	212,447
SOFR + 1.485% 3.217% VRN 4/22/42	310,000	235,073
SOFR + 2.620% 5.297% VRN 4/20/37	185,000	175,046
Nordea Bank Abp 5 yr. CMT + 4.110%
6.625% VRN (a) (c)	275,000	259,267
SVB Financial Group
4.100% (c)	210,000	14,698
4.250% (c)	590,000	41,299
Toronto-Dominion Bank 5 yr. CMT + 4.075%
8.125% VRN 10/31/82	358,000	363,685
U.S. Bancorp SOFR + 2.260%
5.836% VRN 6/12/34	231,000	232,672
UBS Group AG
SOFR + .980% 1.305% VRN 2/02/27 (a)	550,000	480,517
SOFR + 3.340% 6.373% VRN 7/15/26 (a)	375,000	372,631
Wells Fargo & Co.
5.900% VRN (c) (d)	430,000	424,088
		12,154,438
Beverages — 0.6%
Anheuser-Busch InBev Worldwide, Inc.
8.200% 1/15/39	250,000	326,740
Bacardi Ltd.
5.150% 5/15/38 (a)	200,000	187,519
Molson Coors Beverage Co.
4.200% 7/15/46	366,000	303,066
5.000% 5/01/42	135,000	125,013
		942,338
Biotechnology — 0.1%
Amgen, Inc.
5.600% 3/02/43	211,000	211,639
Building Materials — 0.2%
Standard Industries, Inc.
4.375% 7/15/30 (a)	200,000	173,219
4.750% 1/15/28 (a)	151,000	140,617
		313,836
Chemicals — 0.7%
Alpek SAB de CV
3.250% 2/25/31 (a)	560,000	452,536
LYB International Finance III LLC
4.200% 5/01/50	325,000	247,877
Syngenta Finance NV
4.892% 4/24/25 (a)	500,000	489,398
		1,189,811

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Commercial Services — 0.0%
ERAC USA Finance LLC
7.000% 10/15/37 (a)	$50,000	$57,138
Computers — 0.4%
Dell International LLC/EMC Corp.
8.100% 7/15/36	100,000	116,996
8.350% 7/15/46	275,000	337,235
Leidos, Inc.
5.500% 7/01/33	226,000	211,222
		665,453
Distribution & Wholesale — 0.3%
H&E Equipment Services, Inc.
3.875% 12/15/28 (a)	600,000	519,468
Diversified Financial Services — 4.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.400% 10/29/33	935,000	750,993
Antares Holdings LP
2.750% 1/15/27 (a)	645,000	529,925
3.750% 7/15/27 (a)	605,000	506,162
8.500% 5/18/25 (a)	330,000	322,581
Ares Finance Co. III LLC 5 yr. CMT + 3.237%
4.125% VRN 6/30/51 (a)	360,000	263,047
Ares Finance Co. LLC
4.000% 10/08/24 (a)	375,000	359,534
Avolon Holdings Funding Ltd.
2.528% 11/18/27 (a)	375,000	316,161
3.250% 2/15/27 (a)	175,000	155,908
4.250% 4/15/26 (a)	485,000	451,833
4.375% 5/01/26 (a)	480,000	448,499
5.500% 1/15/26 (a)	135,000	130,802
BGC Partners, Inc.
4.375% 12/15/25	585,000	539,995
Blue Owl Finance LLC
3.125% 6/10/31 (a)	910,000	692,406
4.125% 10/07/51 (a)	375,000	234,520
Charles Schwab Corp. SOFR + 2.500%
5.853% VRN 5/19/34	211,000	214,141
Coinbase Global, Inc.
3.625% 10/01/31 (a)	593,000	350,365
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (a)	662,078	606,033
OneMain Finance Corp.
4.000% 9/15/30 (b)	220,000	169,400
		7,042,305
Electric — 1.3%
Berkshire Hathaway Energy Co.
5.950% 5/15/37	120,000	123,574
Cleveland Electric Illuminating Co.
5.950% 12/15/36	175,000	172,702
CMS Energy Corp.
4.700% 3/31/43	115,000	100,049
4.875% 3/01/44	180,000	163,232

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Elwood Energy LLC
8.159% 7/05/26	$56,936	$46,403
Enel Finance International NV
6.000% 10/07/39 (a)	175,000	171,882
NextEra Energy Capital Holdings, Inc. 5 yr. CMT + 2.547%
3.800% VRN 3/15/82	580,000	486,927
Pacific Gas & Electric Co.
3.750% 7/01/28	320,000	286,713
4.300% 3/15/45	195,000	139,129
Virginia Electric & Power Co.
6.000% 1/15/36	100,000	104,391
Vistra Operations Co. LLC
5.125% 5/13/25 (a)	325,000	316,861
		2,111,863
Electronics — 0.1%
Trimble, Inc.
6.100% 3/15/33	203,000	205,686
Entertainment — 0.2%
Live Nation Entertainment, Inc.
5.625% 3/15/26 (a)	77,000	75,214
Warnermedia Holdings, Inc.
4.279% 3/15/32	200,000	177,375
		252,589
Food — 0.6%
Pilgrim's Pride Corp.
6.250% 7/01/33	480,000	464,924
Smithfield Foods, Inc.
2.625% 9/13/31 (a)	375,000	277,115
3.000% 10/15/30 (a)	206,000	161,516
		903,555
Gas — 0.2%
NiSource, Inc.
4.800% 2/15/44	295,000	267,610
Home Builders — 0.4%
Mattamy Group Corp.
4.625% 3/01/30 (a) (b)	35,000	30,257
5.250% 12/15/27 (a)	227,000	211,541
Taylor Morrison Communities, Inc.
5.750% 1/15/28 (a)	500,000	483,460
		725,258
Insurance — 7.2%
Allianz SE 5 yr. CMT + 2.973%
3.500% VRN (a) (c)	1,176,000	970,759
Allstate Corp. 3 mo. USD LIBOR + 2.938%
5.750% VRN 8/15/53	640,000	629,804
Ascot Group Ltd.
4.250% 12/15/30 (a)	450,000	345,585
Athene Global Funding
2.950% 11/12/26 (a) (b)	450,000	398,805

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
AXIS Specialty Finance LLC 5 yr. CMT + 3.186%
4.900% VRN 1/15/40	$490,000	$390,617
Brighthouse Financial, Inc.
3.850% 12/22/51	575,000	362,884
4.700% 6/22/47	500,000	382,648
Brown & Brown, Inc.
4.200% 3/17/32	428,000	384,355
Corebridge Financial, Inc. 5 yr. CMT + 3.846%
6.875% VRN 12/15/52	430,000	412,151
Enstar Finance LLC 5 yr. CMT + 5.468%
5.750% VRN 9/01/40	1,060,000	913,667
Enstar Group Ltd.
3.100% 9/01/31	253,000	198,393
4.950% 6/01/29	124,000	115,471
Equitable Holdings, Inc. 5 yr. CMT + 4.736%
4.950% VRN (c)	505,000	468,994
Fairfax Financial Holdings Ltd.
5.625% 8/16/32	255,000	246,325
Global Atlantic Fin Co.
3.125% 6/15/31 (a)	380,000	286,078
5 yr. CMT + 3.796% 4.700% VRN 10/15/51 (a)	1,170,000	829,297
Hanwha Life Insurance Co. Ltd. 5 yr. CMT + 1.850%
3.379% VRN 2/04/32 (a)	520,000	465,367
Hill City Funding Trust
4.046% 8/15/41 (a)	490,000	333,900
Jackson Financial, Inc.
3.125% 11/23/31	550,000	426,752
Kyobo Life Insurance Co. Ltd. 5 yr. CMT + 2.887%
5.900% VRN 6/15/52 (a)	461,000	450,627
Liberty Mutual Group, Inc. 5 yr. CMT + 3.315%
4.125% VRN 12/15/51 (a)	265,000	208,237
Lincoln National Corp. 5 yr. CMT + 5.318%
9.250% VRN (b) (c)	169,000	177,458
MetLife Capital Trust IV
7.875% 12/15/67 (a)	325,000	340,190
Prudential Financial, Inc. 5 yr. CMT + 3.162%
5.125% VRN 3/01/52	340,000	306,976
Sammons Financial Group, Inc.
3.350% 4/16/31 (a)	570,000	442,810
4.750% 4/08/32 (a)	790,000	660,409
Unum Group
4.125% 6/15/51	460,000	336,059
USF&G Capital I
8.500% 12/15/45 (a)	95,000	104,542
		11,589,160
Internet — 0.1%
Expedia Group, Inc.
2.950% 3/15/31	178,000	149,993
Investment Companies — 2.4%
Ares Capital Corp.
2.150% 7/15/26	560,000	485,561
Blackstone Private Credit Fund
1.750% 9/15/24	625,000	586,483
2.625% 12/15/26	330,000	280,763
4.000% 1/15/29	630,000	534,016

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Golub Capital BDC, Inc.
2.500% 8/24/26	$195,000	$168,636
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
6.250% 5/15/26	1,000,000	910,115
OWL Rock Core Income Corp.
4.700% 2/08/27	410,000	372,043
5.500% 3/21/25	535,000	514,819
		3,852,436
Leisure Time — 0.3%
Royal Caribbean Cruises Ltd.
5.500% 8/31/26 (a)	485,000	459,834
Lodging — 0.8%
Las Vegas Sands Corp.
3.900% 8/08/29	525,000	468,437
Travel & Leisure Co.
4.500% 12/01/29 (a)	917,000	780,207
		1,248,644
Media — 1.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
5.000% 2/01/28 (a)	250,000	227,772
Charter Communications Operating LLC/Charter Communications Operating Capital
3.900% 6/01/52	150,000	98,155
CSC Holdings LLC
4.625% 12/01/30 (a)	250,000	111,234
5.000% 11/15/31 (a)	325,000	151,355
5.750% 1/15/30 (a)	200,000	94,434
Discovery Communications LLC
4.000% 9/15/55	235,000	156,194
4.650% 5/15/50	55,000	41,896
DISH DBS Corp.
7.375% 7/01/28	1,123,000	600,805
Time Warner Cable LLC
4.500% 9/15/42	250,000	186,998
6.750% 6/15/39	115,000	110,524
		1,779,367
Mining — 0.9%
First Quantum Minerals Ltd.
6.875% 3/01/26 (a) (b)	1,000,000	984,403
Novelis Corp.
3.875% 8/15/31 (a) (b)	533,000	438,452
		1,422,855
Oil & Gas — 2.7%
Antero Resources Corp.
7.625% 2/01/29 (a) (b)	74,000	75,081
BP Capital Markets PLC 5 yr. CMT + 4.398%
4.875% VRN (c)	310,000	281,790
EQT Corp.
7.000% STEP 2/01/30	695,000	727,686
Nabors Industries, Inc.
7.375% 5/15/27 (a)	564,000	536,663

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Ovintiv, Inc.
6.500% 8/15/34	$185,000	$185,398
6.500% 2/01/38	160,000	156,863
7.100% 7/15/53	395,000	406,598
Patterson-UTI Energy, Inc.
3.950% 2/01/28	540,000	483,876
5.150% 11/15/29	615,000	557,125
Petroleos Mexicanos
4.625% 9/21/23	575,000	569,624
5.350% 2/12/28	190,000	156,448
6.375% 1/23/45	35,000	21,497
6.500% 3/13/27	65,000	57,832
6.625% 6/15/38	51,000	34,052
Santos Finance Ltd.
3.649% 4/29/31 (a)	200,000	166,038
		4,416,571
Oil & Gas Services — 0.6%
NOV, Inc.
3.600% 12/01/29	267,000	237,161
3.950% 12/01/42	314,000	230,370
Weatherford International Ltd.
8.625% 4/30/30 (a) (b)	483,000	490,362
		957,893
Pharmaceuticals — 0.9%
1375209 BC Ltd.
9.000% 1/30/28 (a) (b)	158,000	158,395
AbbVie, Inc.
4.700% 5/14/45	150,000	137,045
Bausch Health Cos., Inc.
11.000% 9/30/28 (a) (b)	282,000	200,305
14.000% 10/15/30 (a)	55,000	32,725
Cigna Group
4.800% 7/15/46	185,000	169,719
CVS Health Corp.
5.050% 3/25/48	115,000	106,000
6.125% 9/15/39	25,000	25,940
CVS Pass-Through Trust
5.926% 1/10/34 (a)	159,713	151,494
7.507% 1/10/32 (a)	11,406	11,899
Utah Acquisition Sub, Inc.
5.250% 6/15/46	500,000	394,191
		1,387,713
Pipelines — 1.2%
Energy Transfer LP
6.125% 12/15/45	230,000	218,513
5 yr. CMT + 5.134% 6.750% VRN (c)	270,000	240,304
3 mo. USD LIBOR + 4.028% 9.349% VRN (c)	615,000	551,962
EnLink Midstream Partners LP 3 mo. USD LIBOR + 4.110%
9.618% VRN (b) (c)	375,000	308,533
Plains All American Pipeline LP/PAA Finance Corp.
3.800% 9/15/30	265,000	235,131
4.700% 6/15/44	260,000	202,827

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
6.650% 1/15/37	$175,000	$175,555
		1,932,825
Private Equity — 0.3%
Apollo Management Holdings LP 5 yr. CMT + 3.266%
4.950% VRN 1/14/50 (a)	325,000	272,187
KKR Group Finance Co. VIII LLC
3.500% 8/25/50 (a)	160,000	108,965
KKR Group Finance Co. X LLC
3.250% 12/15/51 (a)	230,000	147,544
		528,696
Real Estate Investment Trusts (REITS) — 3.0%
Broadstone Net Lease LLC
2.600% 9/15/31	555,000	397,674
GLP Capital LP/GLP Financing II, Inc.
5.750% 6/01/28	250,000	244,591
Host Hotels & Resorts LP
2.900% 12/15/31	130,000	102,201
3.500% 9/15/30	476,000	403,223
Iron Mountain, Inc.
5.250% 7/15/30 (a)	250,000	225,264
Omega Healthcare Investors, Inc.
3.625% 10/01/29	640,000	524,495
4.750% 1/15/28	202,000	184,391
Piedmont Operating Partnership LP
2.750% 4/01/32	235,000	158,229
Rexford Industrial Realty LP
2.125% 12/01/30	246,000	194,062
Service Properties Trust
4.950% 10/01/29	590,000	457,744
Spirit Realty LP
2.700% 2/15/32	120,000	91,778
3.200% 1/15/27	220,000	197,954
3.400% 1/15/30	325,000	275,950
STORE Capital Corp.
4.500% 3/15/28	225,000	196,495
4.625% 3/15/29	425,000	357,773
Ventas Realty LP
5.700% 9/30/43	85,000	79,948
WEA Finance LLC
2.875% 1/15/27 (a)	475,000	409,026
WEA Finance LLC/Westfield U.K. & Europe Finance PLC
3.750% 9/17/24 (a)	425,000	401,333
		4,902,131
Retail — 0.5%
Advance Auto Parts, Inc.
5.950% 3/09/28	217,000	214,122
Nordstrom, Inc.
4.250% 8/01/31	440,000	342,980
Sonic Automotive, Inc.
4.875% 11/15/31 (a) (b)	277,000	227,302
		784,404

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Software — 0.1%
Oracle Corp.
6.900% 11/09/52	$149,000	$167,233
Telecommunications — 1.8%
Altice France SA
5.125% 7/15/29 (a)	442,000	313,764
AT&T, Inc.
3.550% 9/15/55	814,000	569,853
British Telecommunications PLC
9.625% STEP 12/15/30	580,000	713,614
Deutsche Telekom International Finance BV
8.750% STEP 6/15/30	135,000	161,674
Hughes Satellite Systems Corp.
6.625% 8/01/26 (b)	444,000	415,140
Sprint Capital Corp.
6.875% 11/15/28	500,000	529,997
8.750% 3/15/32	141,000	170,414
		2,874,456
Toys, Games & Hobbies — 0.1%
Hasbro, Inc.
3.900% 11/19/29	225,000	203,319
Trucking & Leasing — 0.4%
AerCap Global Aviation Trust 3 mo. USD Term SOFR + 4.562%
6.500% VRN 6/15/45 (a)	600,000	579,947
Venture Capital — 0.6%
Hercules Capital, Inc.
2.625% 9/16/26 (b)	738,000	631,497
3.375% 1/20/27	340,000	294,528
		926,025

TOTAL CORPORATE DEBT (Cost $82,092,480)		70,415,104

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 27.1%
Commercial Mortgage-Backed Securities — 10.9%
Aventura Mall Trust, Series 2018-AVM, Class D,
4.249% VRN 7/05/40 (a) (d)	530,000	424,374
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class CMP, 4.024% VRN 11/05/32 (a) (d)	440,000	376,315
Series 2019-BPR, Class DMP, 4.024% VRN 11/05/32 (a) (d)	540,000	456,809
BANK
Series 2020-BN30, Class MCDF, 3.016% VRN 12/15/53 (d)	500,000	258,026
Series 2019-BN17, Class C, 4.664% VRN 4/15/52 (d)	331,000	253,403
BBCMS Mortgage Trust
Series 2018-CHRS, Class B, 4.409% VRN 8/05/38 (a) (d)	400,000	323,821
Series 2018-CHRS, Class C, 4.409% VRN 8/05/38 (a) (d)	280,000	215,634
Series 2018-CHRS, Class D, 4.409% VRN 8/05/38 (a) (d)	270,000	200,303
Benchmark Mortgage Trust
Series 2021-B25, Class 300C, 3.094% VRN 4/15/54 (a) (d)	500,000	319,772
Series 2020-IG1, Class D, 3.347% VRN 9/15/43 (d)	400,000	165,284
BGME Trust, Series 2021-VR, Class D,
3.094% VRN 1/10/43 (a) (d)	3,100,000	2,274,622

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
BMO Mortgage Trust, Series 2023-C4, Class A5,
5.117% VRN 2/15/56 (d)	$300,000	$298,610
BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 1 mo. USD LIBOR + 2.850%
8.043% FRN 9/15/36 (a)	2,004,000	1,843,170
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class E, 1 mo. USD LIBOR + 2.150%
7.343% FRN 12/15/37 (a)	572,453	558,156
Citigroup Commercial Mortgage Trust, Series 2019-GC41, Class C
3.502% 8/10/56	222,000	161,495
COMM Mortgage Trust, Series 2015-CR23, Class C,
4.443% VRN 5/10/48 (d)	110,000	92,303
DC Office Trust
Series 2019-MTC, Class D, 3.174% VRN 9/15/45 (a) (d)	357,000	238,265
Series 2019-MTC, Class E, 3.174% VRN 9/15/45 (a) (d)	622,000	396,560
DROP Mortgage Trust, Series 2021-FILE, Class D, 1 mo. USD LIBOR + 2.750%
7.943% FRN 10/15/43 (a)	998,000	840,973
GS Mortgage Securities Trust, Series 2018-GS10, Class D
3.000% 7/10/51 (a)	599,000	381,691
Hudson Yards Mortgage Trust, Series 2019-30HY, Class E,
3.558% VRN 7/10/39 (a) (d)	630,000	471,654
Jackson Park Trust, Series 2019-LIC, Class D,
3.351% VRN 10/14/39 (a) (d)	686,000	508,759
JP Morgan Chase Commercial Mortgage Securities Trust
Series 2022-OPO, Class C, 3.565% VRN 1/05/39 (a) (d)	700,000	488,857
Series 2019-OSB, Class E, 3.909% VRN 6/05/39 (a) (d)	553,000	416,121
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class C,
4.798% VRN 8/15/47 (d)	300,000	245,871
KIND Trust, Series 2021-KIND, Class C, 1 mo. USD Term SOFR + 1.864%
7.012% FRN 8/15/38 (a)	893,542	816,902
KNDL Mortgage Trust, Series 2019-KNSQ, Class E, 1 mo. USD LIBOR + 1.950%
7.143% FRN 5/15/36 (a)	263,000	258,811
Life Mortgage Trust, Series 2021-BMR, Class E, 1 mo. USD Term SOFR + 1.864%
7.012% FRN 3/15/38 (a)	424,643	405,819
Med Trust, Series 2021-MDLN, Class F, 1 mo. USD LIBOR + 4.000%
9.194% FRN 11/15/38 (a)	1,990,447	1,878,554
MFT Trust
Series 2020-ABC, Class A, 3.358% 2/10/42 (a)	205,000	146,848
Series 2020-ABC, Class B, 3.593% VRN 2/10/42 (a) (d)	215,000	147,656
MKT Mortgage Trust, Series 2020-525M, Class E,
3.039% VRN 2/12/40 (a) (d)	213,000	101,706
Ready Capital Commercial Mortgage Financing LLC, 1 mo. USD Term SOFR + 3.198%
8.198% FRN 5/25/38 (a)	500,000	497,700
VASA Trust, Series 2021-VASA, Class D, 1 mo. USD LIBOR + 2.100%
7.293% FRN 7/15/39 (a)	864,000	650,113
Wells Fargo Commercial Mortgage Trust
Series 2015-NXS1, Class C, 3.848% VRN 5/15/48 (d)	140,000	124,111
Series 2021-FCMT, Class C, 1 mo. USD LIBOR + 2.400% 7.593% FRN 5/15/31 (a)	461,000	420,887
		17,659,955

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Home Equity Asset-Backed Securities — 0.0%
Credit Suisse Seasoned Loan Trust, Series 2006-1, Class A, 1 mo. USD LIBOR + .480%
5.630% FRN 10/25/34 (a)	$4,881	$4,904
Other Asset-Backed Securities — 12.0%
522 Funding CLO Ltd., Series 2018-3A, Class CR, 3 mo. USD LIBOR + 2.050%
7.300% FRN 10/20/31 (a)	250,000	240,760
AIMCO CLO Series Ltd., Series 2018-AA, Class B, 3 mo. USD LIBOR + 1.400%
6.660% FRN 4/17/31 (a)	250,000	242,972
Anchorage Capital CLO Ltd., Series 2021-19A, Class A, 3 mo. USD LIBOR + 1.210%
6.470% FRN 10/15/34 (a)	1,000,000	974,909
Apidos CLO XLIV Ltd., Series 2023-44A, Class B, 3 mo. USD Term SOFR + 2.550%
7.607% FRN 4/26/35 (a)	500,000	500,158
Argent Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004-W10, Class M1, 1 mo. USD LIBOR + .900%
3.815% FRN 10/25/34	105,084	91,662
Atrium XV, Series 15A, Class B, 3 mo. USD LIBOR + 1.750%
7.023% FRN 1/23/31 (a)	250,000	245,026
Bain Capital Credit CLO Ltd., Series 2022-1A, Class A1, 3 mo. USD Term SOFR + 1.320%
6.302% FRN 4/18/35 (a)	500,000	486,440
Ballyrock CLO Ltd., Series 2021-17A, Class A1A, 3 mo. USD LIBOR + 1.150%
6.400% FRN 10/20/34 (a)	250,000	245,869
Blackbird Capital Aircraft Lease Securitization Ltd., Series 2016-1A, Class A,
4.213% STEP 12/16/41 (a)	315,870	290,496
BRE Grand Islander Timeshare Issuer LLC
Series 2017-1A, Class A, 2.940% 5/25/29 (a)	31,957	31,121
Series 2017-1A, Class B, 3.240% 5/25/29 (a)	26,399	25,706
Business Jet Securities LLC, Series 2021-1A, Class C
5.067% 4/15/36 (a)	885,798	815,219
Canyon Capital CLO Ltd., Series 2019-2A, Class CR, 3 mo. USD LIBOR + 2.150%
7.410% FRN 10/15/34 (a)	250,000	236,563
Castlelake Aircraft Structured Trust, Series 2019-1A, Class A
3.967% 4/15/39 (a)	146,156	129,750
DataBank Issuer, Series 2021-1A, Class B
2.650% 2/27/51 (a)	300,000	255,723
Diameter Capital CLO Ltd., Series 2021-2A, Class A1, 3 mo. USD LIBOR + 1.220%
6.480% FRN 10/15/36 (a)	500,000	490,084
Elara HGV Timeshare Issuer LLC
Series 2016-A, Class A, 2.730% 4/25/28 (a)	33,635	33,296
Series 2016-A, Class B, 3.220% 4/25/28 (a)	20,509	20,222
Goldentree Loan Management U.S. CLO Ltd., Series 2019-5A, Class CR, 3 mo. USD LIBOR + 2.050%
7.300% FRN 10/20/32 (a)	250,000	239,824
Goodgreen Trust
Series 2016-1A, Class A, 3.230% 10/15/52 (a)	137,858	120,157
Series 2017-1A, Class A, 3.740% 10/15/52 (a)	77,109	67,793
Series 2019-2A, Class B, 3.860% 4/15/55 (a)	93,196	77,962
Series 2021-1A, Class C, 5.740% 10/15/56 (a)	431,383	360,954

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Gracie Point International Funding, Series 2021-1A, Class C, 1 mo. USD LIBOR + 2.400%
7.570% FRN 11/01/23 (a)	$610,000	$609,320
Gulf Stream Meridian 6 Ltd., Series 2021-6A, Class A2, 3 mo. USD LIBOR + 1.750%
7.010% FRN 1/15/37 (a)	250,000	242,040
Harbor Park CLO Ltd., Series 2018-1A, Class B1, 3 mo. USD LIBOR + 1.700%
6.950% FRN 1/20/31 (a)	280,000	274,215
Hero Funding Trust
Series 2016-3A, Class A1, 3.080% 9/20/42 (a)	50,602	44,182
Series 2017-3A, Class A1, 3.190% 9/20/48 (a)	70,257	60,136
Series 2017-2A, Class A1, 3.280% 9/20/48 (a)	26,613	22,885
Series 2016-4A, Class A2, 4.290% 9/20/47 (a)	52,708	47,642
Horizon Aircraft Finance I Ltd., Series 2018-1, Class B
5.270% 12/15/38 (a)	225,200	119,124
Horizon Aircraft Finance II Ltd., Series 2019-1, Class B
4.703% 7/15/39 (a)	273,167	158,979
Horizon Aircraft Finance III Ltd., Series 2019-2, Class A
3.425% 11/15/39 (a)	463,681	366,308
HPS Loan Management Ltd., Series 2023-18A, Class B, 3 mo. USD Term SOFR + 2.950%
8.212% FRN 7/20/36 (a)	500,000	500,000
JG Wentworth XLIII LLC, Series 2019-1A, Class B
4.510% 8/15/73 (a)	135,894	120,267
Kestrel Aircraft Funding Ltd., Series 2018-1A, Class A
4.250% 12/15/38 (a)	335,384	287,706
Labrador Aviation Finance Ltd., Series 2016-1A, Class A1
4.300% 1/15/42 (a)	287,364	236,650
LoanCore Issuer Ltd., Series 2022-CRE7, Class E, 30 day USD SOFR Average + 3.750%
8.816% FRN 1/17/37 (a)	1,000,000	939,307
Lunar Aircraft Ltd., Series 2020-1A, Class B
4.335% 2/15/45 (a)	106,976	68,376
MACH 1 Cayman Ltd., Series 2019-1, Class B
4.335% 10/15/39 (a)	319,562	226,685
Madison Park Funding Ltd.
Series 2018-28A, Class B, 3 mo. USD LIBOR + 1.600% 6.860% FRN 7/15/30 (a)	950,000	931,345
Series 2018-32A, Class CR, 3 mo. USD LIBOR + 2.000% 7.273% FRN 1/22/31 (a)	300,000	288,897
Mariner Finance Issuance Trust, Series 2021-AA, Class D
3.830% 3/20/36 (a)	381,000	312,389
Mosaic Solar Loans LLC, Series 2017-1A, Class A
4.450% 6/20/42 (a)	23,330	21,972
Neuberger Berman CLO Ltd., Series 2015-20A, Class BRR, 3 mo. USD LIBOR + 1.650%
6.910% FRN 7/15/34 (a)	500,000	487,260
OHA Credit Funding Ltd., Series 2015-11A, Class CR, 3 mo. USD LIBOR + 2.150%
7.400% FRN 1/20/32 (a)	300,000	289,288
Parallel Ltd., Series 2021-2A, Class A2, 3 mo. USD LIBOR + 1.850%
7.100% FRN 10/20/34 (a)	250,000	240,308
Pioneer Aircraft Finance Ltd., Series 2019-1, Class B
4.948% 6/15/44 (a)	341,661	248,223
Rad CLO 12 Ltd., Series 2021-12A, Class A, 3 mo. USD LIBOR + 1.170%
6.469% FRN 10/30/34 (a)	500,000	489,733

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Rad CLO 15 Ltd., Series 2021-15A, Class C, 3 mo. USD LIBOR + 2.050%
7.300% FRN 1/20/34 (a)	$250,000	$237,797
Rad CLO 4 Ltd., Series 2019-4A, Class B1, 3 mo. USD LIBOR + 2.100%
7.355% FRN 4/25/32 (a)	250,000	247,762
Renew, Series 2021-1, Class M
3.210% 11/20/56 (a)	169,362	136,735
Rockford Tower CLO Ltd., Series 2018-1A, Class B, 3 mo. USD LIBOR + 1.720%
7.099% FRN 5/20/31 (a)	250,000	243,536
RR 19 Ltd., Series 2021-19A, Class A1, 3 mo. USD LIBOR + 1.140%
6.400% FRN 10/15/35 (a)	500,000	491,446
Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class C
3.510% 7/20/37 (a)	37,026	34,925
Slam Ltd., Series 2021-1A, Class B
3.422% 6/15/46 (a)	256,375	213,822
Steele Creek CLO Ltd., Series 2018-2A, Class C, 3 mo. USD LIBOR + 2.300%
7.645% FRN 8/18/31 (a)	490,000	464,576
Store Master Funding I-VII and XIV, Series 2019-1, Class A4
4.490% 11/20/49 (a)	756,204	553,295
Sunnova Helios II Issuer LLC, Series 2018-1A, Class A
4.870% 7/20/48 (a)	103,414	94,739
SuttonPark Structured Settlements LLC, Series 2017-1A, Class A
4.190% 1/15/71 (a)	256,132	223,041
THL Credit Wind River CLO Ltd., Series 2018-3A, Class B, 3 mo. USD LIBOR + 1.700%
6.950% FRN 1/20/31 (a)	490,000	472,411
Thrust Engine Leasing DAC
Series 2021-1A, Class B, 6.121% 7/15/40 (a)	1,063,419	785,898
Series 2021-1A, Class C, 7.386% 7/15/40 (a)	347,743	258,044
TICP CLO XIV Ltd., Series 2019-14A, Class A2R, 3 mo. USD LIBOR + 1.650%
6.900% FRN 10/20/32 (a)	250,000	244,228
WAVE LLC, Series 2019-1, Class B
4.581% 9/15/44 (a)	608,521	346,437
Willis Engine Structured Trust III, Series 2017-A, Class A,
4.690% STEP 8/15/42 (a)	289,505	260,610
Willis Engine Structured Trust IV, Series 2018-A, Class A,
4.750% STEP 9/15/43 (a)	185,269	153,592
		19,318,797
Student Loans Asset-Backed Securities — 2.3%
College Ave Student Loans LLC
Series 2021-A, Class D, 4.120% 7/25/51 (a)	284,000	258,961
Series 2019-A, Class C, 4.460% 12/28/48 (a)	148,184	134,536
Series 2019-A, Class D, 5.500% 12/28/48 (a)	104,127	94,386
Commonbond Student Loan Trust, Series 2017-AGS, Class C
5.280% 5/25/41 (a)	33,079	30,697
EDvestinU Private Education Loan Issue No. 3 LLC, Series 2021-A, Class B
3.500% 11/25/50 (a)	600,000	473,752
Goal Capital Funding Trust, Series 2006-1, Class B, 3 mo. USD LIBOR + .450%
5.846% FRN 8/25/42	374,543	334,624
Navient Student Loan Trust
Series 2018-EA, Class B, 4.440% 12/15/59 (a)	140,000	126,892
Series 2018-1A, Class B, 1 mo. USD LIBOR + 1.200% 6.350% FRN 3/25/67 (a)	250,000	222,747

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Nelnet Student Loan Trust
Series 2005-4, Class A4R2, 1.191% FRN 3/22/32 (d)	$120,000	$118,899
Series 2006-3, Class B, 90 day USD SOFR Average + .512% 5.487% FRN 6/25/41	71,518	62,839
Series 2012-2A, Class B, 1 mo. USD LIBOR + 1.000% 6.150% FRN 11/25/36 (a)	200,000	198,089
Series 2012-1A, Class B, 1 mo. USD LIBOR + 1.000% 6.150% FRN 6/25/42 (a)	150,000	146,339
Series 2012-4A, Class B, 1 mo. USD LIBOR + 1.000% 6.150% FRN 7/26/49 (a)	350,000	301,654
Series 2014-2A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 6/25/41 (a)	100,000	98,997
Series 2014-5A, Class B, 1 mo. USD LIBOR + 1.500% 6.650% FRN 5/26/54 (a)	100,000	88,714
SLM Student Loan Trust
Series 2006-4, Class B, 3 mo. USD LIBOR + .200% 5.455% FRN 1/25/70	105,250	99,074
Series 2006-5, Class B, 3 mo. USD LIBOR + .210% 5.465% FRN 10/25/40	112,376	105,354
Series 2005-6, Class B, 3 mo. USD LIBOR + .290% 5.545% FRN 1/25/44	204,053	187,628
Series 2004-3, Class B, 3 mo. USD LIBOR + .470% 5.725% FRN 10/25/64	70,081	66,530
SMB Private Education Loan Trust, Series 2019-A, Class B
4.000% 11/17/42 (a)	185,000	164,321
SoFi Professional Loan Program LLC
Series 2017-C, Class C, 4.210% VRN 7/25/40 (a) (d)	180,000	157,941
Series 2017-A, Class C, 4.430% VRN 3/26/40 (a) (d)	170,000	153,735
South Carolina Student Loan Corp., Series 2015-A, Class A, 1 mo. USD LIBOR + 1.500%
6.650% FRN 1/25/36	37,893	37,827
		3,664,536
Whole Loan Collateral Collateralized Mortgage Obligations — 1.9%
Angel Oak Mortgage Trust I LLC
Series 2019-4, Class M1, 3.459% VRN 7/26/49 (a) (d)	474,186	453,611
Series 2019-2, Class M1, 4.065% VRN 3/25/49 (a) (d)	195,011	189,961
Bank of America Mortgage Securities, Series 2004-G, Class 2A7,
4.020% VRN 8/25/34 (d)	4,356	4,186
New Residential Mortgage Loan Trust, Series 2021-NQM3, Class B1,
3.398% VRN 11/27/56 (a) (d)	3,600,000	2,409,321
		3,057,079

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $51,613,128)		43,705,271

SOVEREIGN DEBT OBLIGATION — 0.1%
Mexico Government International Bonds
4.750% 3/08/44	214,000	182,768

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $239,482)		182,768

U.S. Government Agency Obligations and Instrumentalities (e) — 16.5%
Collateralized Mortgage Obligations — 0.0%
Federal Home Loan Mortgage Corp. Series 2178, Class PB 7.000% 8/15/29	3,096	3,141
Pass-Through Securities — 16.5%
Federal Home Loan Mortgage Corp.
Pool #RA4245 2.000% 12/01/50	465,712	383,151

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #RA4255 2.000% 1/01/51	$959,929	$791,254
Pool #SD0905 3.000% 3/01/52	726,150	641,616
Pool #SD1523 4.000% 8/01/52	1,064,724	1,005,614
Pool #SD1603 4.000% 9/01/52	672,337	631,523
Federal National Mortgage Association
Pool #FM8596 2.500% 9/01/51	465,276	397,743
Pool #FS3035 2.500% 4/01/52	1,527,750	1,306,002
Pool #MA3029 3.000% 6/01/32	229,404	217,363
Pool #MA3090 3.000% 8/01/32	93,039	88,155
Pool #AR3007 3.000% 2/01/43	82,097	74,465
Pool #FS1075 3.000% 3/01/52	735,022	651,382
Pool #CB3304 3.000% 4/01/52	1,114,054	987,283
Pool #CB3305 3.000% 4/01/52	1,355,825	1,200,694
Pool #AS1304 3.500% 12/01/28	58,143	56,076
Pool #MA1356 3.500% 2/01/43	452,122	417,085
Pool #CA6096 3.500% 6/01/50	954,579	874,841
Pool #FM4017 3.500% 8/01/50	63,995	58,749
Pool #CB3842 3.500% 6/01/52	2,195,045	2,010,658
Pool #CA1909 4.500% 6/01/48	346,031	338,291
Pool #CB3866 4.500% 6/01/52	845,428	815,882
Pool #CB4129 4.500% 7/01/52	1,071,098	1,029,649
Pool #AD6437 5.000% 6/01/40	26,245	26,350
Pool #AD6996 5.000% 7/01/40	169,579	170,338
Pool #AL8173 5.000% 2/01/44	56,455	56,797
Government National Mortgage Association
Pool #579140 6.500% 1/15/32	379	386
Pool #587280 6.500% 9/15/32	561	571
Pool #550659 6.500% 9/15/35	45,702	47,167
Pool #538689 6.500% 12/15/35	5,678	5,885
Pool #780651 7.000% 10/15/27	259	261
Pool #462384 7.000% 11/15/27	165	166
Pool #482668 7.000% 8/15/28	511	517
Pool #581417 7.000% 7/15/32	477	484
Pool #423836 8.000% 8/15/26	148	150
Government National Mortgage Association II
Pool #MA6038 3.000% 7/20/49	449,219	405,404
Pool #MA6283 3.000% 11/20/49	809,498	729,975
Pool #MA6409 3.000% 1/20/50	843,815	760,920
Pool #MA4321 3.500% 3/20/47	530,245	496,908
Government National Mortgage Association II TBA
2.500% 7/20/53 (f)	800,000	692,336
3.000% 7/20/53 (f)	975,000	871,020
Uniform Mortgage-Backed Security TBA
2.500% 7/13/53 (f)	400,000	338,984
3.000% 7/13/53 (f)	1,450,000	1,275,773
3.500% 7/13/53 (f)	1,600,000	1,457,375
4.000% 7/13/53 (f)	3,175,000	2,978,794
4.500% 7/18/38 (f)	700,000	685,891
5.000% 7/18/38 (f)	800,000	794,313
5.000% 7/13/53 (f)	800,000	783,781
		26,558,022

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $28,286,397)		26,561,163

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
U.S. TREASURY OBLIGATIONS — 6.1%
U.S. Treasury Bonds & Notes — 6.1%
U.S. Treasury Bonds
2.250% 8/15/49 (g)	$5,440,000	$3,950,483
U.S. Treasury Notes
3.000% 7/15/25	4,100,000	3,951,127
3.875% 1/15/26	2,000,000	1,962,461
		9,864,071

TOTAL U.S. TREASURY OBLIGATIONS (Cost $10,231,431)		9,864,071

TOTAL BONDS & NOTES (Cost $172,462,918)		150,728,377

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $15,333)		10,454

	Number of Shares
WARRANTS — 0.0%
Consumer, Non-cyclical — 0.0%
Chemicals — 0.0%
Hercules LLC, Expires 3/31/29, Strike 0.09 (h) (i) (j)	150	4,002

TOTAL WARRANTS (Cost $0)		4,002

TOTAL LONG-TERM INVESTMENTS (Cost $174,088,876)		151,786,070

	Principal Amount
SHORT-TERM INVESTMENTS — 12.0%
Commercial Paper — 7.4%
Alimentation Couche-Tard, Inc.
5.659% 7/14/23 (a)	$3,000,000	2,993,760
Avangrid, Inc.
5.502% 7/24/23 (a)	2,000,000	1,992,827
5.540% 7/14/23 (a)	1,000,000	997,947
CenterPoint Energy, Inc.
5.618% 8/15/23 (a)	1,000,000	992,961
Hyundai Capital America
5.706% 8/28/23 (a)	1,000,000	990,878
Mohawk Industries, Inc.
5.609% 7/24/23 (a)	3,000,000	2,989,146
Sempra Energy
5.644% 9/05/23 (a)	1,000,000	989,542
		11,947,061

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Investment of Cash Collateral from Securities Loaned — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (k)	4,264,865	$4,264,865

	Principal Amount
Repurchase Agreement — 2.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (l)	$3,300,154	3,300,154

TOTAL SHORT-TERM INVESTMENTS (Cost $19,513,848)		19,512,080

TOTAL INVESTMENTS — 106.2% (Cost $193,602,724) (m)		171,298,150

Other Assets/(Liabilities) — (6.2)%		(9,983,134)

NET ASSETS — 100.0%		$161,315,016

Abbreviation Legend

CLO	Collateralized Loan Obligation
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $81,466,273 or 50.50% of net assets.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $4,470,892 or 2.77% of net assets. The Fund received $303,012 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	All or a portion of this security is pledged/held as collateral for open derivatives.
(h)	Investment is valued using significant unobservable inputs.
(i)	Non-income producing security.
(j)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $4,002 or 0.00% of net assets.
(k)	Represents investment of security lending cash collateral. (Note 2).
(l)	Maturity value of $3,300,572. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $3,366,237.
(m)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
AUD Call USD Put	Goldman Sachs International	12/29/23	0.68	384,885	AUD	384,885	$4,409	$2,484	$1,925
Put
USD Put ILS Call	Goldman Sachs International	10/03/23	3.62	400,000	USD	400,000	$4,958	$4,809	$149
USD Put NOK Call	Goldman Sachs International	10/17/23	9.89	260,000	USD	260,000	1,084	4,930	(3,846)
EUR Put SEK Call	UBS AG	8/07/23	10.75	730,000	EUR	730,000	3	3,110	(3,107)
							$6,045	$12,849	$(6,804)
							$10,454	$15,333	$(4,879)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Call
USD Call ILS Put	Goldman Sachs International	10/03/23	3.79	400,000	USD	400,000	$(5,018)	$(5,049)	$31
USD Call NOK Put	Goldman Sachs International	10/17/23	10.82	260,000	USD	260,000	(5,978)	(5,189)	(789)
EUR Call SEK Put	JP Morgan Chase Bank N.A.	8/07/23	12.25	730,000	EUR	730,000	(785)	(3,429)	2,644
							$(11,781)	$(13,667)	$1,886
Put
AUD Put USD Call	Goldman Sachs International	12/29/23	0.64	384,885	AUD	384,885	$(3,052)	$(2,374)	$(678)
							$(14,833)	$(16,041)	$1,208

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/25/23	USD	305,204	CNH	2,084,735	$17,996
Bank of America N.A.	8/15/23	EUR	84,493	USD	93,117	(732)
Bank of America N.A.	8/15/23	USD	167,266	HUF	58,289,835	(1,646)
Bank of America N.A.	8/16/23	PLN	745,805	USD	178,226	4,811
Bank of America N.A.	8/22/23	JPY	20,003,000	USD	149,093	(9,448)
Bank of America N.A.	8/22/23	USD	157,806	CNH	1,094,461	6,687
Barclays Bank PLC	8/22/23	CNH	1,094,461	USD	153,953	(2,834)
Citibank N.A.	7/11/23	CLP	213,993,120	USD	261,445	5,289
Citibank N.A.	7/11/23	PEN	1,550,142	USD	413,371	13,688
Citibank N.A.	7/11/23	USD	265,286	CLP	213,993,120	(1,449)
Citibank N.A.	7/25/23	IDR	2,374,108,000	USD	158,878	(551)
Citibank N.A.	7/25/23	JPY	79,828,000	USD	603,436	(48,544)
Citibank N.A.	7/25/23	USD	166,778	TWD	5,035,053	4,754
Citibank N.A.	8/22/23	USD	258,733	SGD	345,024	3,170
Citibank N.A.	8/22/23	USD	102,602	PHP	5,779,592	(1,967)
Goldman Sachs International	7/11/23	BRL	562,289	USD	115,457	1,843
Goldman Sachs International	7/25/23	CNH	2,084,735	USD	292,529	(5,321)
Goldman Sachs International	10/10/23	USD	113,598	BRL	562,289	(1,858)
HSBC Bank USA	7/18/23	NOK	2,584,608	USD	245,472	(4,567)
HSBC Bank USA	7/18/23	ILS	551,694	USD	151,639	(2,749)
HSBC Bank USA	7/18/23	USD	416,053	CHF	372,870	(1,081)
HSBC Bank USA	7/18/23	USD	248,401	NOK	2,584,608	7,496
HSBC Bank USA	8/15/23	ILS	914,455	USD	250,859	(3,842)
HSBC Bank USA	8/22/23	KRW	735,057,130	USD	551,940	7,235
HSBC Bank USA	8/22/23	THB	8,957,520	USD	266,752	(12,909)
HSBC Bank USA	8/22/23	USD	417,000	KRW	534,865,050	10,116
JP Morgan Chase Bank N.A.	7/11/23	USD	408,308	PEN	1,550,142	(18,751)
JP Morgan Chase Bank N.A.	7/11/23	USD	108,821	BRL	562,289	(8,479)
Morgan Stanley & Co. LLC	8/09/23	MXN	2,099,551	USD	114,671	7,170
Morgan Stanley & Co. LLC	8/15/23	USD	416,848	CHF	368,221	3,718
Morgan Stanley & Co. LLC	8/15/23	USD	102,000	ZAR	1,885,603	2,223
						$(30,532)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Long Bond	9/20/23	54	$6,858,180	$(5,242)
U.S. Treasury Ultra Bond	9/20/23	66	8,892,410	98,028
U.S. Treasury Note 2 Year	9/29/23	65	13,395,322	(177,978)
U.S. Treasury Note 5 Year	9/29/23	86	9,379,694	(169,631)
				$(254,823)
Short
U.S. Treasury Ultra 10 Year	9/20/23	7	$(837,791)	$8,728

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Obligation/Index	Rate Paid by Fund	Payment Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.IG Series 39†	1.000%	Quarterly	6/20/28	USD	24,000,000	$(358,656)	$(125,407)	$(233,249)

MassMutual Diversified Bond Fund — Portfolio of Investments (Continued)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
12-Month USD SOFR	Annually	Fixed 3.965%	Annually	6/23/25	USD	11,000,000	$(177,437)	$—	$(177,437)
12-Month USD SOFR	Annually	Fixed 3.815%	Annually	6/30/25	USD	8,000,000	(151,057)	—	(151,057)
12-Month USD SOFR	Annually	Fixed 3.749%	Annually	7/14/25	USD	8,023,000	(157,211)	—	(157,211)
12-Month USD SOFR	Annually	Fixed 3.618%	Annually	8/07/25	USD	10,467,000	(219,951)	—	(219,951)
Fixed 3.293%	Annually	12-Month USD SOFR	Annually	6/23/33	USD	2,000,000	43,811	—	43,811
Fixed 3.223%	Annually	12-Month USD SOFR	Annually	6/30/33	USD	2,300,000	63,651	—	63,651
Fixed 3.086%	Annually	12-Month USD SOFR	Annually	7/14/33	USD	2,291,000	87,814	—	87,814
Fixed 3.107%	Annually	12-Month USD SOFR	Annually	8/07/33	USD	2,327,000	82,144	—	82,144
							$(428,236)	$—	$(428,236)

†	Payment is based on a percentage of the index. Reference entities are a number of individual issuers comprising the index.

Currency Legend

AUD	Australian Dollar
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
EUR	Euro
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

MassMutual High Yield Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 92.8%

BANK LOANS — 1.9%
Apparel — 0.2%
Hanesbrands, Inc., 2023 Term Loan B, 1 mo. SOFR CME + 3.750%
8.852% VRN 3/08/30	$689,199	$690,921
Computers — 0.0%
SonicWall U.S. Holdings, Inc., 2nd Lien Term Loan, 1 mo. USD LIBOR + 7.500%
12.693% VRN 5/18/26	51,897	48,086
Cosmetics & Personal Care — 0.3%
Journey Personal Care Corp., 2021 Term Loan B, 6 mo. USD LIBOR + 4.250%
9.981% VRN 3/01/28	1,243,655	1,060,216
Packaging & Containers — 0.1%
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. SOFR CME + 4.175%
9.377% VRN 4/13/29	649,211	638,064
Real Estate Investment Trusts (REITS) — 0.4%
RHP Hotel Properties LP, 2023 Term Loan B, 1 mo. USD Term SOFR + 2.750%
7.852% VRN 5/18/30	1,534,615	1,532,375
Software — 0.9%
Athenahealth Group, Inc.
2022 Term Loan B,
0.000% 2/15/29 (a)	2,671,778	2,568,247
2022 Delayed Draw Term Loan,
0.000% 2/15/29 (a)	82,055	78,876
Quest Software U.S. Holdings, Inc., 2022 2nd Lien Term Loan, 3 mo. SOFR + 7.500%
12.695% VRN 2/01/30	1,528,400	1,001,102
		3,648,225

TOTAL BANK LOANS (Cost $8,027,603)		7,617,887

CORPORATE DEBT — 90.9%
Advertising — 0.6%
CMG Media Corp.
8.875% 12/15/27 (b)	1,617,000	1,133,268
Stagwell Global LLC
5.625% 8/15/29 (b)	1,514,000	1,295,579
		2,428,847

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Aerospace & Defense — 0.6%
TransDigm, Inc.
6.750% 8/15/28 (b)	$907,000	$910,438
Triumph Group, Inc.
9.000% 3/15/28 (b)	1,345,000	1,373,297
		2,283,735
Agriculture — 0.2%
Darling Ingredients, Inc.
6.000% 6/15/30 (b)	938,000	916,101
Airlines — 3.1%
Allegiant Travel Co.
7.250% 8/15/27 (b)	2,000,000	1,992,620
American Airlines, Inc.
11.750% 7/15/25 (b)	483,000	529,623
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (b)	3,925,000	3,888,457
5.750% 4/20/29 (b)	1,488,000	1,444,817
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.
5.750% 1/20/26 (b)	946,043	895,466
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (b)	1,029,600	1,032,171
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd.
8.000% 9/20/25 (b)	923,000	929,899
United Airlines, Inc.
4.375% 4/15/26 (b)	758,000	720,180
4.625% 4/15/29 (b)	795,000	724,378
		12,157,611
Auto Manufacturers — 2.2%
Ford Motor Co.
3.250% 2/12/32	2,869,000	2,256,997
Ford Motor Credit Co. LLC
4.000% 11/13/30	2,330,000	1,991,179
4.125% 8/17/27	1,560,000	1,424,506
4.389% 1/08/26	712,000	673,839
5.113% 5/03/29	322,000	298,626
6.950% 6/10/26	1,000,000	1,004,930
7.350% 11/04/27	1,232,000	1,258,020
		8,908,097
Auto Parts & Equipment — 0.6%
Adient Global Holdings Ltd.
4.875% 8/15/26 (b)	1,734,000	1,647,223
8.250% 4/15/31 (b)	816,000	828,574
		2,475,797
Biotechnology — 0.4%
Emergent BioSolutions, Inc.
3.875% 8/15/28 (b)	2,529,000	1,470,879
Building Materials — 2.3%
Emerald Debt Merger Sub LLC
6.625% 12/15/30 (b)	2,389,000	2,368,096

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Knife River Corp.
7.750% 5/01/31 (b)	$1,107,000	$1,120,860
New Enterprise Stone & Lime Co., Inc.
5.250% 7/15/28 (b)	2,072,000	1,885,583
9.750% 7/15/28 (b)	3,764,000	3,631,056
		9,005,595
Chemicals — 4.3%
Celanese U.S. Holdings LLC
6.379% 7/15/32 (c)	1,997,000	2,014,320
Consolidated Energy Finance SA
5.625% 10/15/28 (b)	4,296,000	3,652,459
LSF11 A5 HoldCo LLC
6.625% 10/15/29 (b)	2,205,000	1,841,613
Methanex Corp.
5.125% 10/15/27	2,056,000	1,914,059
5.250% 12/15/29 (c)	1,618,000	1,478,433
Olympus Water U.S. Holding Corp.
4.250% 10/01/28 (b)	2,503,000	1,978,738
6.250% 10/01/29 (b) (c)	1,772,000	1,281,690
Polar U.S. Borrower LLC/Schenectady International Group, Inc.
6.750% 5/15/26 (b)	1,257,000	741,620
Tronox, Inc.
4.625% 3/15/29 (b)	1,156,000	960,674
Vibrantz Technologies, Inc.
9.000% 2/15/30 (b) (c)	1,507,000	1,154,739
		17,018,345
Coal — 0.5%
Coronado Finance Pty. Ltd.
10.750% 5/15/26 (b)	2,077,000	2,138,273
Commercial Services — 2.0%
Alta Equipment Group, Inc.
5.625% 4/15/26 (b)	2,194,000	2,038,938
Prime Security Services Borrower LLC/Prime Finance, Inc.
6.250% 1/15/28 (b)	2,865,000	2,683,936
PROG Holdings, Inc.
6.000% 11/15/29 (b)	2,527,000	2,225,068
Sabre Global, Inc.
7.375% 9/01/25 (b)	638,000	566,295
9.250% 4/15/25 (b)	446,000	415,940
		7,930,177
Computers — 0.5%
Presidio Holdings, Inc.
8.250% 2/01/28 (b)	1,048,000	997,839
Seagate HDD Cayman
9.625% 12/01/32 (b)	748,800	826,254
		1,824,093
Cosmetics & Personal Care — 0.6%
Coty, Inc.
6.500% 4/15/26 (b)	472,000	467,941

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International U.S. LLC
4.750% 1/15/29 (b)	$2,104,000	$1,939,888
		2,407,829
Distribution & Wholesale — 0.7%
American Builders & Contractors Supply Co., Inc.
3.875% 11/15/29 (b)	1,527,000	1,303,548
Resideo Funding, Inc.
4.000% 9/01/29 (b) (c)	1,549,000	1,285,051
Univar Solutions USA, Inc.
5.125% 12/01/27 (b)	177,000	180,950
		2,769,549
Diversified Financial Services — 5.6%
Coinbase Global, Inc.
3.375% 10/01/28 (b)	305,000	203,997
3.625% 10/01/31 (b)	373,000	220,381
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (b)	9,512,514	8,707,280
Jefferson Capital Holdings LLC
6.000% 8/15/26 (b)	2,664,000	2,165,345
Macquarie Airfinance Holdings Ltd.
8.375% 5/01/28 (b)	1,977,000	2,004,560
Midcap Financial Issuer Trust
5.625% 1/15/30 (b)	723,000	574,079
6.500% 5/01/28 (b)	1,492,000	1,327,880
OneMain Finance Corp.
4.000% 9/15/30	1,207,000	929,390
5.375% 11/15/29	1,195,000	1,015,926
PRA Group, Inc.
5.000% 10/01/29 (b) (c)	4,020,000	3,042,939
7.375% 9/01/25 (b)	1,582,000	1,503,865
8.375% 2/01/28 (b)	445,000	403,281
		22,098,923
Electric — 3.1%
PG&E Corp.
5.000% 7/01/28 (c)	3,121,000	2,863,845
5.250% 7/01/30	583,000	522,539
Pike Corp.
5.500% 9/01/28 (b)	2,213,000	1,985,756
Talen Energy Supply LLC
8.625% 6/01/30 (b)	2,894,000	2,995,290
Vistra Operations Co. LLC
3.550% 7/15/24 (b)	2,027,000	1,957,690
5.125% 5/13/25 (b)	2,000,000	1,949,912
		12,275,032
Electronics — 0.6%
Atkore, Inc.
4.250% 6/01/31 (b)	2,549,000	2,204,885
Engineering & Construction — 1.5%
Arcosa, Inc.
4.375% 4/15/29 (b)	2,166,000	1,940,741

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Dycom Industries, Inc.
4.500% 4/15/29 (b) (c)	$629,000	$571,258
Global Infrastructure Solutions, Inc.
5.625% 6/01/29 (b)	488,000	397,616
7.500% 4/15/32 (b)	1,457,000	1,238,453
MasTec, Inc.
4.500% 8/15/28 (b)	938,000	865,420
Railworks Holdings LP/Railworks Rally, Inc.
8.250% 11/15/28 (b)	879,000	817,068
		5,830,556
Entertainment — 0.5%
Caesars Entertainment, Inc.
7.000% 2/15/30 (b)	419,000	420,777
Live Nation Entertainment, Inc.
4.750% 10/15/27 (b)	930,000	867,225
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.875% 5/01/29 (b)	987,000	871,568
		2,159,570
Environmental Controls — 0.2%
Enviri Corp.
5.750% 7/31/27 (b)	734,000	638,837
Food — 1.0%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
6.500% 2/15/28 (b)	1,532,000	1,534,543
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.
3.625% 1/15/32 (b)	2,474,000	2,007,502
3.750% 12/01/31 (b)	400,000	328,016
		3,870,061
Gas — 0.3%
AmeriGas Partners LP/AmeriGas Finance Corp.
9.375% 6/01/28 (b)	1,254,000	1,273,587
Hand & Machine Tools — 0.9%
Regal Rexnord Corp.
6.400% 4/15/33 (b)	3,540,000	3,537,016
Health Care – Products — 0.5%
Garden Spinco Corp.
8.625% 7/20/30 (b)	1,861,000	2,000,111
Health Care – Services — 5.5%
Centene Corp.
4.625% 12/15/29	4,327,000	3,982,730
Charles River Laboratories International, Inc.
3.750% 3/15/29 (b)	50,000	44,002
4.250% 5/01/28 (b)	2,190,000	2,005,107
CHS/Community Health Systems, Inc.
4.750% 2/15/31 (b)	1,356,000	1,024,843
5.625% 3/15/27 (b)	556,000	489,968
6.000% 1/15/29 (b)	1,492,000	1,255,145
6.125% 4/01/30 (b)	1,361,000	810,775
6.875% 4/15/29 (b)	472,000	294,773

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
HCA, Inc.
3.500% 9/01/30	$5,131,000	$4,497,576
Legacy LifePoint Health LLC
6.750% 4/15/25 (b)	857,000	795,999
Molina Healthcare, Inc.
4.375% 6/15/28 (b)	1,253,000	1,155,079
Radiology Partners, Inc.
9.250% 2/01/28 (b)	3,443,000	1,253,896
RP Escrow Issuer LLC
5.250% 12/15/25 (b)	1,155,000	852,043
Tenet Healthcare Corp.
4.375% 1/15/30	1,178,000	1,063,022
6.125% 6/15/30	2,081,000	2,051,242
		21,576,200
Home Builders — 1.2%
Ashton Woods USA LLC/Ashton Woods Finance Co.
4.625% 8/01/29 (b)	1,339,000	1,141,136
Mattamy Group Corp.
4.625% 3/01/30 (b) (c)	4,245,000	3,669,779
5.250% 12/15/27 (b)	25,000	23,297
		4,834,212
Insurance — 0.7%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
6.750% 4/15/28 (b)	696,000	690,250
Highlands Holdings Bond Issuer Ltd./Highlands Holdings Bond Co.-Issuer, Inc.
7.625% 10/15/25 (b)	2,333,066	2,151,139
		2,841,389
Internet — 1.1%
Getty Images, Inc.
9.750% 3/01/27 (b)	3,859,000	3,810,997
Uber Technologies, Inc.
4.500% 8/15/29 (b)	770,000	708,706
		4,519,703
Investment Companies — 0.5%
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
4.750% 9/15/24	1,179,000	1,126,494
6.250% 5/15/26	937,000	852,778
		1,979,272
Leisure Time — 2.8%
Carnival Corp.
7.625% 3/01/26 (b) (c)	651,000	637,589
5.750% 3/01/27 (b)	1,023,000	941,764
6.000% 5/01/29 (b)	1,597,000	1,425,856
Life Time, Inc.
8.000% 4/15/26 (b)	848,000	837,299
NCL Corp. Ltd.
5.875% 3/15/26 (b)	781,000	730,675
5.875% 2/15/27 (b)	224,000	218,043
8.375% 2/01/28 (b)	668,000	698,023

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NCL Finance Ltd.
6.125% 3/15/28 (b)	$620,000	$558,012
Royal Caribbean Cruises Ltd.
4.250% 7/01/26 (b)	1,609,000	1,476,982
5.500% 8/31/26 (b)	601,000	569,815
5.375% 7/15/27 (b)	451,000	421,709
5.500% 4/01/28 (b)	174,000	162,262
Viking Cruises Ltd.
7.000% 2/15/29 (b)	2,608,000	2,425,440
		11,103,469
Lodging — 1.7%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc
4.875% 7/01/31 (b)	1,266,000	1,062,093
Sugarhouse HSP Gaming Prop Mezz LP/Sugarhouse HSP Gaming Finance Corp.
5.875% 5/15/25 (b)	1,046,000	1,009,390
Travel & Leisure Co.
4.500% 12/01/29 (b)	1,000,000	850,826
4.625% 3/01/30 (b)	800,000	677,000
6.000% STEP 4/01/27	419,000	406,723
6.625% 7/31/26 (b)	1,839,000	1,825,022
Wyndham Hotels & Resorts, Inc.
4.375% 8/15/28 (b)	968,000	883,978
		6,715,032
Machinery – Diversified — 0.2%
Chart Industries, Inc.
7.500% 1/01/30 (b)	756,000	771,313
Media — 6.1%
Altice Financing SA
5.000% 1/15/28 (b)	1,105,000	883,076
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (b)	512,000	414,192
4.250% 1/15/34 (b)	3,376,000	2,551,472
4.500% 5/01/32	853,000	681,084
5.000% 2/01/28 (b)	939,000	855,513
5.375% 6/01/29 (b)	1,205,000	1,089,434
CSC Holdings LLC
4.625% 12/01/30 (b)	1,843,000	820,019
5.750% 1/15/30 (b)	670,000	316,354
7.500% 4/01/28 (b)	800,000	455,978
Cumulus Media New Holdings, Inc.
6.750% 7/01/26 (b) (c)	1,114,000	765,717
DIRECTV Financing LLC/DIRECTV Financing Co-Obligor, Inc.
5.875% 8/15/27 (b)	2,669,000	2,417,140
DISH DBS Corp.
5.125% 6/01/29	380,000	176,452
5.250% 12/01/26 (b)	392,000	314,452
5.750% 12/01/28 (b)	504,000	374,867
7.375% 7/01/28	918,000	491,130
DISH Network Corp.
11.750% 11/15/27 (b)	818,000	798,295
Gray Escrow II, Inc.
5.375% 11/15/31 (b)	1,881,000	1,246,704

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
iHeartCommunications, Inc.
8.375% 5/01/27	$1,265,114	$842,793
LCPR Senior Secured Financing DAC
6.750% 10/15/27 (b)	2,216,000	2,076,951
Sirius XM Radio, Inc.
3.875% 9/01/31 (b)	3,368,000	2,604,449
Virgin Media Secured Finance PLC
4.500% 8/15/30 (b)	250,000	209,580
5.500% 5/15/29 (b)	4,137,000	3,742,137
		24,127,789
Mining — 1.8%
Arconic Corp.
6.125% 2/15/28 (b)	1,627,000	1,647,181
Constellium SE
3.750% 4/15/29 (b)	600,000	510,454
First Quantum Minerals Ltd.
6.875% 3/01/26 (b) (c)	1,420,000	1,397,853
7.500% 4/01/25 (b)	2,297,000	2,294,142
8.625% 6/01/31 (b)	805,000	825,028
Novelis Corp.
3.250% 11/15/26 (b)	304,000	275,171
3.875% 8/15/31 (b)	313,000	257,478
		7,207,307
Miscellaneous - Manufacturing — 0.6%
Amsted Industries, Inc.
5.625% 7/01/27 (b)	2,435,000	2,355,106
Oil & Gas — 10.5%
Apache Corp.
4.750% 4/15/43 (c)	816,000	599,760
5.100% 9/01/40	607,000	493,188
5.350% 7/01/49 (c)	910,000	707,525
Chesapeake Energy Corp.
5.875% 2/01/29 (b) (c)	1,359,000	1,290,874
Comstock Resources, Inc.
5.875% 1/15/30 (b)	733,000	636,369
6.750% 3/01/29 (b)	1,512,000	1,383,399
CVR Energy, Inc.
5.250% 2/15/25 (b)	1,944,000	1,874,288
5.750% 2/15/28 (b)	1,222,000	1,075,360
Hilcorp Energy I LP/Hilcorp Finance Co.
5.750% 2/01/29 (b)	513,000	464,515
6.000% 4/15/30 (b)	443,000	403,384
6.000% 2/01/31 (b)	1,792,000	1,597,348
6.250% 11/01/28 (b)	2,052,000	1,931,557
Murphy Oil Corp.
6.375% 7/15/28 (c)	1,190,000	1,172,892
Nabors Industries Ltd.
7.250% 1/15/26 (b)	2,399,000	2,239,514
7.500% 1/15/28 (b)	909,000	795,430
Nabors Industries, Inc.
5.750% 2/01/25	387,000	374,508
7.375% 5/15/27 (b)	2,040,000	1,941,121
Neptune Energy Bondco PLC
6.625% 5/15/25 (b)	6,763,000	6,751,029

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Occidental Petroleum Corp.
6.125% 1/01/31	$1,607,000	$1,631,748
6.200% 3/15/40	1,570,000	1,547,376
6.375% 9/01/28	2,015,000	2,048,362
6.450% 9/15/36	1,040,000	1,067,352
6.600% 3/15/46	801,000	824,670
7.500% 5/01/31	707,000	771,931
Parkland Corp.
4.625% 5/01/30 (b)	795,000	689,309
5.875% 7/15/27 (b)	2,479,000	2,391,760
Range Resources Corp.
8.250% 1/15/29	846,000	880,855
Southwestern Energy Co.
4.750% 2/01/32	380,000	334,908
5.375% 3/15/30	366,000	341,552
Sunoco LP/Sunoco Finance Corp.
5.875% 3/15/28	245,000	235,598
6.000% 4/15/27	753,000	741,889
Transocean Poseidon Ltd.
6.875% 2/01/27 (b)	159,250	157,060
Transocean, Inc.
7.250% 11/01/25 (b)	1,205,000	1,156,800
7.500% 1/15/26 (b)	931,000	884,450
		41,437,681
Oil & Gas Services — 0.7%
Weatherford International Ltd.
8.625% 4/30/30 (b)	2,835,000	2,878,211
Packaging & Containers — 1.8%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (b)	389,000	308,086
Clydesdale Acquisition Holdings, Inc.
8.750% 4/15/30 (b)	1,744,000	1,539,470
Graham Packaging Co., Inc.
7.125% 8/15/28 (b)	787,000	671,901
Mauser Packaging Solutions Holding Co.
7.875% 8/15/26 (b)	2,895,000	2,876,207
9.250% 4/15/27 (b)	1,077,000	994,073
Trident TPI Holdings, Inc.
12.750% 12/31/28 (b)	527,000	546,499
		6,936,236
Pharmaceuticals — 2.5%
1375209 BC Ltd.
9.000% 1/30/28 (b)	816,000	818,040
AdaptHealth LLC
4.625% 8/01/29 (b)	1,000,000	798,170
5.125% 3/01/30 (b)	2,000,000	1,620,000
Bausch Health Cos., Inc.
4.875% 6/01/28 (b)	1,347,000	801,734
9.000% 12/15/25 (b)	870,000	758,701
11.000% 9/30/28 (b)	741,000	526,332
14.000% 10/15/30 (b)	286,000	170,170
Jazz Securities DAC
4.375% 1/15/29 (b)	1,247,000	1,112,561

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Organon & Co./Organon Foreign Debt Co.-Issuer BV
4.125% 4/30/28 (b)	$1,343,000	$1,191,954
5.125% 4/30/31 (b)	1,230,000	1,014,780
Perrigo Finance Unlimited Co.
4.650% STEP 6/15/30	1,262,000	1,116,748
		9,929,190
Pipelines — 6.3%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.375% 6/15/29 (b)	1,051,000	976,569
CQP Holdco LP/BIP-V Chinook Holdco LLC
5.500% 6/15/31 (b)	2,124,000	1,894,422
Energy Transfer LP 5 yr. CMT + 5.306%
7.125% VRN (d)	700,000	593,545
EnLink Midstream LLC
5.375% 6/01/29	786,000	748,831
5.625% 1/15/28 (b)	449,000	434,490
EnLink Midstream Partners LP
4.150% 6/01/25	27,000	26,193
4.850% 7/15/26	277,000	267,305
5.050% 4/01/45	160,000	127,642
5.450% 6/01/47	706,000	580,336
5.600% 4/01/44	3,122,000	2,613,816
EQM Midstream Partners LP
4.500% 1/15/29 (b)	1,111,000	990,893
6.000% 7/01/25 (b)	339,000	335,257
6.500% 7/01/27 (b)	763,000	752,525
7.500% 6/01/27 (b)	832,000	839,962
7.500% 6/01/30 (b)	176,000	178,103
Genesis Energy LP/Genesis Energy Finance Corp.
6.250% 5/15/26 (c)	290,000	274,609
6.500% 10/01/25	2,411,000	2,374,339
8.000% 1/15/27	553,000	539,231
Harvest Midstream I LP
7.500% 9/01/28 (b)	1,911,000	1,894,643
ITT Holdings LLC
6.500% 8/01/29 (b)	4,327,000	3,645,411
NGL Energy Operating LLC/NGL Energy Finance Corp.
7.500% 2/01/26 (b)	2,530,000	2,491,725
Venture Global Calcasieu Pass LLC
3.875% 8/15/29 (b)	869,000	759,150
4.125% 8/15/31 (b)	994,000	854,806
Western Midstream Operating LP
5.450% 4/01/44	929,000	784,797
		24,978,600
Real Estate — 0.5%
Realogy Group LLC/Realogy Co.-Issuer Corp.
5.750% 1/15/29 (b)	2,591,000	1,938,619
Real Estate Investment Trusts (REITS) — 1.7%
Iron Mountain, Inc.
7.000% 2/15/29 (b)	915,000	916,539
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.750% 6/15/29 (b)	1,194,000	971,721
RLJ Lodging Trust LP
3.750% 7/01/26 (b)	1,238,000	1,135,865

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
4.000% 9/15/29 (b) (c)	$829,000	$694,276
Service Properties Trust
3.950% 1/15/28	359,000	281,158
4.375% 2/15/30	568,000	424,784
4.950% 2/15/27	284,000	242,811
5.500% 12/15/27	949,000	834,374
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC
4.750% 4/15/28 (b)	1,162,000	964,345
6.500% 2/15/29 (b)	560,000	396,300
		6,862,173
Retail — 3.3%
Asbury Automotive Group, Inc.
4.625% 11/15/29 (b)	993,000	881,410
Bath & Body Works, Inc.
6.750% 7/01/36	658,000	592,017
6.875% 11/01/35	1,478,000	1,352,353
Brinker International, Inc.
8.250% 7/15/30 (b)	989,000	974,491
Macy's Retail Holdings LLC
5.875% 4/01/29 (b) (c)	261,000	238,163
5.875% 3/15/30 (b) (c)	875,000	779,721
6.125% 3/15/32 (b)	553,000	483,803
Nordstrom, Inc.
5.000% 1/15/44	2,262,000	1,570,936
Sonic Automotive, Inc.
4.625% 11/15/29 (b)	1,085,000	908,626
4.875% 11/15/31 (b) (c)	1,260,000	1,033,938
Staples, Inc.
7.500% 4/15/26 (b)	1,049,000	866,383
10.750% 4/15/27 (b)	686,000	398,495
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.000% 6/01/31 (b)	1,271,000	1,064,017
Superior Plus LP/Superior General Partner, Inc.
4.500% 3/15/29 (b)	2,169,000	1,901,389
		13,045,742
Software — 1.3%
AthenaHealth Group, Inc.
6.500% 2/15/30 (b) (c)	1,906,000	1,604,166
Boxer Parent Co., Inc.
9.125% 3/01/26 (b)	158,000	157,210
Consensus Cloud Solutions, Inc.
6.000% 10/15/26 (b) (c)	1,761,000	1,598,106
6.500% 10/15/28 (b) (c)	267,000	228,285
Veritas U.S., Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (b)	2,028,000	1,645,551
		5,233,318
Telecommunications — 6.2%
Altice France Holding SA
10.500% 5/15/27 (b)	494,000	299,132
Altice France SA
5.125% 7/15/29 (b)	2,356,000	1,672,462
C&W Senior Financing DAC
6.875% 9/15/27 (b)	1,105,000	964,112

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Connect Finco SARL/Connect U.S. Finco LLC
6.750% 10/01/26 (b)	$4,032,000	$3,916,348
Frontier Communications Holdings LLC
5.000% 5/01/28 (b)	3,081,000	2,658,318
6.000% 1/15/30 (b) (c)	2,191,000	1,611,659
6.750% 5/01/29 (b) (c)	902,000	699,776
GoTo Group, Inc.
5.500% 9/01/27 (b)	760,000	418,094
Hughes Satellite Systems Corp.
6.625% 8/01/26	2,280,000	2,131,800
Intelsat Jackson Holdings SA
6.500% 3/15/30 (b)	1,079,000	982,275
Sprint Capital Corp.
6.875% 11/15/28	3,131,000	3,318,839
8.750% 3/15/32	4,688,000	5,665,950
		24,338,765
Transportation — 1.1%
Carriage Purchaser, Inc.
7.875% 10/15/29 (b)	1,473,000	1,107,229
Seaspan Corp.
5.500% 8/01/29 (b)	3,997,000	3,131,330
		4,238,559

TOTAL CORPORATE DEBT (Cost $392,895,531)		359,471,392

TOTAL BONDS & NOTES (Cost $400,923,134)		367,089,279

TOTAL LONG-TERM INVESTMENTS (Cost $400,923,134)		367,089,279

SHORT-TERM INVESTMENTS — 11.4%
Commercial Paper — 5.7%
Avangrid, Inc.
5.441% 7/20/23 (b)	2,000,000	1,994,067
Bayer Corp.
6.176% 9/14/23 (b)	4,000,000	3,954,341
Fidelity National Information Services, Inc.
5.545% 7/06/23 (b)	4,000,000	3,996,527
5.606% 7/12/23 (b)	1,500,000	1,497,375
Spire, Inc.
5.562% 7/06/23	3,000,000	2,997,395
TELUS Corp.
5.822% 10/26/23 (b)	3,000,000	2,943,734
VF Corp.
5.276% 7/05/23	5,000,000	4,996,344
		22,379,783

	Number of Shares
Investment of Cash Collateral from Securities Loaned — 5.2%
State Street Navigator Securities Lending Government Money Market Portfolio (e)	20,460,977	20,460,977

MassMutual High Yield Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (f)	$2,035,706	$2,035,706

TOTAL SHORT-TERM INVESTMENTS (Cost $44,876,589)		44,876,466

TOTAL INVESTMENTS — 104.2% (Cost $445,799,723) (g)		411,965,745

Other Assets/(Liabilities) — (4.2)%		(16,773,892)

NET ASSETS — 100.0%		$395,191,853

Abbreviation Legend

STEP	Step Up Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2023 where the rate will be determined at time of settlement.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $297,802,275 or 75.36% of net assets.
(c)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $20,121,915 or 5.09% of net assets. The Fund received $81,944 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(d)	Security is perpetual and has no stated maturity date.
(e)	Represents investment of security lending cash collateral. (Note 2).
(f)	Maturity value of $2,035,964. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,076,505.
(g)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Balanced Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 65.2%
COMMON STOCK — 65.2%
Basic Materials — 1.3%
Chemicals — 0.8%
Air Products & Chemicals, Inc.	512	$153,359
Albemarle Corp.	60	13,385
Dow, Inc.	4,485	238,871
DuPont de Nemours, Inc.	1,776	126,878
Ecolab, Inc.	486	90,731
International Flavors & Fragrances, Inc.	83	6,606
LyondellBasell Industries NV Class A	1,558	143,071
PPG Industries, Inc.	586	86,904
Sherwin-Williams Co.	397	105,412
		965,217
Iron & Steel — 0.4%
Nucor Corp.	3,053	500,631
Mining — 0.1%
Newmont Corp.	1,457	62,156
		1,528,004
Communications — 4.2%
Advertising — 0.1%
Omnicom Group, Inc.	1,310	124,646
Internet — 1.5%
Booking Holdings, Inc. (a)	308	831,702
CDW Corp.	356	65,326
DoorDash, Inc., Class A (a)	141	10,775
eBay, Inc.	2,500	111,725
Netflix, Inc. (a)	760	334,773
Palo Alto Networks, Inc. (a)	765	195,465
VeriSign, Inc. (a)	790	178,516
		1,728,282
Media — 0.3%
Fox Corp. Class A	5,871	199,614
Sirius XM Holdings, Inc.	1,318	5,971
Walt Disney Co. (a)	2,336	208,558
		414,143
Telecommunications — 2.3%
Arista Networks, Inc. (a)	447	72,441
Cisco Systems, Inc.	23,321	1,206,628
Corning, Inc.	1,920	67,277

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Motorola Solutions, Inc.	855	$250,754
Verizon Communications, Inc.	28,910	1,075,163
		2,672,263
		4,939,334
Consumer, Cyclical — 6.5%
Apparel — 0.2%
NIKE, Inc. Class B	2,726	300,868
Auto Manufacturers — 0.4%
Cummins, Inc.	652	159,844
Ford Motor Co.	18,345	277,560
		437,404
Auto Parts & Equipment — 0.1%
Aptiv PLC (a)	588	60,029
Distribution & Wholesale — 0.3%
Copart, Inc. (a)	1,667	152,047
W.W. Grainger, Inc.	246	193,993
		346,040
Home Builders — 0.2%
D.R. Horton, Inc.	2,165	263,459
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	870	126,629
Las Vegas Sands Corp. (a)	1,126	65,308
Marriott International, Inc. Class A	802	147,319
		339,256
Retail — 5.0%
AutoZone, Inc. (a)	202	503,659
Best Buy Co., Inc.	1,376	112,763
Chipotle Mexican Grill, Inc. (a)	54	115,506
Dollar General Corp.	505	85,739
Dollar Tree, Inc. (a)	407	58,405
Genuine Parts Co.	686	116,092
Home Depot, Inc.	4,295	1,334,199
Lowe's Cos., Inc.	4,723	1,065,981
Lululemon Athletica, Inc. (a)	296	112,036
O'Reilly Automotive, Inc. (a)	597	570,314
Ross Stores, Inc.	1,672	187,481
Target Corp.	1,139	150,234
TJX Cos., Inc.	7,961	675,013
Ulta Beauty, Inc. (a)	574	270,122
Walgreens Boots Alliance, Inc.	976	27,806
Yum! Brands, Inc.	2,993	414,680
		5,800,030
		7,547,086

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Non-cyclical — 15.2%
Beverages — 1.8%
Brown-Forman Corp. Class B	329	$21,971
Coca-Cola Co.	10,422	627,613
Constellation Brands, Inc. Class A	541	133,156
Keurig Dr Pepper, Inc.	2,199	68,763
Monster Beverage Corp. (a)	1,969	113,099
PepsiCo, Inc.	5,863	1,085,945
		2,050,547
Biotechnology — 1.7%
Amgen, Inc.	1,607	356,786
Biogen, Inc. (a)	414	117,928
BioMarin Pharmaceutical, Inc. (a)	179	15,516
BioNTech SE ADR (a)	687	74,148
Gilead Sciences, Inc.	8,584	661,569
Illumina, Inc. (a)	82	15,374
Incyte Corp. (a)	548	34,113
Moderna, Inc. (a)	223	27,094
Regeneron Pharmaceuticals, Inc. (a)	416	298,913
Vertex Pharmaceuticals, Inc. (a)	1,132	398,362
		1,999,803
Commercial Services — 0.8%
Automatic Data Processing, Inc.	760	167,040
Block, Inc. (a)	240	15,977
Cintas Corp.	230	114,328
CoStar Group, Inc. (a)	542	48,238
Global Payments, Inc.	1,273	125,416
Moody's Corp.	263	91,450
PayPal Holdings, Inc. (a)	2,267	151,277
S&P Global, Inc.	305	122,272
Verisk Analytics, Inc.	424	95,837
		931,835
Cosmetics & Personal Care — 1.5%
Colgate-Palmolive Co.	3,052	235,126
Estee Lauder Cos., Inc. Class A	315	61,860
Procter & Gamble Co.	9,603	1,457,159
		1,754,145
Food — 1.6%
Campbell Soup Co.	1,604	73,319
General Mills, Inc.	8,113	622,267
Hershey Co.	1,827	456,202
Kellogg Co.	1,159	78,116
Kroger Co.	4,632	217,704
McCormick & Co., Inc.	260	22,680
Mondelez International, Inc. Class A	5,305	386,947
Sysco Corp.	537	39,845
		1,897,080
Health Care – Products — 2.0%
Abbott Laboratories	5,024	547,717

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Align Technology, Inc. (a)	135	$47,741
Baxter International, Inc.	506	23,053
Boston Scientific Corp. (a)	5,698	308,205
Danaher Corp.	782	187,680
Edwards Lifesciences Corp. (a)	696	65,654
IDEXX Laboratories, Inc. (a)	154	77,343
Intuitive Surgical, Inc. (a)	493	168,576
Medtronic PLC	3,117	274,608
ResMed, Inc.	137	29,935
Steris PLC	93	20,923
Thermo Fisher Scientific, Inc.	768	400,704
Waters Corp. (a)	91	24,255
West Pharmaceutical Services, Inc.	100	38,247
Zimmer Biomet Holdings, Inc.	959	139,630
		2,354,271
Health Care – Services — 1.7%
Centene Corp. (a)	1,200	80,940
Elevance Health, Inc.	674	299,452
Humana, Inc.	539	241,003
IQVIA Holdings, Inc. (a)	204	45,853
Laboratory Corp. of America Holdings	239	57,678
Quest Diagnostics, Inc.	384	53,975
UnitedHealth Group, Inc.	2,475	1,189,584
		1,968,485
Household Products & Wares — 0.3%
Church & Dwight Co., Inc.	610	61,140
Clorox Co.	420	66,797
Kimberly-Clark Corp.	1,329	183,482
		311,419
Pharmaceuticals — 3.8%
AmerisourceBergen Corp.	529	101,796
Becton Dickinson & Co.	644	170,022
Bristol-Myers Squibb Co.	10,738	686,695
Cardinal Health, Inc.	1,102	104,216
Cigna Group	1,118	313,711
CVS Health Corp.	2,663	184,093
Dexcom, Inc. (a)	473	60,785
Eli Lilly & Co.	1,876	879,807
McKesson Corp.	432	184,598
Merck & Co., Inc.	11,496	1,326,523
Pfizer, Inc.	6,793	249,167
Zoetis, Inc.	999	172,038
		4,433,451
		17,701,036
Energy — 2.5%
Energy – Alternate Sources — 0.1%
Enphase Energy, Inc. (a)	141	23,614
Oil & Gas — 1.3%
Marathon Petroleum Corp.	7,363	858,526

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Valero Energy Corp.	5,663	$664,270
		1,522,796
Oil & Gas Services — 0.3%
Baker Hughes Co.	3,600	113,796
Halliburton Co.	3,437	113,387
Schlumberger NV	2,738	134,490
		361,673
Pipelines — 0.8%
Cheniere Energy, Inc.	2,761	420,666
Kinder Morgan, Inc.	13,719	236,241
ONEOK, Inc.	1,767	109,059
Williams Cos., Inc.	5,739	187,264
		953,230
		2,861,313
Financial — 7.5%
Banks — 0.5%
Fifth Third Bancorp	1,667	43,692
Northern Trust Corp.	487	36,106
Regions Financial Corp.	2,704	48,185
State Street Corp.	1,359	99,452
The Bank of New York Mellon Corp.	6,238	277,716
Truist Financial Corp.	4,130	125,345
		630,496
Diversified Financial Services — 2.7%
American Express Co.	2,520	438,984
Ameriprise Financial, Inc.	408	135,521
BlackRock, Inc.	299	206,651
Charles Schwab Corp.	1,089	61,724
CME Group, Inc.	753	139,523
Discover Financial Services	3,248	379,529
Intercontinental Exchange, Inc.	1,088	123,031
Nasdaq, Inc.	834	41,575
T. Rowe Price Group, Inc.	729	81,663
Visa, Inc. Class A	6,494	1,542,195
		3,150,396
Insurance — 2.8%
Aflac, Inc.	2,429	169,544
American International Group, Inc.	2,496	143,620
Aon PLC Class A	821	283,409
Arch Capital Group Ltd. (a)	4,023	301,122
Arthur J Gallagher & Co.	703	154,358
Chubb Ltd.	2,322	447,124
Hartford Financial Services Group, Inc.	2,109	151,890
Marsh & McLennan Cos., Inc.	1,926	362,242
MetLife, Inc.	3,304	186,775
Principal Financial Group, Inc.	1,174	89,036
Progressive Corp.	3,389	448,602
Prudential Financial, Inc.	1,239	109,305

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
The Allstate Corp.	523	$57,028
Travelers Cos., Inc.	1,647	286,018
Willis Towers Watson PLC	561	132,115
		3,322,188
Private Equity — 0.1%
Blackstone, Inc.	884	82,186
KKR & Co., Inc.	257	14,392
		96,578
Real Estate — 0.1%
CBRE Group, Inc. Class A (a)	1,053	84,988
Real Estate Investment Trusts (REITS) — 1.3%
Alexandria Real Estate Equities, Inc.	281	31,891
American Tower Corp.	618	119,855
AvalonBay Communities, Inc.	364	68,894
Crown Castle, Inc.	647	73,719
Digital Realty Trust, Inc.	491	55,910
Equinix, Inc.	242	189,714
Equity Residential	789	52,050
Extra Space Storage, Inc.	176	26,198
Prologis, Inc.	1,341	164,447
Public Storage	580	169,290
Realty Income Corp.	1,896	113,362
SBA Communications Corp.	131	30,361
Simon Property Group, Inc.	669	77,256
Ventas, Inc.	875	41,361
VICI Properties, Inc.	3,195	100,419
Welltower, Inc.	1,188	96,097
Weyerhaeuser Co.	2,537	85,015
		1,495,839
		8,780,485
Industrial — 4.6%
Building Materials — 0.5%
Carrier Global Corp.	2,427	120,646
Johnson Controls International PLC	2,113	143,980
Martin Marietta Materials, Inc.	127	58,635
Trane Technologies PLC	832	159,128
Vulcan Materials Co.	301	67,858
		550,247
Electrical Components & Equipment — 0.1%
AMETEK, Inc.	889	143,911
Electronics — 0.8%
Agilent Technologies, Inc.	562	67,581
Amphenol Corp. Class A	2,366	200,992
Garmin Ltd.	649	67,684
Honeywell International, Inc.	1,078	223,685
Keysight Technologies, Inc. (a)	554	92,767
Mettler-Toledo International, Inc. (a)	88	115,424

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TE Connectivity Ltd.	1,387	$194,402
		962,535
Environmental Controls — 0.4%
Republic Services, Inc.	841	128,816
Waste Connections, Inc.	1,251	178,805
Waste Management, Inc.	1,352	234,464
		542,085
Machinery – Diversified — 0.6%
Deere & Co.	1,076	435,985
Otis Worldwide Corp.	1,637	145,709
Rockwell Automation, Inc.	252	83,021
		664,715
Miscellaneous - Manufacturing — 0.6%
Eaton Corp. PLC	1,302	261,832
Illinois Tool Works, Inc.	1,597	399,506
		661,338
Packaging & Containers — 0.1%
Amcor PLC	5,289	52,784
Ball Corp.	331	19,268
		72,052
Transportation — 1.5%
CSX Corp.	10,169	346,763
Expeditors International of Washington, Inc.	1,824	220,941
FedEx Corp.	867	214,929
Norfolk Southern Corp.	766	173,698
Union Pacific Corp.	1,934	395,735
United Parcel Service, Inc. Class B	2,347	420,700
		1,772,766
		5,369,649
Technology — 21.3%
Computers — 7.0%
Accenture PLC Class A	2,136	659,127
Apple, Inc.	33,131	6,426,420
Cognizant Technology Solutions Corp. Class A	2,354	153,669
Fortinet, Inc. (a)	2,575	194,644
Hewlett Packard Enterprise Co.	7,996	134,333
HP, Inc.	3,565	109,481
International Business Machines Corp.	3,750	501,788
NetApp, Inc.	603	46,069
		8,225,531
Office & Business Equipment — 0.0%
Zebra Technologies Corp. Class A (a)	72	21,300
Semiconductors — 5.9%
Advanced Micro Devices, Inc. (a)	1,340	152,639

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Applied Materials, Inc.	4,262	$616,030
Broadcom, Inc.	1,917	1,662,863
Intel Corp.	5,748	192,213
KLA Corp.	688	333,694
Lam Research Corp.	600	385,716
Marvell Technology, Inc.	1,060	63,367
Micron Technology, Inc.	2,702	170,523
NVIDIA Corp.	5,355	2,265,272
ON Semiconductor Corp. (a)	1,360	128,629
Texas Instruments, Inc.	4,838	870,937
		6,841,883
Software — 8.4%
Adobe, Inc. (a)	1,320	645,467
ANSYS, Inc. (a)	304	100,402
Autodesk, Inc. (a)	490	100,259
Cadence Design Systems, Inc. (a)	1,142	267,822
Electronic Arts, Inc.	1,331	172,631
Fidelity National Information Services, Inc.	929	50,816
Fiserv, Inc. (a)	3,099	390,939
HubSpot, Inc. (a)	55	29,265
Intuit, Inc.	698	319,817
Microsoft Corp.	15,438	5,257,256
MSCI, Inc.	204	95,735
Oracle Corp.	8,620	1,026,556
Paychex, Inc.	514	57,501
Salesforce, Inc. (a)	2,425	512,305
ServiceNow, Inc. (a)	507	284,919
Snowflake, Inc. Class A (a)	167	29,389
Splunk, Inc. (a)	175	18,566
Synopsys, Inc. (a)	440	191,580
Veeva Systems, Inc. Class A (a)	114	22,541
VMware, Inc. Class A (a)	1,006	144,552
Workday, Inc. Class A (a)	446	100,747
Zoom Video Communications, Inc. Class A (a)	391	26,541
		9,845,606
		24,934,320
Utilities — 2.1%
Electric — 2.1%
Ameren Corp.	866	70,726
American Electric Power Co., Inc.	1,510	127,142
Avangrid, Inc.	68	2,562
CMS Energy Corp.	608	35,720
Consolidated Edison, Inc.	3,440	310,976
Dominion Energy, Inc.	767	39,723
DTE Energy Co.	599	65,902
Duke Energy Corp.	2,723	244,362
Edison International	1,305	90,632
Entergy Corp.	628	61,148
Eversource Energy	1,386	98,295
Exelon Corp.	3,905	159,090
FirstEnergy Corp.	2,027	78,810
NextEra Energy, Inc.	2,425	179,935
Public Service Enterprise Group, Inc.	8,426	527,552
Sempra Energy	384	55,907

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WEC Energy Group, Inc.	1,206	$106,418
Xcel Energy, Inc.	2,570	159,777
		2,414,677
Water — 0.0%
American Water Works Co., Inc.	291	41,540
		2,456,217

TOTAL COMMON STOCK (Cost $68,770,411)		76,117,444

TOTAL EQUITIES (Cost $68,770,411)		76,117,444

	Principal Amount
BONDS & NOTES — 36.8%
CORPORATE DEBT — 10.9%
Agriculture — 0.1%
Archer-Daniels-Midland Co.
2.700% 9/15/51	$49,000	33,041
Bunge Ltd. Finance Corp.
1.630% 8/17/25	13,000	11,961
3.250% 8/15/26	47,000	44,212
Cargill, Inc.
3.125% 5/25/51 (b)	74,000	53,580
		142,794
Airlines — 0.1%
American Airlines 2021-1 Class A Pass Through Trust
2.875% 1/11/36	67,150	56,075
Delta Air Lines, Inc./SkyMiles IP Ltd.
4.500% 10/20/25 (b)	69,162	67,654
		123,729
Auto Manufacturers — 0.1%
General Motors Financial Co., Inc.
5.800% 6/23/28	72,000	71,725
PACCAR Financial Corp.
4.600% 1/10/28	91,000	91,308
		163,033
Banks — 2.9%
Australia & New Zealand Banking Group Ltd. 5 yr. CMT + 1.700%
2.570% VRN 11/25/35 (b)	225,000	170,913
Bank of America Corp.
5 yr. CMT + 1.200% 2.482% VRN 9/21/36	162,000	123,935
SOFR + 1.330% 2.972% VRN 2/04/33	66,000	55,019
SOFR + 1.580% 3.311% VRN 4/22/42	65,000	49,527
4.183% 11/25/27	41,000	38,949
3 mo. USD Term SOFR + 2.076% 4.244% VRN 4/24/38	23,000	20,197
3 mo. USD Term SOFR + 1.572% 4.271% VRN 7/23/29	18,000	17,078
4.750% 4/21/45	63,000	57,421

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOFR + 1.910% 5.288% VRN 4/25/34	$69,000	$68,359
5 yr. CMT + 3.231% 6.125% VRN 12/31/99 (c)	162,000	158,298
7.750% 5/14/38	20,000	23,737
Bank of New York Mellon Corp. 5 yr. CMT + 2.630%
3.750% VRN (c)	156,000	128,115
Bank of Nova Scotia
4.500% 12/16/25	36,000	34,749
Citigroup, Inc.
SOFR + .528% 1.281% VRN 11/03/25	55,000	51,523
4.450% 9/29/27	27,000	25,780
SOFR + 2.086% 4.910% VRN 5/24/33	71,000	68,704
5.500% 9/13/25	54,000	53,688
5.875% 1/30/42	18,000	18,871
6.000% 10/31/33	16,000	16,441
6.625% 6/15/32	14,000	14,813
8.125% 7/15/39	14,000	17,913
Cooperatieve Rabobank UA 1 yr. CMT + .550%
1.106% VRN 2/24/27 (b)	250,000	220,959
Goldman Sachs Group, Inc.
SOFR + .798% 1.431% VRN 3/09/27	227,000	202,826
SOFR + 1.090% 1.992% VRN 1/27/32	135,000	106,275
4.250% 10/21/25	32,000	30,838
5.950% 1/15/27	72,000	72,993
6.750% 10/01/37	32,000	34,417
JP Morgan Chase & Co.
3 mo. USD Term SOFR + 1.422% 3.702% VRN 5/06/30	320,000	293,257
SOFR + 1.845% 5.350% VRN 6/01/34	53,000	53,422
5.600% 7/15/41	41,000	42,639
Mizuho Financial Group, Inc.
2.564% 9/13/31	200,000	157,341
Morgan Stanley
SOFR + 1.360% 2.484% VRN 9/16/36	203,000	154,024
SOFR + 1.485% 3.217% VRN 4/22/42	44,000	33,365
3 mo. USD Term SOFR + 1.890% 4.431% VRN 1/23/30	79,000	75,163
SOFR + 1.890% 5.250% VRN 4/21/34	73,000	72,084
National Australia Bank Ltd.
6.429% 1/12/33 (b)	80,000	81,030
PNC Financial Services Group, Inc.
SOFR + 1.850% 4.626% VRN 6/06/33	108,000	99,347
SOFR + 1.933% 5.068% VRN 1/24/34	54,000	51,784
SOFR + 1.841% 5.582% VRN 6/12/29	85,000	84,600
State Street Corp. SOFR + 1.890%
5.159% VRN 5/18/34	74,000	73,557
Truist Financial Corp. SOFR + 2.361%
5.867% VRN 6/08/34	43,000	43,018
U.S. Bancorp
SOFR + 1.600% 4.839% VRN 2/01/34	79,000	73,788
SOFR + 2.020% 5.775% VRN 6/12/29	66,000	65,980
Wells Fargo & Co. SOFR + 2.020%
5.389% VRN 4/24/34	67,000	66,572
		3,403,309
Biotechnology — 0.5%
Amgen, Inc.
2.200% 2/21/27	347,000	315,261
5.250% 3/02/33	54,000	54,069
5.650% 3/02/53	77,000	77,978

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CSL Finance PLC
4.250% 4/27/32 (b)	$65,000	$61,538
4.750% 4/27/52 (b)	27,000	25,142
		533,988
Commercial Services — 0.3%
Element Fleet Management Corp.
1.600% 4/06/24 (b)	21,000	20,250
Moody's Corp.
4.250% 2/01/29	209,000	201,145
PayPal Holdings, Inc.
3.250% 6/01/50	27,000	19,575
Triton Container International Ltd.
3.150% 6/15/31 (b)	100,000	76,939
		317,909
Computers — 0.2%
Apple, Inc.
1.650% 5/11/30	46,000	38,727
2.650% 5/11/50	27,000	18,795
3.000% 6/20/27	177,000	167,605
		225,127
Diversified Financial Services — 0.4%
Air Lease Corp.
2.200% 1/15/27	64,000	56,751
Ally Financial, Inc.
2.200% 11/02/28	59,000	47,089
Brookfield Finance, Inc.
3.900% 1/25/28	99,000	91,659
Charles Schwab Corp. 10 yr. CMT + 3.079%
4.000% VRN (c)	93,000	67,867
LSEGA Financing PLC
1.375% 4/06/26 (b)	218,000	194,362
		457,728
Electric — 0.1%
Nevada Power Co.
6.650% 4/01/36	20,000	21,571
Xcel Energy, Inc.
6.500% 7/01/36	99,000	105,509
		127,080
Entertainment — 0.1%
Magallanes, Inc. Co.
5.391% 3/15/62	37,000	30,154
Warnermedia Holdings, Inc.
5.141% 3/15/52	49,000	39,898
		70,052
Environmental Controls — 0.0%
Republic Services, Inc.
5.000% 4/01/34	28,000	27,937

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Food — 0.3%
Conagra Brands, Inc.
4.850% 11/01/28	$170,000	$165,779
General Mills, Inc.
3.000% 2/01/51	112,000	79,093
4.950% 3/29/33	48,000	47,571
Ingredion, Inc.
3.200% 10/01/26	25,000	23,341
Mars, Inc.
3.950% 4/01/49 (b)	67,000	56,471
		372,255
Health Care – Services — 0.6%
HCA, Inc.
5.000% 3/15/24	328,000	325,893
Kaiser Foundation Hospitals
2.810% 6/01/41	110,000	80,804
3.002% 6/01/51	80,000	56,004
Mayo Clinic
3.196% 11/15/61	106,000	71,772
Providence St Joseph Health Obligated Group
2.700% 10/01/51	93,000	55,700
UnitedHealth Group, Inc.
3.125% 5/15/60	36,000	25,087
5.050% 4/15/53	20,000	19,879
5.875% 2/15/53	25,000	27,768
		662,907
Insurance — 0.5%
American International Group, Inc. 3 mo. USD LIBOR + 2.868%
5.750% VRN 4/01/48	104,000	101,066
Arch Capital Finance LLC
5.031% 12/15/46	27,000	24,029
Arch Capital Group Ltd.
3.635% 6/30/50	49,000	35,904
Athene Holding Ltd.
3.950% 5/25/51	16,000	10,709
Brighthouse Financial, Inc.
3.850% 12/22/51	68,000	42,915
GA Global Funding Trust
1.625% 1/15/26 (b)	37,000	32,824
Jackson Financial, Inc.
5.170% 6/08/27	78,000	74,280
Marsh & McLennan Cos., Inc.
5.450% 3/15/53	16,000	16,284
New York Life Global Funding
4.550% 1/28/33 (b)	47,000	45,274
New York Life Insurance Co.
3.750% 5/15/50 (b)	23,000	17,568
Prudential Financial, Inc.
5 yr. CMT + 3.035% 3.700% VRN 10/01/50	18,000	15,182
3 mo. USD LIBOR + 2.665% 5.700% VRN 9/15/48	99,000	95,564
Reinsurance Group of America, Inc.
3.150% 6/15/30	49,000	41,993
3.900% 5/15/29	54,000	48,994

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USF&G Capital I
8.500% 12/15/45 (b)	$35,000	$38,515
		641,101
Internet — 0.1%
Alphabet, Inc.
2.250% 8/15/60	32,000	19,465
Prosus NV
3.832% 2/08/51 (b)	233,000	143,150
		162,615
Investment Companies — 0.1%
Blackstone Secured Lending Fund
2.750% 9/16/26	158,000	138,085
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.500% 6/01/41	119,000	80,492
3.850% 4/01/61	80,000	48,386
6.484% 10/23/45	32,000	30,084
Comcast Corp.
2.937% 11/01/56	43,000	28,003
3.400% 7/15/46	41,000	31,115
3.969% 11/01/47	23,000	19,049
Discovery Communications LLC
3.950% 3/20/28	56,000	52,065
FactSet Research Systems, Inc.
3.450% 3/01/32	67,000	56,993
Time Warner Cable LLC
6.750% 6/15/39	27,000	25,949
Walt Disney Co.
3.600% 1/13/51	58,000	46,152
		418,288
Oil & Gas — 0.1%
BP Capital Markets America, Inc.
3.379% 2/08/61	95,000	67,613
BP Capital Markets PLC 5 yr. CMT + 4.036%
4.375% VRN (c)	58,000	55,637
		123,250
Packaging & Containers — 0.3%
Berry Global, Inc.
1.570% 1/15/26	48,000	43,283
Sealed Air Corp.
1.573% 10/15/26 (b)	44,000	38,279
Silgan Holdings, Inc.
1.400% 4/01/26 (b)	49,000	43,289
WRKCo, Inc.
3.000% 6/15/33	27,000	21,957
4.650% 3/15/26	192,000	186,285
		333,093

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 0.4%
AbbVie, Inc.
4.700% 5/14/45	$67,000	$61,213
Becton Dickinson & Co.
4.685% 12/15/44	21,000	19,038
Bristol-Myers Squibb Co.
4.350% 11/15/47	27,000	24,413
Cigna Group
4.800% 7/15/46	27,000	24,770
CVS Health Corp.
5.875% 6/01/53	17,000	17,433
6.125% 9/15/39	8,000	8,301
Eli Lilly & Co.
4.950% 2/27/63	33,000	33,677
Merck & Co., Inc.
5.000% 5/17/53	81,000	82,056
Pfizer Investment Enterprises Pte. Ltd.
4.450% 5/19/28	93,000	91,409
4.750% 5/19/33	61,000	60,770
		423,080
Pipelines — 0.8%
Enterprise Products Operating LLC
3 mo. USD Term SOFR + 3.295% 5.250% VRN 8/16/77	41,000	35,853
3 mo. USD Term SOFR + 2.832% 5.375% VRN 2/15/78	27,000	22,336
Kinder Morgan, Inc.
3.250% 8/01/50	100,000	64,487
4.800% 2/01/33	77,000	72,621
MPLX LP
1.750% 3/01/26	365,000	331,319
4.500% 4/15/38	27,000	23,240
5.650% 3/01/53	7,000	6,540
ONEOK, Inc.
6.350% 1/15/31	200,000	205,988
Sabine Pass Liquefaction LLC
4.500% 5/15/30	100,000	95,056
Williams Cos., Inc.
3.500% 10/15/51	45,000	31,035
5.300% 8/15/52	40,000	36,880
		925,355
Real Estate — 0.1%
CBRE Services, Inc.
2.500% 4/01/31	121,000	97,323
Real Estate Investment Trusts (REITS) — 0.8%
Alexandria Real Estate Equities, Inc.
2.950% 3/15/34	78,000	61,521
5.150% 4/15/53	20,000	17,923
American Tower Corp.
1.600% 4/15/26	96,000	86,093
2.700% 4/15/31	119,000	98,678
Brixmor Operating Partnership LP
2.250% 4/01/28	24,000	20,161
Crown Castle International Corp.
2.500% 7/15/31	88,000	72,293
3.700% 6/15/26	243,000	230,823

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Crown Castle, Inc.
5.200% 2/15/49	$11,000	$10,203
Extra Space Storage LP
2.350% 3/15/32	65,000	50,795
Host Hotels & Resorts LP
3.500% 9/15/30	84,000	71,157
Kimco Realty OP LLC
2.250% 12/01/31	58,000	45,137
Kite Realty Group LP
4.000% 10/01/26	110,000	98,606
Prologis LP
4.875% 6/15/28	75,000	74,320
Realty Income Corp.
4.850% 3/15/30	30,000	29,001
		966,711
Retail — 0.8%
Advance Auto Parts, Inc.
1.750% 10/01/27	13,000	10,817
3.900% 4/15/30	323,000	275,205
AutoZone, Inc.
1.650% 1/15/31	41,000	31,994
Dollar General Corp.
4.250% 9/20/24	83,000	81,400
Home Depot, Inc.
2.375% 3/15/51	48,000	29,739
2.700% 4/15/30	97,000	86,179
Lowe's Cos., Inc.
3.000% 10/15/50	90,000	58,989
McDonald's Corp.
3.300% 7/01/25	182,000	175,449
Starbucks Corp.
4.450% 8/15/49	86,000	75,938
Target Corp.
4.800% 1/15/53	39,000	37,332
Walmart, Inc.
4.500% 4/15/53	67,000	65,343
		928,385
Semiconductors — 0.3%
Microchip Technology, Inc.
0.983% 9/01/24	49,000	46,284
Micron Technology, Inc.
2.703% 4/15/32	75,000	59,165
4.185% 2/15/27	200,000	191,621
Skyworks Solutions, Inc.
1.800% 6/01/26	36,000	32,155
		329,225
Software — 0.3%
Electronic Arts, Inc.
2.950% 2/15/51	42,000	28,412
Microsoft Corp.
2.921% 3/17/52	80,000	59,517
Oracle Corp.
3.600% 4/01/40	197,000	152,401

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5.550% 2/06/53	$15,000	$14,525
6.900% 11/09/52	53,000	59,485
Workday, Inc.
3.800% 4/01/32	50,000	45,014
		359,354
Telecommunications — 0.2%
T-Mobile USA, Inc.
5.050% 7/15/33	80,000	78,552
Verizon Communications, Inc.
3.700% 3/22/61	47,000	34,179
3.875% 2/08/29	180,000	168,820
		281,551
Transportation — 0.0%
CSX Corp.
4.750% 11/15/48	18,000	16,652

TOTAL CORPORATE DEBT (Cost $14,968,529)		12,771,916

NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 3.7%
Automobile Asset-Backed Securities — 0.5%
Avis Budget Rental Car Funding AESOP LLC, Series 2021-2A, Class A
1.660% 2/20/28 (b)	150,000	130,422
Enterprise Fleet Financing LLC, Series 2021-3, Class A3
1.220% 8/20/27 (b)	234,000	213,383
Hyundai Auto Receivables Trust, Series 2021-C, Class A4
1.030% 12/15/27	140,000	127,509
Toyota Auto Receivables Owner Trust, Series 2021-D, Class A4
1.020% 3/15/27	70,000	63,472
		534,786
Commercial Mortgage-Backed Securities — 1.1%
Bank
Series 2019-BN17, Class B, 4.128% VRN 4/15/52 (d)	29,000	23,933
Series 2019-BN16, Class AS, 4.267% 2/15/52	31,333	28,356
Series 2019-BN16, Class B, 4.438% VRN 2/15/52 (d)	24,330	20,503
BBCMS Mortgage Trust, Series 2020-C7, Class AS
2.444% 4/15/53	57,000	42,483
Benchmark Mortgage Trust
Series 2019-B14, Class AS, 3.352% 12/15/62	150,000	123,699
Series 2019-B9, Class AAB, 3.933% 3/15/52	274,000	259,873
BX Commercial Mortgage Trust
Series 2021-VOLT , Class C, 1 mo. USD LIBOR + .700% 5.893% FRN 9/15/36 (b)	115,000	110,834
Series 2021-VOLT , Class C, 1 mo. USD LIBOR + 1.100% 6.293% FRN 9/15/36 (b)	100,000	95,003
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class C,
4.315% VRN 10/12/50 (d)	70,000	56,793
Commercial Mortgage Pass-Through Certificates, Series 2014-LC17, Class C,
4.694% VRN 10/10/47 (d)	100,000	88,609
GS Mortgage Securities Trust
Series 2020-GC45, Class A5, 2.911% 2/13/53	140,000	119,825
Series 2017-GS6, Class B, 3.869% 5/10/50	79,000	61,620

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Life Mortgage Trust
Series 2021-BMR , Class A, 1 mo. USD Term SOFR + .814% 5.962% FRN 3/15/38 (b)	$98,297	$95,781
Series 2021-BMR , Class B, 1 mo. USD Term SOFR + .994% 6.142% FRN 3/15/38 (b)	98,297	95,351
Morgan Stanley Capital I Trust, Series 2018-H3, Class B,
4.620% VRN 7/15/51 (d)	20,000	17,194
Wells Fargo Commercial Mortgage Trust
Series 2018-C45, Class AS, 4.405% VRN 6/15/51 (d)	30,000	26,913
Series 2018-C45, Class B, 4.556% 6/16/51	10,000	8,474
		1,275,244
Other Asset-Backed Securities — 0.4%
AMSR Trust, Series 2021-SFR3, Class B
1.726% 10/17/38 (b)	130,000	112,569
Dllmt LLC, Series 2021-1A, Class A4
1.240% 6/20/29 (b)	150,000	138,091
MVW LLC, Series 2021-2A, Class A
1.430% 5/20/39 (b)	183,006	161,357
Progress Residential Trust, Series 2021-SFR10, Class A
2.393% 12/17/40 (b)	99,524	84,608
		496,625
Whole Loan Collateral Collateralized Mortgage Obligations — 1.7%
Angel Oak Mortgage Trust
Series 2021-8, Class A1, 1.820% VRN 11/25/66 (b) (d)	225,996	189,355
Series 2022-1, Class A1, 2.881% STEP 12/25/66 (b)	235,865	207,048
Bayview MSR Opportunity Master Fund Trust
Series 2021-5, Class A2, 2.500% VRN 11/25/51 (b) (d)	130,203	104,137
Series 2021-5, Class A1, 3.000% VRN 11/25/51 (b) (d)	106,780	89,399
Ellington Financial Mortgage Trust, Series 2022-3, Class A1,
5.000% STEP 8/25/67 (b)	209,574	205,677
Flagstar Mortgage Trust, Series 2021-11IN, Class A6,
2.500% VRN 11/25/51 (b) (d)	223,954	190,617
Imperial Fund Mortgage Trust, Series 2021-NQM3, Class A1,
1.595% VRN 11/25/56 (b) (d)	144,770	118,207
JP Morgan Mortgage Trust
Series 2021-LTV2, Class A1, 2.520% VRN 5/25/52 (b) (d)	239,418	193,880
Series 2022-8, Class A4A, 4.000% VRN 1/25/53 (b) (d)	149,464	137,985
Onslow Bay Financial LLC, Series 2022-NQM1, Class A1,
2.305% VRN 11/25/61 (b) (d)	220,620	184,881
Starwood Mortgage Residential Trust
Series 2021-6, Class A1, 1.920% VRN 11/25/66 (b) (d)	242,863	200,998
Series 2022-1, Class A1, 2.447% VRN 12/25/66 (b) (d)	264,603	224,022
		2,046,206

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $5,030,261)		4,352,861

U.S. Government Agency Obligations and Instrumentalities (e) — 8.9%
Pass-Through Securities — 8.9%
Federal Home Loan Mortgage Corp.
Pool #RA6233 2.000% 11/01/51	500,826	408,753
Pool #SD8212 2.500% 5/01/52	749,622	635,604
Pool #SD8174 3.000% 10/01/51	412,670	364,099
Pool #RA7484 4.000% 6/01/52	448,258	420,991

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pool #SD1351 4.500% 7/01/52	$401,678	$386,134
Pool #SD1628 5.000% 9/01/52	409,933	402,690
Federal National Mortgage Association
Pool #CB1787 2.000% 10/01/51	487,453	397,839
Pool #CB1782 2.000% 10/01/51	739,120	603,239
Pool #MA4562 2.000% 3/01/52	937,279	764,676
Pool #MA4361 2.500% 6/01/36	287,864	262,594
Pool #CB2074 2.500% 11/01/51	382,278	324,522
Pool #FS2635 2.500% 5/01/52	460,517	392,667
Pool #BO7245 3.000% 1/01/50	279,849	248,332
Pool #FS2600 3.000% 5/01/52	482,892	427,037
Pool #BU8819 3.500% 5/01/52	473,218	431,988
Pool #CB3859 4.000% 6/01/52	237,357	222,919
Pool #CB4404 5.000% 8/01/52	406,038	398,483
Uniform Mortgage-Backed Security TBA
2.000% 7/18/38 (f)	1,500,000	1,329,176
2.500% 7/13/53 (f)	485,000	411,018
3.000% 7/13/53 (f)	400,000	351,937
3.500% 7/13/53 (f)	500,000	455,430
4.000% 7/13/53 (f)	250,000	234,551
4.500% 7/13/53 (f)	511,000	491,039
		10,365,718

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS AND INSTRUMENTALITIES (Cost $11,047,125)		10,365,718

U.S. TREASURY OBLIGATIONS — 13.3%
U.S. Treasury Bonds & Notes — 13.3%
U.S. Treasury Bonds
2.250% 8/15/49	873,900	634,619
3.625% 2/15/53	934,600	895,689
3.875% 5/15/43	1,598,200	1,560,470
U.S. Treasury Notes
0.375% 4/30/25	1,243,600	1,144,153
2.750% 4/30/27	1,700,000	1,605,335
2.875% 4/30/29	1,050,000	984,293
3.375% 5/15/33	1,422,200	1,372,011
3.500% 1/31/30	548,000	531,615
3.500% 4/30/30	607,000	589,180
3.500% 2/15/33	450,000	438,008
3.625% 5/31/28	1,696,500	1,659,044
3.750% 5/31/30	1,394,400	1,374,532
4.125% 6/15/26	1,026,400	1,016,049
4.250% 5/31/25	1,745,600	1,723,495
		15,528,493

TOTAL U.S. TREASURY OBLIGATIONS (Cost $16,082,809)		15,528,493

TOTAL BONDS & NOTES (Cost $47,128,724)		43,018,988

TOTAL LONG-TERM INVESTMENTS (Cost $115,899,135)		119,136,432

MassMutual Balanced Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.8%

Repurchase Agreement — 0.7%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (g)	$849,938	$849,938
U.S. Treasury Bill — 0.1%
U.S. Treasury Bills
4.852% 4/18/24 (h) (i)	97,000	92,974

TOTAL SHORT-TERM INVESTMENTS (Cost $943,338)		942,912

TOTAL INVESTMENTS — 102.8% (Cost $116,842,473) (j)		120,079,344

Other Assets/(Liabilities) — (2.8)%		(3,232,862)

NET ASSETS — 100.0%		$116,846,482

Abbreviation Legend

ADR	American Depositary Receipt
FRN	Floating Rate Note
STEP	Step Up Bond
TBA	To Be Announced
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $4,671,342 or 4.00% of net assets.
(c)	Security is perpetual and has no stated maturity date.
(d)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2023.
(e)	May contain securities that are issued by a U.S. Government Agency, but are unsecured and are not guaranteed by a U.S. Government Agency.
(f)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(g)	Maturity value of $850,046. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $866,974.
(h)	The rate shown represents yield-to-maturity.
(i)	All or a portion of this security is pledged/held as collateral for open derivatives.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/ Net Unrealized Appreciation (Depreciation)
Long
U.S. Treasury Note 2 Year	9/29/23	3	$610,200	$(169)

Short
U.S. Treasury Note 10 Year	9/20/23	13	(1,487,100)	27,647
U.S. Treasury Ultra 10 Year	9/20/23	11	(1,317,738)	14,925
U.S. Treasury Note 5 Year	9/29/23	7	(764,462)	14,806
				$57,378

MassMutual Disciplined Value Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.5%

COMMON STOCK — 99.5%
Basic Materials — 3.1%
Chemicals — 1.8%
Albemarle Corp.	2,060	$459,566
Ecolab, Inc.	774	144,498
LyondellBasell Industries NV Class A	2,230	204,781
Mosaic Co.	2,731	95,585
PPG Industries, Inc.	1,756	260,415
Westlake Corp.	1,162	138,824
		1,303,669
Iron & Steel — 1.3%
Nucor Corp.	2,315	379,614
Reliance Steel & Aluminum Co.	887	240,900
Steel Dynamics, Inc.	3,068	334,197
		954,711
		2,258,380
Communications — 6.8%
Advertising — 1.0%
Omnicom Group, Inc.	8,100	770,715
Internet — 0.8%
F5, Inc. (a)	909	132,950
IAC, Inc. (a)	6,441	404,495
Okta, Inc. (a)	1,021	70,806
		608,251
Media — 2.6%
Comcast Corp. Class A	18,292	760,033
Fox Corp. Class A	12,678	431,052
Walt Disney Co. (a)	7,593	677,903
		1,868,988
Telecommunications — 2.4%
Cisco Systems, Inc.	29,049	1,502,995
Frontier Communications Parent, Inc. (a)	12,283	228,955
		1,731,950
		4,979,904

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Consumer, Cyclical — 9.0%
Apparel — 0.1%
Capri Holdings Ltd. (a)	2,440	$87,571
Auto Manufacturers — 2.2%
Cummins, Inc.	302	74,038
Ford Motor Co.	12,631	191,107
General Motors Co.	9,265	357,259
PACCAR, Inc.	9,354	782,462
Rivian Automotive, Inc. Class A (a)	9,993	166,483
		1,571,349
Auto Parts & Equipment — 0.5%
BorgWarner, Inc.	7,257	354,940
Distribution & Wholesale — 0.8%
Core & Main, Inc. Class A (a)	9,091	284,912
WESCO International, Inc.	1,816	325,173
		610,085
Leisure Time — 0.4%
Brunswick Corp.	1,905	165,049
Polaris, Inc.	946	114,400
		279,449
Retail — 5.0%
Advance Auto Parts, Inc.	1,669	117,331
AutoNation, Inc. (a)	1,687	277,697
GameStop Corp. Class A (a)	2,845	68,991
Genuine Parts Co.	680	115,077
Lithia Motors, Inc.	321	97,619
Macy's, Inc.	5,161	82,834
McDonald's Corp.	4,027	1,201,697
Penske Automotive Group, Inc.	639	106,477
Walmart, Inc.	9,879	1,552,781
		3,620,504
		6,523,898
Consumer, Non-cyclical — 26.5%
Agriculture — 2.1%
Altria Group, Inc.	20,944	948,763
Philip Morris International, Inc.	6,079	593,432
		1,542,195
Beverages — 1.3%
PepsiCo, Inc.	4,962	919,062
Biotechnology — 1.6%
Amgen, Inc.	1,939	430,497
Exelixis, Inc. (a)	3,743	71,529
Royalty Pharma PLC Class A	11,092	340,968

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
United Therapeutics Corp. (a)	1,496	$330,242
		1,173,236
Commercial Services — 2.0%
Global Payments, Inc.	3,876	381,864
H&R Block, Inc.	2,408	76,743
United Rentals, Inc.	1,854	825,716
WEX, Inc. (a)	1,133	206,285
		1,490,608
Cosmetics & Personal Care — 2.3%
Colgate-Palmolive Co.	2,746	211,552
Procter & Gamble Co.	9,684	1,469,450
		1,681,002
Food — 2.8%
Campbell Soup Co.	4,352	198,930
General Mills, Inc.	6,517	499,854
Kellogg Co.	8,979	605,184
Mondelez International, Inc. Class A	10,034	731,880
		2,035,848
Health Care – Products — 2.9%
Danaher Corp.	5,122	1,229,280
Globus Medical, Inc. Class A (a)	2,817	167,724
Hologic, Inc. (a)	4,492	363,717
The Cooper Cos., Inc.	864	331,284
		2,092,005
Health Care – Services — 2.7%
Centene Corp. (a)	1,781	120,128
Elevance Health, Inc.	1,778	789,948
Ginkgo Bioworks Holdings, Inc. (a)	57,116	106,236
Quest Diagnostics, Inc.	507	71,264
UnitedHealth Group, Inc.	1,805	867,555
		1,955,131
Household Products & Wares — 0.5%
Kimberly-Clark Corp.	2,859	394,713
Pharmaceuticals — 8.3%
Bristol-Myers Squibb Co.	18,314	1,171,180
Cardinal Health, Inc.	914	86,437
Henry Schein, Inc. (a)	5,200	421,720
Jazz Pharmaceuticals PLC (a)	4,126	511,500
Johnson & Johnson	11,610	1,921,687
McKesson Corp.	1,699	726,000
Merck & Co., Inc.	1,380	159,238
Pfizer, Inc.	24,174	886,703
Premier, Inc. Class A	4,930	136,364
		6,020,829
		19,304,629

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 7.3%
Oil & Gas — 6.4%
Chevron Corp.	8,392	$1,320,481
ConocoPhillips	10,292	1,066,354
Devon Energy Corp.	2,085	100,789
Exxon Mobil Corp.	12,989	1,393,070
HF Sinclair Corp.	3,517	156,893
Marathon Petroleum Corp.	2,705	315,403
Valero Energy Corp.	2,669	313,074
		4,666,064
Oil & Gas Services — 0.4%
Schlumberger NV	5,426	266,525
Pipelines — 0.5%
ONEOK, Inc.	5,854	361,309
		5,293,898
Financial — 23.9%
Banks — 7.4%
Citigroup, Inc.	4,950	227,898
Cullen/Frost Bankers, Inc.	3,297	354,526
East West Bancorp, Inc.	10,396	548,805
First Citizens BancShares, Inc. Class A	121	155,298
JP Morgan Chase & Co.	15,061	2,190,472
M&T Bank Corp.	2,319	286,999
State Street Corp.	7,723	565,169
The Bank of New York Mellon Corp.	19,252	857,099
Webster Financial Corp.	5,227	197,319
		5,383,585
Diversified Financial Services — 3.9%
Affiliated Managers Group, Inc.	2,694	403,804
Capital One Financial Corp.	1,679	183,632
CME Group, Inc.	2,465	456,740
Coinbase Global, Inc. Class A (a)	1,125	80,494
Interactive Brokers Group, Inc. Class A	3,075	255,440
Intercontinental Exchange, Inc.	751	84,923
Nasdaq, Inc.	10,480	522,428
Raymond James Financial, Inc.	777	80,629
Synchrony Financial	7,319	248,261
Virtu Financial, Inc. Class A	11,254	192,331
Voya Financial, Inc.	1,195	85,693
Western Union Co.	21,356	250,506
		2,844,881
Insurance — 8.0%
Aflac, Inc.	12,318	859,796
Arthur J Gallagher & Co.	4,113	903,092
Berkshire Hathaway, Inc. Class B (a)	8,931	3,045,471
Brown & Brown, Inc.	10,454	719,653
Primerica, Inc.	1,302	257,484
		5,785,496

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Real Estate — 0.2%
CBRE Group, Inc. Class A (a)	2,083	$168,119
Real Estate Investment Trusts (REITS) — 4.4%
AGNC Investment Corp. (b)	10,354	104,886
Healthcare Realty Trust, Inc.	31,066	585,905
Highwoods Properties, Inc.	7,885	188,530
Kimco Realty Corp.	14,600	287,912
Life Storage, Inc.	775	103,044
National Storage Affiliates Trust	7,464	259,971
Omega Healthcare Investors, Inc.	2,484	76,234
Realty Income Corp.	11,122	664,984
SBA Communications Corp.	3,485	807,684
WP Carey, Inc.	1,616	109,177
		3,188,327
		17,370,408
Industrial — 12.3%
Aerospace & Defense — 2.6%
General Dynamics Corp.	2,601	559,605
Raytheon Technologies Corp.	11,236	1,100,679
TransDigm Group, Inc.	243	217,283
		1,877,567
Building Materials — 0.1%
Trane Technologies PLC	464	88,745
Electrical Components & Equipment — 0.2%
AMETEK, Inc.	1,025	165,927
Electronics — 2.5%
Arrow Electronics, Inc. (a)	4,216	603,858
Honeywell International, Inc.	965	200,237
Hubbell, Inc.	428	141,908
National Instruments Corp.	1,337	76,744
nVent Electric PLC	13,292	686,798
Trimble, Inc. (a)	1,392	73,692
		1,783,237
Engineering & Construction — 0.4%
TopBuild Corp. (a)	1,108	294,750
Hand & Machine Tools — 0.4%
Regal Rexnord Corp.	1,818	279,790
Machinery – Construction & Mining — 0.3%
Caterpillar, Inc.	889	218,738
Machinery – Diversified — 1.8%
Dover Corp.	4,436	654,976
Ingersoll Rand, Inc.	5,855	382,683
The Middleby Corp. (a)	1,933	285,755
		1,323,414

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Metal Fabricate & Hardware — 0.3%
Timken Co.	2,388	$218,574
Miscellaneous - Manufacturing — 2.4%
3M Co.	8,960	896,807
Carlisle Cos., Inc.	1,929	494,846
Eaton Corp. PLC	1,763	354,539
		1,746,192
Packaging & Containers — 1.3%
Sonoco Products Co.	6,100	360,022
WestRock Co.	20,043	582,650
		942,672
		8,939,606
Technology — 8.2%
Computers — 1.4%
Genpact Ltd.	2,259	84,871
International Business Machines Corp.	2,722	364,231
Leidos Holdings, Inc.	932	82,463
NCR Corp. (a)	8,991	226,573
Science Applications International Corp.	2,329	261,966
		1,020,104
Office & Business Equipment — 0.3%
Zebra Technologies Corp. Class A (a)	607	179,569
Semiconductors — 2.7%
Analog Devices, Inc.	5,621	1,095,027
Microchip Technology, Inc.	8,850	792,872
Texas Instruments, Inc.	406	73,088
		1,960,987
Software — 3.8%
Activision Blizzard, Inc. (a)	4,306	362,996
ANSYS, Inc. (a)	734	242,418
Bill Holdings, Inc. (a)	1,228	143,492
Concentrix Corp.	1,456	117,572
Oracle Corp.	7,346	874,835
Salesforce, Inc. (a)	3,004	634,625
Tyler Technologies, Inc. (a)	230	95,788
Unity Software, Inc. (a)	1,842	79,979
Zoom Video Communications, Inc. Class A (a)	3,477	236,019
		2,787,724
		5,948,384
Utilities — 2.4%
Electric — 1.6%
NRG Energy, Inc.	20,298	758,942
Vistra Corp.	14,644	384,405
		1,143,347

MassMutual Disciplined Value Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Gas — 0.8%
National Fuel Gas Co.	12,069	$619,864
		1,763,211

TOTAL COMMON STOCK (Cost $68,947,217)		72,382,318

TOTAL EQUITIES (Cost $68,947,217)		72,382,318

TOTAL LONG-TERM INVESTMENTS (Cost $68,947,217)		72,382,318

	Principal Amount
SHORT-TERM INVESTMENTS — 0.8%
Repurchase Agreement — 0.8%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$603,736	$603,736

TOTAL SHORT-TERM INVESTMENTS (Cost $603,736)		603,736

TOTAL INVESTMENTS — 100.3% (Cost $69,550,953) (d)		72,986,054

Other Assets/(Liabilities) — (0.3)%		(227,465)

NET ASSETS — 100.0%		$72,758,589

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $104,038 or 0.14% of net assets. The Fund received $107,207 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $603,812. Collateralized by U.S. Government Agency obligations with a rate of 2.375%, maturity date of 5/15/29, and an aggregate market value, including accrued interest, of $615,829.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Main Street Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.0%

COMMON STOCK — 99.0%
Basic Materials — 1.5%
Chemicals — 1.5%
DuPont de Nemours, Inc.	5,896	$421,210
Valvoline, Inc.	18,261	684,970
		1,106,180
Communications — 13.3%
Advertising — 1.0%
The Interpublic Group of Cos., Inc.	19,290	744,208
Internet — 11.5%
Airbnb, Inc. Class A (a)	7,343	941,079
Alphabet, Inc. Class A (a)	15,963	1,910,771
Amazon.com, Inc. (a)	10,464	1,364,087
Meta Platforms, Inc. Class A (a)	8,209	2,355,819
Netflix, Inc. (a)	2,975	1,310,458
Uber Technologies, Inc. (a)	15,110	652,298
		8,534,512
Telecommunications — 0.8%
Motorola Solutions, Inc.	406	119,072
T-Mobile US, Inc. (a)	3,433	476,844
		595,916
		9,874,636
Consumer, Cyclical — 2.7%
Auto Parts & Equipment — 0.8%
Mobileye Global, Inc. Class A (a) (b)	16,263	624,825
Retail — 1.9%
O'Reilly Automotive, Inc. (a)	310	296,143
Starbucks Corp.	10,850	1,074,801
		1,370,944
		1,995,769
Consumer, Non-cyclical — 21.4%
Agriculture — 0.7%
British American Tobacco PLC Sponsored ADR	15,311	508,325

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Beverages — 5.1%
Coca-Cola Co.	14,559	$876,743
Constellation Brands, Inc. Class A	6,033	1,484,902
PepsiCo, Inc.	7,799	1,444,531
		3,806,176
Biotechnology — 1.5%
Gilead Sciences, Inc.	14,485	1,116,359
Commercial Services — 1.4%
Equifax, Inc.	4,263	1,003,084
Cosmetics & Personal Care — 1.4%
Coty, Inc. Class A (a)	25,638	315,091
Kenvue, Inc. (a)	26,391	697,250
		1,012,341
Health Care – Products — 2.4%
Boston Scientific Corp. (a)	9,300	503,037
Zimmer Biomet Holdings, Inc.	8,675	1,263,080
		1,766,117
Health Care – Services — 3.7%
HCA Healthcare, Inc.	3,798	1,152,617
Tenet Healthcare Corp. (a)	10,881	885,496
UnitedHealth Group, Inc.	1,530	735,379
		2,773,492
Pharmaceuticals — 5.2%
AstraZeneca PLC Sponsored ADR	13,951	998,473
Eli Lilly & Co.	3,170	1,486,667
Merck & Co., Inc.	11,924	1,375,910
		3,861,050
		15,846,944
Energy — 4.0%
Oil & Gas — 3.2%
Exxon Mobil Corp.	22,298	2,391,461
Pipelines — 0.8%
Cheniere Energy, Inc.	749	114,117
Magellan Midstream Partners LP (c)	7,668	477,870
		591,987
		2,983,448
Financial — 18.2%
Banks — 3.6%
Columbia Banking System, Inc.	16,221	328,962
JP Morgan Chase & Co.	15,995	2,326,313
		2,655,275

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Diversified Financial Services — 9.1%
American Express Co.	8,217	$1,431,401
Capital One Financial Corp.	6,607	722,608
Charles Schwab Corp.	24,424	1,384,352
Intercontinental Exchange, Inc.	10,541	1,191,976
Mastercard, Inc. Class A	3,463	1,361,998
Rocket Cos., Inc. Class A (a)	32,929	295,044
Visa, Inc. Class A	1,414	335,797
		6,723,176
Insurance — 2.5%
Arthur J Gallagher & Co.	2,996	657,832
Equitable Holdings, Inc.	44,757	1,215,600
		1,873,432
Real Estate Investment Trusts (REITS) — 3.0%
American Tower Corp.	2,156	418,135
Prologis, Inc.	14,812	1,816,395
		2,234,530
		13,486,413
Industrial — 9.2%
Aerospace & Defense — 2.1%
Boeing Co. (a)	3,697	780,658
Lockheed Martin Corp.	1,615	743,514
		1,524,172
Building Materials — 1.1%
Vulcan Materials Co.	3,689	831,648
Electronics — 1.0%
Hubbell, Inc.	2,309	765,572
Machinery – Diversified — 2.7%
Deere & Co.	1,357	549,843
Otis Worldwide Corp.	16,552	1,473,294
		2,023,137
Transportation — 2.3%
United Parcel Service, Inc. Class B	9,249	1,657,883
		6,802,412
Technology — 26.6%
Computers — 7.2%
Amdocs Ltd.	7,422	733,665
Apple, Inc.	23,855	4,627,154
		5,360,819
Semiconductors — 6.9%
Advanced Micro Devices, Inc. (a)	12,996	1,480,374
Applied Materials, Inc.	7,557	1,092,289

MassMutual Main Street Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Monolithic Power Systems, Inc.	667	$360,333
NVIDIA Corp.	2,090	884,112
QUALCOMM, Inc.	4,538	540,204
Taiwan Semiconductor Manufacturing Co. Ltd. Sponsored ADR	7,178	724,404
		5,081,716
Software — 12.5%
Fiserv, Inc. (a)	7,561	953,820
Manhattan Associates, Inc. (a)	1,818	363,382
Microsoft Corp.	15,551	5,295,738
ServiceNow, Inc. (a)	1,958	1,100,337
Snowflake, Inc. Class A (a)	2,031	357,415
Synopsys, Inc. (a)	1,503	654,421
Tyler Technologies, Inc. (a)	1,362	567,232
		9,292,345
		19,734,880
Utilities — 2.1%
Electric — 2.1%
Dominion Energy, Inc.	16,464	852,670
FirstEnergy Corp.	17,101	664,887
		1,517,557

TOTAL COMMON STOCK (Cost $60,539,716)		73,348,239

TOTAL EQUITIES (Cost $60,539,716)		73,348,239

TOTAL LONG-TERM INVESTMENTS (Cost $60,539,716)		73,348,239
SHORT-TERM INVESTMENTS — 2.0%
Investment of Cash Collateral from Securities Loaned — 0.9%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	631,925	631,925

	Principal Amount
Repurchase Agreement — 1.1%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (e)	$808,908	808,908

TOTAL SHORT-TERM INVESTMENTS (Cost $1,440,833)		1,440,833

TOTAL INVESTMENTS — 101.0% (Cost $61,980,549) (f)		74,789,072

Other Assets/(Liabilities) — (1.0)%		(706,560)

NET ASSETS — 100.0%		$74,082,512

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $618,562 or 0.83% of net assets. (Note 2).
(c)	Security is a Master Limited Partnership.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	Maturity value of $809,010. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $825,143.
(f)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Disciplined Growth Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 98.8%

COMMON STOCK — 98.8%
Communications — 19.1%
Internet — 18.2%
Airbnb, Inc. Class A (a)	5,446	$697,958
Alphabet, Inc. Class A (a)	57,321	6,861,324
Alphabet, Inc. Class C (a)	41,615	5,034,166
Amazon.com, Inc. (a)	67,983	8,862,264
Booking Holdings, Inc. (a)	327	883,008
Coupang, Inc. (a)	13,453	234,082
Meta Platforms, Inc. Class A (a)	20,557	5,899,448
Netflix, Inc. (a)	2,657	1,170,382
Palo Alto Networks, Inc. (a)	3,145	803,579
Wayfair, Inc. Class A (a)	5,277	343,058
		30,789,269
Telecommunications — 0.9%
Arista Networks, Inc. (a)	9,153	1,483,335
		32,272,604
Consumer, Cyclical — 9.0%
Apparel — 0.6%
Crocs, Inc. (a)	3,094	347,889
Deckers Outdoor Corp. (a)	1,106	583,592
		931,481
Auto Manufacturers — 2.7%
Tesla, Inc. (a)	17,646	4,619,194
Distribution & Wholesale — 0.6%
W.W. Grainger, Inc.	1,368	1,078,791
Leisure Time — 0.2%
Brunswick Corp.	4,430	383,815
Lodging — 0.7%
Marriott International, Inc. Class A	6,317	1,160,370
Retail — 4.2%
AutoZone, Inc. (a)	414	1,032,251
Costco Wholesale Corp.	3,874	2,085,684
Home Depot, Inc.	3,547	1,101,840
Lululemon Athletica, Inc. (a)	4,525	1,712,713

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Ulta Beauty, Inc. (a)	2,316	$1,089,898
		7,022,386
		15,196,037
Consumer, Non-cyclical — 16.8%
Beverages — 1.0%
Coca-Cola Co.	8,597	517,712
PepsiCo, Inc.	6,333	1,172,998
		1,690,710
Biotechnology — 2.9%
Exelixis, Inc. (a)	23,771	454,264
Incyte Corp. (a)	21,306	1,326,299
Maravai LifeSciences Holdings, Inc. Class A (a)	20,800	258,544
Regeneron Pharmaceuticals, Inc. (a)	1,850	1,329,299
Vertex Pharmaceuticals, Inc. (a)	4,486	1,578,668
		4,947,074
Commercial Services — 3.8%
Automatic Data Processing, Inc.	817	179,569
Booz Allen Hamilton Holding Corp.	9,129	1,018,796
FleetCor Technologies, Inc. (a)	1,641	412,022
Grand Canyon Education, Inc. (a)	4,199	433,379
H&R Block, Inc.	5,116	163,047
Paylocity Holding Corp. (a)	3,474	641,057
PayPal Holdings, Inc. (a)	16,224	1,082,628
Rollins, Inc.	15,236	652,558
United Rentals, Inc.	3,917	1,744,514
		6,327,570
Cosmetics & Personal Care — 0.2%
Procter & Gamble Co.	2,075	314,860
Food — 0.7%
Hershey Co.	4,742	1,184,077
Health Care – Products — 0.8%
Natera, Inc. (a)	3,239	157,610
Thermo Fisher Scientific, Inc.	2,211	1,153,589
		1,311,199
Health Care – Services — 4.1%
Elevance Health, Inc.	1,372	609,566
Medpace Holdings, Inc. (a)	7,334	1,761,406
UnitedHealth Group, Inc.	9,467	4,550,219
		6,921,191
Pharmaceuticals — 3.3%
AbbVie, Inc.	1,237	166,661
AmerisourceBergen Corp.	9,882	1,901,593
Eli Lilly & Co.	2,935	1,376,456
Jazz Pharmaceuticals PLC (a)	11,222	1,391,192
Merck & Co., Inc.	5,062	584,104

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Neurocrine Biosciences, Inc. (a)	2,405	$226,792
		5,646,798
		28,343,479
Energy — 0.6%
Energy – Alternate Sources — 0.4%
Enphase Energy, Inc. (a)	4,426	741,267
Pipelines — 0.2%
Cheniere Energy, Inc.	1,964	299,235
		1,040,502
Financial — 7.4%
Diversified Financial Services — 4.9%
Apollo Global Management, Inc.	11,300	867,953
LPL Financial Holdings, Inc.	1,765	383,764
Mastercard, Inc. Class A	5,940	2,336,202
Visa, Inc. Class A	19,645	4,665,294
		8,253,213
Insurance — 1.9%
Arthur J Gallagher & Co.	4,351	955,349
Brighthouse Financial, Inc. (a)	19,930	943,685
Brown & Brown, Inc.	16,940	1,166,150
Kinsale Capital Group, Inc.	450	168,390
		3,233,574
Real Estate Investment Trusts (REITS) — 0.6%
Simon Property Group, Inc.	8,666	1,000,750
		12,487,537
Industrial — 3.9%
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	2,122	976,926
Building Materials — 0.3%
Trane Technologies PLC	2,624	501,866
Electronics — 0.4%
Hubbell, Inc.	2,198	728,769
Machinery – Diversified — 2.3%
Deere & Co.	5,612	2,273,926
Graco, Inc.	19,867	1,715,516
		3,989,442
Transportation — 0.3%
JB Hunt Transport Services, Inc.	2,679	484,980
		6,681,983

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Technology — 42.0%
Computers — 15.3%
Accenture PLC Class A	10,292	$3,175,906
Apple, Inc.	114,356	22,181,633
Fortinet, Inc. (a)	7,895	596,783
		25,954,322
Semiconductors — 8.8%
Broadcom, Inc.	4,054	3,516,561
KLA Corp.	2,300	1,115,546
Microchip Technology, Inc.	11,041	989,163
NVIDIA Corp.	21,838	9,237,911
		14,859,181
Software — 17.9%
Adobe, Inc. (a)	2,600	1,271,374
Alteryx, Inc. Class A (a)	4,578	207,841
Cadence Design Systems, Inc. (a)	3,114	730,295
Confluent, Inc. Class A (a)	4,612	162,850
Dynatrace, Inc. (a)	3,202	164,807
Fiserv, Inc. (a)	3,342	421,593
Gitlab, Inc. Class A (a)	3,297	168,510
HashiCorp, Inc. Class A (a)	12,403	324,710
Intuit, Inc.	3,690	1,690,721
Microsoft Corp.	58,800	20,023,752
Paychex, Inc.	17,283	1,933,449
Salesforce, Inc. (a)	8,860	1,871,764
Smartsheet, Inc. Class A (a)	5,115	195,700
Synopsys, Inc. (a)	1,799	783,303
UiPath, Inc. Class A (a)	17,797	294,896
		30,245,565
		71,059,068

TOTAL COMMON STOCK (Cost $145,831,637)		167,081,210

TOTAL EQUITIES (Cost $145,831,637)		167,081,210

MUTUAL FUNDS — 0.5%
Diversified Financial Services — 0.5%
iShares Russell 1000 Growth ETF	3,071	845,078

TOTAL MUTUAL FUNDS (Cost $840,677)		845,078

TOTAL LONG-TERM INVESTMENTS (Cost $146,672,314)		167,926,288

MassMutual Disciplined Growth Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.5%

Repurchase Agreement — 1.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (b)	$2,495,441	$2,495,441

TOTAL SHORT-TERM INVESTMENTS (Cost $2,495,441)		2,495,441

TOTAL INVESTMENTS — 100.8% (Cost $149,167,755) (c)		170,421,729

Other Assets/(Liabilities) — (0.8)%		(1,397,586)

NET ASSETS — 100.0%		$169,024,143

Abbreviation Legend

ETF Exchange Traded Fund

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Maturity value of $2,495,757. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,545,445.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Small Cap Opportunities Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.4%

COMMON STOCK — 99.4%
Basic Materials — 2.4%
Iron & Steel — 0.9%
Commercial Metals Co.	55,033	$2,898,038
Mining — 1.5%
Century Aluminum Co. (a)	209,878	1,830,136
Kaiser Aluminum Corp.	46,489	3,330,472
		5,160,608
		8,058,646
Communications — 2.4%
Internet — 1.6%
Ziff Davis, Inc. (a)	78,739	5,516,454
Telecommunications — 0.8%
DigitalBridge Group, Inc. (b)	185,816	2,733,354
		8,249,808
Consumer, Cyclical — 13.9%
Apparel — 1.2%
Capri Holdings Ltd. (a)	57,423	2,060,911
Steven Madden Ltd. (b)	65,433	2,139,005
		4,199,916
Auto Parts & Equipment — 3.8%
Allison Transmission Holdings, Inc.	83,478	4,713,168
Dorman Products, Inc. (a)	49,252	3,882,535
Visteon Corp. (a)	29,504	4,237,070
		12,832,773
Home Builders — 1.1%
KB Home	70,797	3,660,913
Home Furnishing — 0.6%
Tempur Sealy International, Inc.	54,577	2,186,900
Leisure Time — 0.6%
Topgolf Callaway Brands Corp. (a)	99,998	1,984,960
Lodging — 1.1%
Boyd Gaming Corp.	54,784	3,800,366

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Retail — 5.5%
AutoNation, Inc. (a)	49,407	$8,132,886
BJ's Wholesale Club Holdings, Inc. (a)	53,534	3,373,178
Murphy USA, Inc.	5,629	1,751,238
Papa John's International, Inc.	27,051	1,997,175
Texas Roadhouse, Inc.	31,771	3,567,248
		18,821,725
		47,487,553
Consumer, Non-cyclical — 22.6%
Beverages — 0.9%
Coca-Cola Consolidated, Inc.	4,947	3,146,391
Biotechnology — 3.9%
ADMA Biologics, Inc. (a)	562,603	2,076,005
Avid Bioservices, Inc. (a)	66,709	931,924
Bridgebio Pharma, Inc. (a)	71,629	1,232,019
Guardant Health, Inc. (a)	83,239	2,979,956
Intra-Cellular Therapies, Inc. (a)	54,140	3,428,145
IVERIC bio, Inc. (a)	64,411	2,533,929
		13,181,978
Commercial Services — 3.9%
ABM Industries, Inc.	51,609	2,201,124
ASGN, Inc. (a)	53,719	4,062,768
Korn Ferry	75,291	3,729,916
Marqeta, Inc. Class A (a)	682,248	3,322,548
		13,316,356
Health Care – Products — 4.6%
AtriCure, Inc. (a)	79,095	3,904,129
BioLife Solutions, Inc. (a)	95,407	2,108,495
Inspire Medical Systems, Inc. (a)	19,606	6,364,892
TransMedics Group, Inc. (a)	37,273	3,130,186
		15,507,702
Health Care – Services — 5.6%
Acadia Healthcare Co., Inc. (a)	87,137	6,939,591
Addus HomeCare Corp. (a)	36,738	3,405,612
Encompass Health Corp.	49,594	3,358,010
Tenet Healthcare Corp. (a)	67,248	5,472,642
		19,175,855
Pharmaceuticals — 3.7%
Ascendis Pharma AS ADR (a)	22,457	2,004,287
BellRing Brands, Inc. (a)	136,715	5,003,769
Collegium Pharmaceutical, Inc. (a)	104,942	2,255,204
Reata Pharmaceuticals, Inc. Class A (a)	32,511	3,314,822
		12,578,082
		76,906,364

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Energy — 5.2%
Oil & Gas — 3.1%
Chesapeake Energy Corp. (b)	42,053	$3,518,995
CNX Resources Corp. (a)	225,060	3,988,063
Helmerich & Payne, Inc.	82,038	2,908,247
		10,415,305
Oil & Gas Services — 0.8%
Nov, Inc.	173,604	2,784,608
Pipelines — 1.3%
Equitrans Midstream Corp.	473,526	4,526,909
		17,726,822
Financial — 14.5%
Banks — 3.7%
Bank of NT Butterfield & Son Ltd.	58,120	1,590,163
Cathay General Bancorp	86,099	2,771,527
Columbia Banking System, Inc.	151,666	3,075,786
Webster Financial Corp.	68,433	2,583,346
Wintrust Financial Corp.	35,696	2,592,244
		12,613,066
Diversified Financial Services — 3.3%
Federated Hermes, Inc.	120,732	4,328,242
PennyMac Financial Services, Inc.	31,918	2,244,154
Stifel Financial Corp.	81,734	4,877,068
		11,449,464
Insurance — 1.3%
Definity Financial Corp. (b)	161,921	4,296,300
Real Estate Investment Trusts (REITS) — 3.7%
DiamondRock Hospitality Co.	524,358	4,200,107
Four Corners Property Trust, Inc.	176,044	4,471,518
Outfront Media, Inc.	253,897	3,991,261
		12,662,886
Savings & Loans — 2.5%
Berkshire Hills Bancorp, Inc.	103,622	2,148,084
OceanFirst Financial Corp.	122,957	1,920,588
Pacific Premier Bancorp, Inc.	128,020	2,647,454
WSFS Financial Corp.	47,883	1,806,147
		8,522,273
		49,543,989
Industrial — 22.6%
Aerospace & Defense — 1.6%
Curtiss-Wright Corp.	30,038	5,516,779

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Building Materials — 2.0%
Summit Materials, Inc. Class A (a)	183,151	$6,932,265
Electrical Components & Equipment — 1.1%
Belden, Inc.	40,683	3,891,329
Electronics — 4.5%
Atkore, Inc. (a)	45,841	7,148,446
Itron, Inc. (a)	51,687	3,726,633
Vishay Intertechnology, Inc.	148,076	4,353,434
		15,228,513
Engineering & Construction — 2.2%
TopBuild Corp. (a)	27,876	7,415,574
Environmental Controls — 1.3%
Casella Waste Systems, Inc. Class A (a)	48,014	4,342,866
Hand & Machine Tools — 0.8%
Regal Rexnord Corp.	17,169	2,642,309
Machinery – Construction & Mining — 1.0%
BWX Technologies, Inc.	47,839	3,423,837
Machinery – Diversified — 2.1%
Esab Corp.	42,257	2,811,781
Zurn Elkay Water Solutions Corp. Class C	168,337	4,526,582
		7,338,363
Metal Fabricate & Hardware — 1.3%
Valmont Industries, Inc.	14,909	4,339,264
Miscellaneous - Manufacturing — 1.9%
EnPro Industries, Inc.	48,464	6,471,398
Packaging & Containers — 1.1%
Silgan Holdings, Inc.	79,984	3,750,450
Transportation — 1.7%
CryoPort, Inc. (a)	86,598	1,493,816
Hub Group, Inc. Class A (a)	53,723	4,315,031
		5,808,847
		77,101,794
Technology — 14.7%
Computers — 3.2%
3D Systems Corp. (a)	95,547	948,782
CACI International, Inc. Class A (a)	13,814	4,708,364
Endava PLC Sponsored ADR (a)	38,458	1,991,740
KBR, Inc.	52,609	3,422,741
		11,071,627
Semiconductors — 4.1%
Allegro MicroSystems, Inc. (a)	88,534	3,996,425
Ambarella, Inc. (a)	38,184	3,194,855

MassMutual Small Cap Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
MACOM Technology Solutions Holdings, Inc. (a)	49,326	$3,232,333
MKS Instruments, Inc. (b)	31,852	3,443,201
		13,866,814
Software — 7.4%
Consensus Cloud Solutions, Inc. (a)	39,231	1,216,161
Envestnet, Inc. (a)	53,128	3,153,147
Evolent Health, Inc. Class A (a)	99,345	3,010,153
Gitlab, Inc. Class A (a)	79,064	4,040,961
HashiCorp, Inc. Class A (a)	116,696	3,055,101
Paycor HCM, Inc. (a) (b)	187,694	4,442,717
Progress Software Corp.	54,250	3,151,925
Sprout Social, Inc. Class A (a)	69,522	3,209,136
		25,279,301
		50,217,742
Utilities — 1.1%
Electric — 1.1%
Portland General Electric Co.	77,538	3,631,104

TOTAL COMMON STOCK (Cost $291,906,837)		338,923,822

TOTAL EQUITIES (Cost $291,906,837)		338,923,822

TOTAL LONG-TERM INVESTMENTS (Cost $291,906,837)		338,923,822

	Principal Amount
SHORT-TERM INVESTMENTS — 0.9%
Repurchase Agreement — 0.9%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (c)	$2,900,322	2,900,322

TOTAL SHORT-TERM INVESTMENTS (Cost $2,900,322)		2,900,322

TOTAL INVESTMENTS — 100.3% (Cost $294,807,159) (d)		341,824,144

Other Assets/(Liabilities) — (0.3)%		(902,694)

NET ASSETS — 100.0%		$340,921,450

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $11,009,569 or 3.23% of net assets. The Fund received $11,296,782 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Maturity value of $2,900,689. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $2,958,412.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 99.8%

COMMON STOCK — 99.8%
Canada — 0.6%
Canadian Pacific Kansas City Ltd. (a)	16,853	$1,361,217
China — 3.8%
JD.com, Inc. ADR (a)	161,431	5,509,640
Meituan Class B (b) (c)	82,270	1,293,126
Tencent Holdings Ltd.	29,200	1,242,826
Yum China Holdings, Inc.	3,322	187,693
		8,233,285
Denmark — 3.5%
Novo Nordisk A/S Class B	46,545	7,517,658
France — 13.5%
Airbus SE	69,000	9,974,319
Dassault Systemes SE	22,285	988,253
EssilorLuxottica SA	6,517	1,233,328
Kering SA	8,357	4,628,422
LVMH Moet Hennessy Louis Vuitton SE	12,873	12,148,583
Pernod Ricard SA	1,570	346,875
		29,319,780
Germany — 2.5%
Allianz SE Registered	2,810	653,631
SAP SE	35,852	4,895,373
		5,549,004
India — 5.8%
DLF Ltd.	1,445,853	8,661,260
HDFC Bank Ltd.	43,653	906,623
ICICI Bank Ltd. Sponsored ADR	134,359	3,101,006
		12,668,889
Israel — 0.9%
Nice Ltd. Sponsored ADR (a) (b)	9,680	1,998,920
Italy — 0.8%
Brunello Cucinelli SpA	19,322	1,703,587
Japan — 6.3%
Hoya Corp.	8,700	1,037,818
Keyence Corp.	15,000	7,093,773
Murata Manufacturing Co. Ltd.	43,430	2,492,007
Omron Corp.	8,900	545,205

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
TDK Corp.	66,800	$2,586,578
		13,755,381
Netherlands — 1.4%
ASML Holding NV	4,061	2,939,640
Universal Music Group NV	8,627	191,671
		3,131,311
Spain — 1.5%
Amadeus IT Group SA (b)	43,190	3,292,860
Sweden — 4.3%
Assa Abloy AB Class B	155,803	3,739,939
Atlas Copco AB Class A	392,357	5,658,683
		9,398,622
Switzerland — 0.9%
Lonza Group AG Registered	3,247	1,939,077
United States — 54.0%
Adobe, Inc. (b)	16,182	7,912,836
Agilent Technologies, Inc.	16,810	2,021,402
Alphabet, Inc. Class A (b)	192,634	23,058,290
Amazon.com, Inc. (b)	18,177	2,369,554
Analog Devices, Inc.	55,951	10,899,814
Avantor, Inc. (b)	46,733	959,896
Boston Scientific Corp. (b)	13,758	744,170
Charles River Laboratories International, Inc. (b)	3,364	707,281
Charter Communications, Inc. Class A (b)	2,624	963,979
Danaher Corp.	4,375	1,050,000
Datadog, Inc. Class A (b)	5,325	523,874
Ecolab, Inc.	4,207	785,405
Equifax, Inc.	19,352	4,553,526
Fidelity National Information Services, Inc.	10,452	571,724
IDEXX Laboratories, Inc. (b)	1,785	896,481
Illumina, Inc. (b)	7,381	1,383,864
Intuit, Inc.	17,586	8,057,729
Intuitive Surgical, Inc. (b)	6,512	2,226,713
IQVIA Holdings, Inc. (b)	9,969	2,240,732
Lam Research Corp.	694	446,145
Marriott International, Inc. Class A	8,435	1,549,425
Marvell Technology, Inc.	59,867	3,578,849
Meta Platforms, Inc. Class A (b)	50,030	14,357,609
Microsoft Corp.	12,117	4,126,323
NVIDIA Corp.	6,319	2,673,063
Phathom Pharmaceuticals, Inc. (a) (b)	42,944	614,958
S&P Global, Inc.	25,102	10,063,141
Splunk, Inc. (b)	9,321	988,865
United Parcel Service, Inc. Class B	15,635	2,802,574

MassMutual Global Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Visa, Inc. Class A	19,666	$4,670,282
		117,798,504

TOTAL COMMON STOCK (Cost $129,660,060)		217,668,095

TOTAL EQUITIES (Cost $129,660,060)		217,668,095

TOTAL LONG-TERM INVESTMENTS (Cost $129,660,060)		217,668,095

SHORT-TERM INVESTMENTS — 2.6%
Investment of Cash Collateral from Securities Loaned — 2.6%
State Street Navigator Securities Lending Government Money Market Portfolio (d)	5,619,491	5,619,491

TOTAL SHORT-TERM INVESTMENTS (Cost $5,619,491)		5,619,491

TOTAL INVESTMENTS — 102.4% (Cost $135,279,551) (e)		223,287,586

Other Assets/(Liabilities) — (2.4)%		(5,217,308)

NET ASSETS — 100.0%		$218,070,278

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $7,591,360 or 3.48% of net assets. The Fund received $2,167,718 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Non-income producing security.
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $1,293,126 or 0.59% of net assets.
(d)	Represents investment of security lending cash collateral. (Note 2).
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual International Equity Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.8%

COMMON STOCK — 95.7%
Australia — 1.1%
BHP Group Ltd. Sponsored ADR (a)	2,000	$119,340
BHP Group Ltd. (a)	3,900	116,364
Glencore PLC	40,900	232,007
Macquarie Group Ltd.	3,000	357,496
Santos Ltd.	71,700	361,130
Sonic Healthcare Ltd.	3,000	71,357
Westpac Banking Corp.	11,930	170,184
Woodside Energy Group Ltd.	4,626	107,131
		1,535,009
Belgium — 0.8%
Anheuser-Busch InBev SA	10,394	588,677
Groupe Bruxelles Lambert NV	2,000	157,624
KBC Group NV	4,900	342,650
		1,088,951
Canada — 6.0%
Canadian National Railway Co.	27,474	3,326,952
Intact Financial Corp.	21,664	3,344,899
TFI International, Inc.	1,432	163,149
The Bank of Nova Scotia (a)	28,504	1,426,114
		8,261,114
China — 0.2%
NXP Semiconductor NV	1,300	266,084
Finland — 2.0%
Kone OYJ Class B	45,189	2,360,498
Nokia OYJ	89,900	377,267
		2,737,765
France — 9.8%
Accor SA	4,100	152,461
Amundi SA (b)	3,692	218,203
AXA SA	71,853	2,122,792
Capgemini SE	17,980	3,406,154
Cie de Saint-Gobain	3,700	225,394
Engie SA	11,005	183,048
LVMH Moet Hennessy Louis Vuitton SE	1,272	1,200,419
Rexel SA	5,800	143,411
Societe Generale SA	8,800	229,080
Sodexo SA	2,834	312,094
TotalEnergies SE	36,290	2,079,870
Veolia Environnement SA	18,092	572,006

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Vinci SA	21,912	$2,546,773
		13,391,705
Germany — 5.2%
Allianz SE Registered	1,960	455,914
BASF SE	5,700	276,750
Bayer AG Registered	2,100	116,101
Deutsche Boerse AG	1,736	320,612
Deutsche Post AG Registered	10,400	507,857
Heidelberg Materials AG	5,800	476,266
Infineon Technologies AG	10,500	433,025
K&S AG Registered	4,500	78,338
Merck KGaA	18,273	3,021,119
SAP SE	4,900	669,065
Siemens AG Registered	3,160	525,977
Siemens Energy AG (c)	7,934	140,051
Talanx AG (c)	2,300	131,857
		7,152,932
Hong Kong — 3.8%
AIA Group Ltd.	326,422	3,330,544
CK Asset Holdings Ltd.	57,000	316,335
Prudential PLC	113,218	1,596,639
		5,243,518
Ireland — 0.9%
AerCap Holdings NV (c)	8,481	538,713
AIB Group PLC	82,500	347,093
Ryanair Holdings PLC Sponsored ADR (c)	300	33,180
Smurfit Kappa Group PLC	11,300	377,185
		1,296,171
Israel — 0.2%
Check Point Software Technologies Ltd. (c)	2,390	300,232
Italy — 0.1%
Prysmian SpA	3,300	138,217
Japan — 14.9%
Astellas Pharma, Inc.	173,220	2,581,233
Chugai Pharmaceutical Co. Ltd. (a)	114,901	3,267,791
Denka Co. Ltd.	7,800	147,450
FANUC Corp.	9,300	326,991
Fujitsu Ltd.	3,000	386,781
Hitachi Ltd.	7,600	470,376
Kao Corp. (a)	58,846	2,131,378
KDDI Corp.	103,674	3,204,132
Kirin Holdings Co. Ltd. (a)	110,615	1,615,458
Kyocera Corp.	6,600	358,751
Nintendo Co. Ltd.	8,700	395,744
Olympus Corp.	14,400	227,936
ORIX Corp.	23,500	429,781
Rakuten Group, Inc.	54,200	188,779
SBI Holdings, Inc.	17,700	341,694
Seven & i Holdings Co. Ltd.	11,900	514,531
Shiseido Co. Ltd.	43,312	1,962,300

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Sony Group Corp.	7,700	$690,672
Square Enix Holdings Co. Ltd.	3,000	139,687
Sumitomo Mitsui Financial Group, Inc.	10,300	440,852
Toyota Industries Corp.	7,100	509,352
		20,331,669
Luxembourg — 0.2%
ArcelorMittal SA	10,100	275,170
Netherlands — 4.9%
ASML Holding NV	590	427,084
EXOR NV	1,300	116,159
Heineken Holding NV	4,300	373,886
Heineken NV	31,084	3,198,910
ING Groep NV	13,700	185,012
Koninklijke Philips NV	5,745	124,324
Shell PLC	77,976	2,321,559
		6,746,934
Norway — 0.5%
Aker BP ASA	12,013	281,503
DNB Bank ASA	18,800	351,480
		632,983
Republic of Korea — 0.4%
Samsung Electronics Co. Ltd.	9,100	501,560
Singapore — 0.3%
DBS Group Holdings Ltd.	16,200	378,794
Spain — 3.9%
Iberdrola SA	191,530	2,501,742
Industria de Diseno Textil SA	74,043	2,876,738
		5,378,480
Sweden — 2.9%
Assa Abloy AB Class B	128,261	3,078,813
Essity AB Class B	13,200	351,345
Husqvarna AB Class B (a)	9,700	87,986
Skandinaviska Enskilda Banken AB Class A	20,859	230,783
Volvo AB Class B	8,800	182,529
		3,931,456
Switzerland — 3.6%
ABB Ltd. Registered	9,500	373,809
Alcon, Inc.	1,000	83,085
Cie Financiere Richemont SA Registered Class A	2,400	407,217
Julius Baer Group Ltd.	3,000	189,159
Novartis AG Registered	38,032	3,838,471
		4,891,741
United Kingdom — 20.0%
Ashtead Group PLC	6,000	416,640
AstraZeneca PLC	21,990	3,149,808
Aviva PLC	17,558	88,493

MassMutual International Equity Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
BAE Systems PLC	275,027	$3,245,022
Barratt Developments PLC	21,100	110,769
BP PLC	83,600	489,799
Bunzl PLC	5,900	224,632
Burberry Group PLC	7,300	196,469
CK Hutchison Holdings Ltd.	83,000	508,037
CNH Industrial NV	19,900	287,628
Compass Group PLC	57,656	1,612,825
DCC PLC	6,541	365,610
Diageo PLC	58,136	2,493,798
Dowlais Group PLC (c)	31,173	50,256
Entain PLC	16,200	263,092
Inchcape PLC	21,556	213,037
Informa PLC	33,000	304,195
Kingfisher PLC	93,700	275,663
Legal & General Group PLC	96,600	280,027
Liberty Global PLC Class C (c)	13,900	247,003
Lloyds Banking Group PLC	755,300	418,717
Melrose Industries PLC	1,130	7,274
National Grid PLC	71,422	943,779
Persimmon PLC	10,200	132,976
Reckitt Benckiser Group PLC	49,524	3,719,267
Smith & Nephew PLC	219,849	3,547,446
Tesco PLC	133,000	420,284
Unilever PLC	10,300	537,068
Unilever PLC	54,884	2,857,219
		27,406,833
United States — 14.0%
Experian PLC	82,305	3,162,615
GSK PLC	18,320	323,617
Linde PLC	9,732	3,709,184
Linde PLC	870	331,540
Nestle SA Registered	33,899	4,078,887
Roche Holding AG	11,842	3,618,862
Sanofi	5,000	536,015
Schneider Electric SE	17,261	3,146,113
Stellantis NV	10,100	177,787
		19,084,620

TOTAL COMMON STOCK (Cost $124,628,206)		130,971,938

PREFERRED STOCK — 0.1%
Germany — 0.1%
Henkel AG & Co. KGaA 2.525%	2,200	175,861

TOTAL PREFERRED STOCK (Cost $172,879)		175,861

TOTAL EQUITIES (Cost $124,801,085)		131,147,799

TOTAL LONG-TERM INVESTMENTS (Cost $124,801,085)		131,147,799

	Principal Amount
SHORT-TERM INVESTMENTS — 3.4%
Repurchase Agreement — 3.4%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (d)	$4,554,978	4,554,978

TOTAL SHORT-TERM INVESTMENTS (Cost $4,554,978)		4,554,978

TOTAL INVESTMENTS — 99.2% (Cost $129,356,063) (e)		135,702,777

Other Assets/(Liabilities) — 0.8%		1,118,804

NET ASSETS — 100.0%		$136,821,581

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $6,446,379 or 4.71% of net assets. The Fund received $6,776,274 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $218,203 or 0.16% of net assets.
(c)	Non-income producing security.
(d)	Maturity value of $4,555,555. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $4,646,079.
(e)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments

June 30, 2023 (Unaudited)

	Number of Shares	Value
EQUITIES — 95.9%

COMMON STOCK — 95.3%
Australia — 0.6%
Glencore PLC	124,392	$705,618
Brazil — 5.8%
Ambev SA	825,963	2,658,220
Arezzo Industria e Comercio SA	5,000	82,568
B3 SA - Brasil Bolsa Balcao	319,600	975,180
NU Holdings Ltd/Cayman Islands Class A (a)	225,652	1,780,394
Vale SA Sponsored ADR	62,619	840,347
WEG SA	67,237	530,094
		6,866,803
Chile — 0.8%
Antofagasta PLC	7,551	140,720
Banco Santander Chile	16,532,668	782,345
		923,065
China — 25.8%
BeiGene Ltd. ADR (a) (b)	5,646	1,006,682
H World Group Ltd. (a)	9,900	38,302
H World Group Ltd. ADR (a)	119,388	4,629,867
Meituan Class B (a) (c)	77,629	1,220,179
MicroTech Medical Hangzhou Co. Ltd. Class H (a) (c)	33,400	22,800
NetEase, Inc. ADR	44,680	4,320,109
New Horizon Health Ltd. (a) (c)	76,500	268,276
PDD Holdings, Inc. (a)	16,087	1,112,255
Silergy Corp.	14,000	175,048
Tencent Holdings Ltd.	103,790	4,417,565
Wuxi Biologics Cayman, Inc. (a) (c)	187,500	903,462
Yum China Holdings, Inc.	120,151	6,788,531
Zai Lab Ltd. ADR (a)	15,460	428,706
ZTO Express Cayman, Inc.	12,420	311,341
ZTO Express Cayman, Inc. ADR	184,291	4,622,018
		30,265,141
France — 6.1%
L'Oreal SA	574	267,873
Pernod Ricard SA	25,498	5,633,511
TotalEnergies SE	21,523	1,233,537
		7,134,921
Hong Kong — 1.5%
AIA Group Ltd.	129,000	1,316,211
Hong Kong Exchanges & Clearing Ltd.	7,700	292,823

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Hongkong Land Holdings Ltd.	31,100	$121,504
		1,730,538
India — 18.3%
Havells India Ltd.	31,152	$487,138
Housing Development Finance Corp. Ltd.	226,411	7,796,204
Kotak Mahindra Bank Ltd.	280,731	6,309,808
Oberoi Realty Ltd.	83,222	999,718
Tata Consultancy Services Ltd.	146,846	5,918,162
		21,511,030
Indonesia — 0.8%
Bank Central Asia Tbk PT	1,543,300	951,405
Italy — 1.9%
Ermenegildo Zegna NV	29,165	369,812
PRADA SpA	271,700	1,820,669
		2,190,481
Japan — 0.5%
Daiichi Sankyo Co. Ltd.	18,300	580,319
Mexico — 11.1%
America Movil SAB de CV ADR (a)	100,389	2,172,418
Fomento Economico Mexicano SAB de CV	193,993	2,146,650
Grupo Mexico SAB de CV Series B	1,253,534	6,027,099
Wal-Mart de Mexico SAB de CV	674,768	2,676,287
		13,022,454
Netherlands — 0.1%
Argenx SE ADR (a)	174	67,813
Peru — 1.0%
Credicorp Ltd.	8,344	1,231,908
Philippines — 1.1%
SM Investments Corp.	78,470	1,317,003
Portugal — 0.6%
Galp Energia SGPS SA	65,081	760,953
Republic of Korea — 7.1%
LG Chem Ltd.	6,449	3,298,328
LG H&H Co. Ltd.	857	300,178
Samsung Biologics Co. Ltd. (a) (c)	3,487	1,968,923
Samsung Electronics Co. Ltd.	50,079	2,760,176
		8,327,605
Russia — 0.0%
Novatek PJSC (a) (d) (e)	19,765	—
Sberbank of Russia PJSC (d) (e)	18,062	—
		—
South Africa — 0.6%
FirstRand Ltd.	194,790	710,830

MassMutual Strategic Emerging Markets Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
Switzerland — 3.4%
Cie Financiere Richemont SA Registered Class A	23,753	$4,030,258
Taiwan — 8.1%
MediaTek, Inc.	5,000	$110,986
Taiwan Semiconductor Manufacturing Co. Ltd.	503,000	9,373,570
		9,484,556
United Kingdom — 0.1%
AstraZeneca PLC Sponsored ADR	2,483	177,708

TOTAL COMMON STOCK (Cost $104,883,445)		111,990,409

PREFERRED STOCK — 0.6%
Brazil — 0.6%
Banco Bradesco SA 4.052%	216,349	743,273

TOTAL PREFERRED STOCK (Cost $733,954)		743,273

TOTAL EQUITIES (Cost $105,617,399)		112,733,682

WARRANTS — 0.1%
Switzerland — 0.1%
Cie Financiere Richemont SA, Expires 11/22/23, Strike 67.00 (a)	53,937	74,423

TOTAL WARRANTS (Cost $0)		74,423

TOTAL LONG-TERM INVESTMENTS (Cost $105,617,399)		112,808,105

	Principal Amount
SHORT-TERM INVESTMENTS — 4.2%
Repurchase Agreement — 4.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/30/23, 1.520%, due 7/03/23 (f)	$4,873,791	4,873,791

TOTAL SHORT-TERM INVESTMENTS (Cost $4,873,791)		4,873,791

TOTAL INVESTMENTS — 100.2% (Cost $110,491,190) (g)		117,681,896

Other Assets/(Liabilities) — (0.2)%		(178,722)

NET ASSETS — 100.0%		$117,503,174

Abbreviation Legend

ADR	American Depositary Receipt

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2023, was $741,327 or 0.63% of net assets. The Fund received $763,913 of non-cash collateral (U.S. Treasury and/or Agency obligations) related to securities lending activity. This amount is not reflected on the Portfolio of Investments. (Note 2).
(c)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2023, the aggregate market value of these securities amounted to $4,383,640 or 3.73% of net assets.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2023, these securities amounted to a value of $0 or 0.00% of net assets.
(e)	Investment is valued using significant unobservable inputs.
(f)	Maturity value of $4,874,409. Collateralized by U.S. Government Agency obligations with a rate of 4.250%, maturity date of 10/15/25, and an aggregate market value, including accrued interest, of $4,971,331.
(g)	See Note 3 for aggregate cost for federal tax purposes.

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Premier Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated August 1, 1994, as amended and restated as of November 21, 2011, as it may be further amended from time to time. The Trust consists of 14 series, including the following 13 series listed below (each individually referred to as a “Fund” or collectively as the “Funds”):

MassMutual Short-Duration Bond Fund (“Short-Duration Bond Fund”)

MassMutual Inflation-Protected and Income Fund (“Inflation-Protected and Income Fund”)

MassMutual Core Bond Fund (“Core Bond Fund”)

MassMutual Diversified Bond Fund (“Diversified Bond Fund”)

MassMutual High Yield Fund (“High Yield Fund”)

MassMutual Balanced Fund (“Balanced Fund”)

MassMutual Disciplined Value Fund (“Disciplined Value Fund”)

MassMutual Main Street Fund (“Main Street Fund”)

MassMutual Disciplined Growth Fund (“Disciplined Growth Fund”)

MassMutual Small Cap Opportunities Fund (“Small Cap Opportunities Fund”)

MassMutual Global Fund (“Global Fund”)

MassMutual International Equity Fund (“International Equity Fund”)

MassMutual Strategic Emerging Markets Fund (“Strategic Emerging Markets Fund”)

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund’s shares is determined once daily as of the close of regular trading on the New York Stock Exchange (“NYSE”), on each day the NYSE is open for trading (a “business day”). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE’s scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC (“MML Advisers”) will determine the fair value of a Fund’s securities in accordance with MML Advisers’ fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund’s net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund’s assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Notes to Portfolio of Investments (Unaudited) (Continued)

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System (“NASDAQ System”), or in the case of over-the-counter (“OTC”) securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees (“Trustees”) have designated MML Advisers as the Funds’ “valuation designee,” responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund’s assets will be subject to fair valuation in accordance with MML Advisers’ fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Investments in equity or debt issued by privately held companies or funds (“Private Company” or collectively, the “Private Companies”) and any other investments fair valued using significant unobservable inputs may be fair valued using one or a combination of, but not limited to, the following inputs:

Market approach: (i) recent market transactions, including subsequent rounds of financing, in the underlying investment or comparable issuers; (ii) recapitalizations and other transactions across the capital structure; and (iii) market multiples of comparable issuers.

Income approach: (i) future cash flows discounted to present value and adjusted as appropriate for liquidity, credit, and/or market risks; (ii) quoted prices for similar investments or assets in active markets; and (iii) other risk factors, such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts, and/or default rates.

Cost approach: (i) audited or unaudited financial statements, investor communications, and financial or operational metrics issued by the Private Company; (ii) changes in the valuation of relevant indexes or publicly traded companies comparable to the Private Company; (iii) relevant news and other public sources; and (iv) known secondary market transactions in the Private Company's interests and merger or acquisition activity in companies comparable to the Private Company.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method (“CVM”), an option pricing model (“OPM”), a probability weighted expected return model (“PWERM”), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company’s capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

Notes to Portfolio of Investments (Unaudited) (Continued)

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

Notes to Portfolio of Investments (Unaudited) (Continued)

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The Disciplined Value Fund, Main Street Fund, Disciplined Growth Fund, and Small Cap Opportunities Fund characterized all long-term investments at Level 1, and all short-term investments at Level 2, except for the State Street Navigator Securities Lending Government Money Market Portfolio which was characterized at Level 1, as of June 30, 2023. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2023, for the remaining Funds' investments:

Short-Duration Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$116,194,740	$—	$116,194,740
Non-U.S. Government Agency Obligations	—	110,147,930	—	110,147,930
U.S. Government Agency Obligations and Instrumentalities	—	81,356	—	81,356
Short-Term Investments	1,389,480	4,990,360	—	6,379,840
Total Investments	$1,389,480	$231,414,386	$—	$232,803,866

Asset Derivatives
Futures Contracts	$1,153,669	$—	$—	$1,153,669
Swap Agreements	—	252,891	—	252,891
Total	$1,153,669	$252,891	$—	$1,406,560

Liability Derivatives
Futures Contracts	$(1,503,892)	$—	$—	$(1,503,892)
Swap Agreements	—	(1,001,983)	—	(1,001,983)
Total	$(1,503,892)	$(1,001,983)	$—	$(2,505,875)

Notes to Portfolio of Investments (Unaudited) (Continued)

Inflation-Protected and Income Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Non-U.S. Government Agency Obligations	$—	$146,426,902	$—	$146,426,902
U.S. Government Agency Obligations and Instrumentalities	—	34,793,127	—	34,793,127
U.S. Treasury Obligations	—	51,747,732	—	51,747,732
Short-Term Investments	—	42,579,190	—	42,579,190
Total Investments	$—	$275,546,951	$—	$275,546,951

Asset Derivatives
Futures Contracts	$1,090,652	$—	$—	$1,090,652
Swap Agreements	—	2,059,857	—	2,059,857
Total	$1,090,652	$2,059,857	$—	$3,150,509

Liability Derivatives
Futures Contracts	$(513)	$—	$—	$(513)
Swap Agreements	—	(2,890,796)	—	(2,890,796)
Total	$(513)	$(2,890,796)	$—	$(2,891,309)

Notes to Portfolio of Investments (Unaudited) (Continued)

Core Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Corporate Debt	$—	$280,364,914	$—	$280,364,914
Non-U.S. Government Agency Obligations	—	211,034,859	—	211,034,859
Sovereign Debt Obligations	—	1,518,510	—	1,518,510
U.S. Government Agency Obligations and Instrumentalities	—	224,005,241	—	224,005,241
U.S. Treasury Obligations	—	11,764,305	—	11,764,305
Short-Term Investments	5,599,395	88,804,730	—	94,404,125
Total Investments	$5,599,395	$817,492,559	$—	$823,091,954

Asset Derivatives
Futures Contracts	$594,175	$—	$—	$594,175
Swap Agreements	—	1,386,265	—	1,386,265
Total	$594,175	$1,386,265	$—	$1,980,440

Liability Derivatives
Futures Contracts	$(1,338,477)	$—	$—	$(1,338,477)
Swap Agreements	—	(5,435,224)	—	(5,435,224)
Total	$(1,338,477)	$(5,435,224)	$—	$(6,773,701)

Notes to Portfolio of Investments (Unaudited) (Continued)

Diversified Bond Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Preferred Stock	$1,043,237	$—	$—	$1,043,237
Corporate Debt	—	70,415,104	—	70,415,104
Non-U.S. Government Agency Obligations	—	43,705,271	—	43,705,271
Sovereign Debt Obligations	—	182,768	—	182,768
U.S. Government Agency Obligations and Instrumentalities	—	26,561,163	—	26,561,163
U.S. Treasury Obligations	—	9,864,071	—	9,864,071
Purchased Options	—	10,454	—	10,454
Warrants	—	—	4,002	4,002
Short-Term Investments	4,264,865	15,247,215	—	19,512,080
Total Investments	$5,308,102	$165,986,046	$4,002	$171,298,150

Asset Derivatives
Forward Contracts	$—	$96,196	$—	$96,196
Futures Contracts	106,756	—	—	106,756
Swap Agreements	—	277,420	—	277,420
Total	$106,756	$373,616	$—	$480,372

Liability Derivatives
Forward Contracts	$—	$(126,728)	$—	$(126,728)
Futures Contracts	(352,851)	—	—	(352,851)
Swap Agreements	—	(1,064,312)	—	(1,064,312)
Written Options	—	(14,833)	—	(14,833)
Total	$(352,851)	$(1,205,873)	$—	$(1,558,724)

Notes to Portfolio of Investments (Unaudited) (Continued)

High Yield Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Bank Loans	$—	$7,617,887	$—	$7,617,887
Corporate Debt	—	359,471,392	—	359,471,392
Short-Term Investments	20,460,977	24,415,489	—	44,876,466
Total Investments	$20,460,977	$391,504,768	$—	$411,965,745

Liability Investments
Unfunded Bank Loan Commitments **	$—	$(308)	$—	$(308)

Notes to Portfolio of Investments (Unaudited) (Continued)

Balanced Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock	$76,117,444	$—	$—	$76,117,444
Corporate Debt	—	12,771,916	—	12,771,916
Non-U.S. Government Agency Obligations	—	4,352,861	—	4,352,861
U.S. Government Agency Obligations and Instrumentalities	—	10,365,718	—	10,365,718
U.S. Treasury Obligations	—	15,528,493	—	15,528,493
Short-Term Investments	—	942,912	—	942,912
Total Investments	$76,117,444	$43,961,900	$—	$120,079,344

Asset Derivatives
Futures Contracts	$57,378	$—	$—	$57,378

Liability Derivatives
Futures Contracts	$(169)	$—	$—	$(169)

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Canada	$1,361,217	$—	$—	$1,361,217
China	5,697,333	2,535,952	—	8,233,285
Denmark	—	7,517,658	—	7,517,658
France	—	29,319,780	—	29,319,780
Germany	—	5,549,004	—	5,549,004
India	3,101,006	9,567,883	—	12,668,889
Israel	1,998,920	—	—	1,998,920
Italy	—	1,703,587	—	1,703,587
Japan	—	13,755,381	—	13,755,381
Netherlands	—	3,131,311	—	3,131,311
Spain	—	3,292,860	—	3,292,860
Sweden	—	9,398,622	—	9,398,622
Switzerland	—	1,939,077	—	1,939,077
United States	117,798,504	—	—	117,798,504
Short-Term Investments	5,619,491	—	—	5,619,491
Total Investments	$135,576,471	$87,711,115	$—	$223,287,586

Notes to Portfolio of Investments (Unaudited) (Continued)

International Equity Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$119,340	$1,415,669	$—	$1,535,009
Belgium	—	1,088,951	—	1,088,951
Canada	8,261,114	—	—	8,261,114
China	266,084	—	—	266,084
Finland	—	2,737,765	—	2,737,765
France	—	13,391,705	—	13,391,705
Germany	—	7,152,932	—	7,152,932
Hong Kong	—	5,243,518	—	5,243,518
Ireland	571,893	724,278	—	1,296,171
Israel	300,232	—	—	300,232
Italy	—	138,217	—	138,217
Japan	—	20,331,669	—	20,331,669
Luxembourg	—	275,170	—	275,170
Netherlands	—	6,746,934	—	6,746,934
Norway	—	632,983	—	632,983
Republic of Korea	—	501,560	—	501,560
Singapore	—	378,794	—	378,794
Spain	—	5,378,480	—	5,378,480
Sweden	—	3,931,456	—	3,931,456
Switzerland	—	4,891,741	—	4,891,741
United Kingdom	247,003	27,159,830	—	27,406,833
United States	331,540	18,753,080	—	19,084,620
Preferred Stock*
Germany	—	175,861	—	175,861
Short-Term Investments	—	4,554,978	—	4,554,978
Total Investments	$10,097,206	$125,605,571	$—	$135,702,777

Notes to Portfolio of Investments (Unaudited) (Continued)

Strategic Emerging Markets Fund

Asset Investments	Level 1	Level 2	Level 3	Total
Common Stock*
Australia	$—	$705,618	$—	$705,618
Brazil	6,866,803	—	—	6,866,803
Chile	782,345	140,720	—	923,065
China	22,908,168	7,356,973	—	30,265,141
France	—	7,134,921	—	7,134,921
Hong Kong	—	1,730,538	—	1,730,538
India	—	21,511,030	—	21,511,030
Indonesia	—	951,405	—	951,405
Italy	369,812	1,820,669	—	2,190,481
Japan	—	580,319	—	580,319
Mexico	13,022,454	—	—	13,022,454
Netherlands	67,813	—	—	67,813
Peru	1,231,908	—	—	1,231,908
Philippines	—	1,317,003	—	1,317,003
Portugal	—	760,953	—	760,953
Republic of Korea	—	8,327,605	—	8,327,605
Russia	—	—	—+	—
South Africa	—	710,830	—	710,830
Switzerland	—	4,030,258	—	4,030,258
Taiwan	—	9,484,556	—	9,484,556
United Kingdom	177,708	—	—	177,708
Preferred Stock
Brazil	743,273	—	—	743,273
Warrants	74,423	—	—	74,423
Short-Term Investments	—	4,873,791	—	4,873,791
Total Investments	$46,244,707	$71,437,189	$—	$117,681,896

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments after the close of trading in their respective foreign markets, as applicable.

**	Unfunded loan commitments are valued at the unrealized appreciation (depreciation) on the commitment.

+	Represents a security at $0 value as of June 30, 2023.

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semiannual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds’ securities lending activities are governed by a Securities Lending Agency Agreement (“Lending Agreement”) between each Fund and the lending agent (“Agent”). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a “Borrower”).

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2023, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds’ cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Notes to Portfolio of Investments (Unaudited) (Continued)

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower (“Borrowing Agreement”), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Fund invests a significant amount of its assets in foreign securities and each of the International Equity Fund and Strategic Emerging Markets Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund’s shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Notes to Portfolio of Investments (Unaudited) (Continued)

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income and distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

3. Federal Income Tax Information

At June 30, 2023, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
Short-Duration Bond Fund	$275,689,030	$240,059	$(43,125,223)	$(42,885,164)
Inflation-Protected and Income Fund	286,925,377	213,944	(11,592,370)	(11,378,426)
Core Bond Fund	908,764,231	1,274,518	(86,946,795)	(85,672,277)
Diversified Bond Fund	193,602,724	300,118	(22,604,692)	(22,304,574)
High Yield Fund	445,799,723	2,891,270	(36,725,248)	(33,833,978)
Balanced Fund	116,842,473	9,424,955	(6,188,084)	3,236,871
Disciplined Value Fund	69,550,953	6,882,005	(3,446,904)	3,435,101
Main Street Fund	61,980,549	14,275,137	(1,466,614)	12,808,523
Disciplined Growth Fund	149,167,755	23,918,050	(2,664,076)	21,253,974
Small Cap Opportunities Fund	294,807,159	64,811,820	(17,794,835)	47,016,985
Global Fund	135,279,551	93,461,378	(5,453,343)	88,008,035
International Equity Fund	129,356,063	13,847,327	(7,500,613)	6,346,714
Strategic Emerging Markets Fund	110,491,190	12,288,963	(5,098,257)	7,190,706

4. New Accounting Pronouncements

In June 2022, FASB issued Accounting Standards Update 2022-03 — Fair Value Measurement (Topic 820) — Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies the guidance in Topic 820 to indicate that a contractual sale restriction should not be considered in the fair value of an equity security subject to such a restriction, and requires entities with investments in equity securities subject to contractual sale restrictions to disclose certain qualitative and quantitative information about such securities. ASU 2022-03 is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2023, and allows for early adoption. ASU 2022-03 will only be applicable to an equity security in which the contractual arrangement that restricts its sale is executed or modified on or after the adoption date. Management is currently evaluating the impact of applying this update.

5. Coronavirus (COVID-19) Pandemic

The global pandemic outbreak of the novel coronavirus known as COVID-19 and efforts to contain its spread have produced, and may continue to produce, substantial market volatility, severe market dislocations and liquidity constraints in many markets, exchange trading suspensions and closures, higher default rates, and global business disruption, and they may result in future significant adverse effects. Such factors, and the effects of other infectious illness outbreaks, epidemics, or pandemics, may have a significant adverse effect on a Fund’s performance and have the potential to impair the ability of a Fund’s investment adviser, subadviser, or other service providers to serve the Fund and could lead to disruptions that negatively impact the Fund.

Notes to Portfolio of Investments (Unaudited) (Continued)

6. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund’s investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.